UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturnTM Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- RealEstateRealReturn Strategy Portfolio

- Short-Term Portfolio

- Small Cap StocksPLUS® TR Portfolio

- StocksPLUS® Growth and Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio

March 31, 2008 (Unaudited)

		Value
	Shares	(000s)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	2,569,179	$47,067
Convertible Fund	1,594,016	20,834
Developing Local Markets Fund	14,316,303	154,759
Diversified Income Fund	4,189,495	44,870
Emerging Local Bond Fund	13,468,487	132,934
Emerging Markets Bond Fund	10,043,366	107,263
Floating Income Fund	13,251,555	119,927
Foreign Bond Fund (Unhedged)	526,154	6,072
Fundamental Advantage Total Return Strategy Fund	3,297,021	32,970
Fundamental IndexPLUSTM Fund	2,560,163	24,373
Fundamental IndexPLUSTM TR Fund	3,930,530	37,026
Global Bond Fund (Unhedged)	257,887	2,834
GNMA Fund	855,942	9,732
High Yield Fund	3,831,732	35,252
Income Fund	4,166,022	41,327
International StocksPLUS® TR Strategy Fund (Unhedged)	487,792	4,658
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,892,855	19,515
Long Duration Total Return Fund	1,070,728	11,253
Long-Term U.S. Government Fund	4,712,684	53,253
Low Duration Fund	7,389,404	74,929
Mortage-Backed Securities Fund	1,694,149	18,432
Real Return Asset Fund	15,684,825	189,002
Real Return Fund	16,009,244	183,306
RealEstateRealReturn Strategy Fund	5,927,743	35,863
Short-Term Fund	197,008	1,933
StocksPLUS® Total Return Fund	350,516	3,512
Total Return Fund	9,786,994	106,776

Total PIMCO Funds (Cost $1,511,896)		1,519,672

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.1%
Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
1.900% due 04/01/2008	$1,647	1,647
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $1,684. Repurchase proceeds are $1,647.)

Total Short-Term Instruments (Cost $1,647)		1,647

Total Investments 100.0% (Cost $1,513,543)		$1,521,319
Other Assets and Liabilities (Net) (0.0%)		(674)

Net Assets 100.0%		$1,520,645

Notes to Schedule of Investments:

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturnTM Strategy Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Daimler Finance North America LLC
6.800% due 08/03/2012		$1,197	$996

Total Bank Loan Obligations (Cost $1,142)			996

CORPORATE BONDS & NOTES 6.4%
Banking & Finance 4.7%
American Express Bank FSB
6.000% due 09/13/2017		600	586
American Express Centurion Bank
6.000% due 09/13/2017		500	486
American Express Co.
7.000% due 03/19/2018		800	842
8.150% due 03/19/2038		230	256
American Express Credit Corp.
3.179% due 03/02/2009		800	796
Atlantic & Western Re Ltd.
10.979% due 01/09/2009		300	302
Bank of America Corp.
3.220% due 02/17/2009		900	899
Barclays Bank PLC
5.450% due 09/12/2012		1,400	1,436
7.434% due 09/29/2049		200	181
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		600	601
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	93
CIT Group, Inc.
3.401% due 01/30/2009		900	783
Citigroup Funding, Inc.
2.599% due 04/23/2009		1,000	988
Citigroup, Inc.
2.701% due 12/28/2009		800	784
Credit Agricole S.A.
3.090% due 05/28/2009		1,100	1,101
General Electric Capital Corp.
2.941% due 12/12/2008		100	100
5.875% due 01/14/2038		1,000	967
Goldman Sachs Group, Inc.
2.639% due 12/23/2008		900	894
2.689% due 12/22/2008		1,000	993
6.750% due 10/01/2037		1,600	1,493
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027		100	93
Merna Reinsurance Ltd.
3.346% due 07/07/2010 (k)		1,000	909
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		500	495
Morgan Stanley
3.206% due 02/09/2009		900	890
Rabobank Nederland
4.278% due 01/15/2009		100	100
Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010		500	509
Rockies Express Pipeline LLC
4.250% due 08/20/2009		1,200	1,201
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		700	632
Spinnaker Capital Ltd.
14.300% due 06/15/2008		300	305
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		200	200
Wachovia Bank N.A.
3.146% due 12/02/2010		400	382
Wells Fargo & Co.
4.375% due 01/31/2013		400	399

			20,696

Industrials 1.2%
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,546
Kraft Foods, Inc.
6.000% due 02/11/2013		250	259
Mandalay Resort Group
6.500% due 07/31/2009		1,000	1,001
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,008
Weyerhaeuser Co.
3.599% due 09/24/2009		600	592

			5,406

Utilities 0.5%
AT&T, Inc.
3.195% due 02/05/2010		900	892
BellSouth Corp.
4.240% due 04/26/2021		1,100	1,101
NGPL Pipe Co. LLC
6.514% due 12/15/2012		300	312

			2,305

Total Corporate Bonds & Notes (Cost $28,649)			28,407

MUNICIPAL BONDS & NOTES 0.5%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		400	390
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	176
Pierce County, Washington School District No. 10 General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 12/01/2023		100	103
University of New Mexico Revenue Bonds, (FSA Insured), Series 2007
5.000% due 06/01/2036		1,300	1,281
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	95

Total Municipal Bonds & Notes (Cost $2,147)			2,045

COMMODITY INDEX-LINKED NOTES 11.1%
Calyon Financial, Inc. (DJAIGTR)
5.024% due 08/16/2008		3,000	4,564
Commonwealth Bank of Australia (DJAIGTR)
4.981% due 09/30/2008		3,000	5,208
Credit Suisse USA, Inc. (DJAIGTR)
0.000% due 02/17/2009 (k)		5,000	6,073
Landesbank Baden-Wurttemberg (DJAIGTR)
2.982% due 11/25/2008		3,500	4,728
Morgan Stanley (GSCI)
3.181% due 03/06/2009		16,000	18,642
Natixis Financial Products, Inc. (DJAIGTR)
4.696% due 05/09/2008		4,000	6,150
Svensk ExportKredit AB (DJAIGTR)
4.979% due 05/19/2008		2,000	2,963
Swiss Re Treasury US Corp. (DJAIGCI)
0.000% due 01/07/2009		1,000	1,366

Total Commodity Index-Linked Notes (Cost $37,500)			49,694

U.S. GOVERNMENT AGENCIES 57.2%
Fannie Mae
2.949% due 05/25/2042		22	22
4.196% due 11/01/2034		212	214
4.668% due 05/25/2035		300	302
5.000% due 01/01/2037 - 02/01/2037		978	969
5.500% due 09/01/2035 - 04/01/2038		153,785	155,404
5.722% due 10/01/2044		28	28
5.723% due 03/01/2044		426	424
5.950% due 02/25/2044		109	111
6.000% due 07/01/2022 - 04/01/2038		25,631	26,282
Freddie Mac
2.859% due 08/25/2031		4	4
2.968% due 07/15/2019 - 10/15/2020		3,978	3,851
3.048% due 02/15/2019		3,558	3,536
4.000% due 03/15/2023 - 10/15/2023		80	80
4.500% due 05/15/2017		58	59
4.540% due 01/01/2034		39	39
5.000% due 02/15/2020 - 02/01/2036		1,327	1,342
5.500% due 05/15/2016 - 02/01/2038		33,273	33,645
5.722% due 02/25/2045		228	221
6.000% due 11/01/2028 - 11/01/2037		20,477	21,025
6.681% due 10/01/2036		2,059	2,101
6.701% due 09/01/2036		1,860	1,906
6.745% due 07/01/2036		1,638	1,680
Ginnie Mae
5.500% due 07/15/2037 - 09/15/2037		979	1,000
6.500% due 02/15/2031 - 08/15/2037		823	857

Total U.S. Government Agencies (Cost $251,340)			255,102

U.S. TREASURY OBLIGATIONS 103.0%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		18,539	18,978
1.625% due 01/15/2015		554	587
1.625% due 01/15/2018		18,784	19,701
1.750% due 01/15/2028		24,825	24,594
1.875% due 07/15/2013		11,638	12,551
1.875% due 07/15/2015		7,834	8,448
2.000% due 04/15/2012		41,183	44,334
2.000% due 01/15/2014		11,224	12,148
2.000% due 07/15/2014		14,033	15,231
2.000% due 01/15/2016		23,345	25,283
2.000% due 01/15/2026		19,193	19,767
2.375% due 04/15/2011		61,409	65,982
2.375% due 01/15/2017		15,107	16,839
2.375% due 01/15/2025		35,692	38,809
2.375% due 01/15/2027		21,087	23,000
2.500% due 07/15/2016		8,486	9,547
2.625% due 07/15/2017		23,377	26,613
3.000% due 07/15/2012		14,830	16,619
3.375% due 01/15/2012		3,932	4,425
3.625% due 04/15/2028		13,870	17,970
3.875% due 01/15/2009		1,677	1,739
3.875% due 04/15/2029		16,860	22,780
4.250% due 01/15/2010		12,076	13,100

Total U.S. Treasury Obligations (Cost $460,195)			459,045

MORTGAGE-BACKED SECURITIES 2.3%
Banc of America Large Loan, Inc.
3.328% due 08/15/2029		1,281	1,232
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		769	736
4.550% due 08/25/2035		414	398
4.862% due 01/25/2035		1,630	1,580
Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037		677	593
Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037		998	948
5.681% due 01/26/2036		912	772
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		227	216
4.700% due 12/25/2035		391	380
4.748% due 08/25/2035		208	207
Countrywide Home Loan Mortgage Pass-Through Trust
3.778% due 11/19/2033		31	29
First Horizon Alternative Mortgage Securities
4.713% due 06/25/2034		46	41
Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047		754	716
2.869% due 11/25/2045		28	23
Harborview Mortgage Loan Trust
2.799% due 03/19/2037		128	97
Lehman XS Trust
2.679% due 07/25/2046		46	44
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		100	95
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		966	907
Residential Accredit Loans, Inc.
5.686% due 09/25/2045		387	329
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		66	63
5.726% due 01/25/2035		35	34
Structured Asset Mortgage Investments, Inc.
2.889% due 10/19/2034		48	42
Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020		978	901

Total Mortgage-Backed Securities (Cost $11,002)			10,383

ASSET-BACKED SECURITIES 1.2%
Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034		1	1
Carrington Mortgage Loan Trust
2.919% due 10/25/2035		385	331
Citigroup Mortgage Loan Trust, Inc.
2.659% due 01/25/2037		360	355
Countrywide Asset-Backed Certificates
2.669% due 07/25/2036		3	3
3.265% due 07/25/2036		1	1
First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038		610	578
2.689% due 01/25/2036		3	3
GSAMP Trust
2.669% due 12/25/2036		558	535
Home Equity Asset Trust
2.679% due 05/25/2036		6	6
HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035		4	4
Lehman XS Trust
2.679% due 04/25/2046		64	63
Morgan Stanley ABS Capital I
2.649% due 11/25/2036		925	883
Nelnet Student Loan Trust
3.421% due 07/25/2016		17	17
Nomura Asset Acceptance Corp.
2.739% due 01/25/2036		11	11
Option One Mortgage Loan Trust
2.649% due 01/25/2037		436	410
SLM Student Loan Trust
3.321% due 07/25/2013		765	763
Specialty Underwriting & Residential Finance
2.659% due 01/25/2038		734	702
Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		554	519

Total Asset-Backed Securities (Cost $5,437)			5,185

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	1,906
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	241,680	2,382
1.100% due 12/10/2016		120,240	1,205
1.200% due 06/10/2017		404,000	4,055
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	141
Svenska Handelsbanken AB
4.786% due 03/16/2015		100	155
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,071

Total Foreign Currency-Denominated Issues (Cost $9,795)			10,915

SHORT-TERM INSTRUMENTS 27.7%
Certificates of Deposit 1.1%
Abbey National Treasury Services PLC
2.653% due 07/02/2008		$1,300	1,296
Calyon Financial, Inc.
4.035% due 01/16/2009		800	799
Nordea Bank Finland PLC
2.671% due 12/01/2008		1,100	1,099
5.308% due 04/09/2009		600	600
Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009		900	900

			4,694

Commercial Paper 17.6%
ANZ National International Ltd.
3.050% due 05/19/2008		1,300	1,295
ASB Finance Ltd.
4.550% due 04/21/2008		1,000	997
Barclays U.S. Funding Corp.
3.005% due 05/07/2008		9,100	9,073
3.025% due 05/20/2008		1,200	1,195
Danske Corp.
2.790% due 04/15/2008		1,400	1,398
Federal Home Loan Bank
1.500% due 04/01/2008		12,500	12,500
Fortis Funding LLC
3.010% due 05/13/2008		1,200	1,196
ING Funding LLC
4.290% due 04/09/2008		1,000	999
Rabobank USA Financial Corp.
3.000% due 04/08/2008		700	700
Royal Bank of Scotland Group PLC
3.040% due 05/21/2008		11,900	11,850
Societe General N.A.
2.770% due 06/16/2008		15,200	15,111
Stadshypotek, Inc.
4.300% due 04/08/2008		1,000	999
Swedbank AB
4.460% due 04/08/2008		200	200
UBS Finance Delaware LLC
4.140% due 05/12/2008		1,000	995
Unicredito Italiano SpA
3.080% due 04/30/2008		10,100	10,075
Westpac Banking Corp.
3.070% due 05/06/2008		10,100	10,070

			78,653

Repurchase Agreements 0.7%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008		2,300	2,300
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $2,358. Repurchase proceeds are $2,300.)
State Street Bank and Trust Co.
1.900% due 04/01/2008		869	869
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $146. Repurchase proceeds are $140.)

			3,169

U.S. Treasury Bills 8.3%
0.842% due 06/12/2008 - 06/26/2008 (a)(c)(d)		37,070	36,875

Total Short-Term Instruments (Cost $123,527)			123,391

Purchased Options (i) 0.2% (Cost $603)			907
Total Investments 212.2% (Cost $931,337)			$946,070
Written Options (j) (0.6%) (Premiums $2,221)			(2,961)
Other Assets and Liabilities (Net) (111.6%)			(497,348)

Net Assets (e) 100.0%			$445,761

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $11,685 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(d) Securities with an aggregate market value of $2,784 have been pledged as collateral for delayed-delivery securities on March 31, 2008.

(e) As of March 31, 2008, portfolio securities with an aggregate value of $49,694 and derivative instruments with an aggregate depreciation of ($2,245) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended March 31, 2008 was $5,952 at a weighted average interest rate of 5.141%. On March 31, 2008, there were no open reverse repurchase agreements.

(g) Cash of $4,262 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	8	$13
90-Day Euribor December Futures	Long	12/2009	30	48
90-Day Euribor June Futures	Long	06/2008	39	(28)
90-Day Euribor June Futures	Long	06/2009	41	76
90-Day Euribor March Futures	Long	03/2009	22	31
90-Day Euribor September Futures	Short	09/2008	5	(1)
90-Day Euribor September Futures	Long	09/2009	30	48
90-Day Eurodollar December Futures	Long	12/2009	5	2
90-Day Eurodollar June Futures	Long	06/2009	102	457
90-Day Eurodollar September Futures	Long	09/2009	67	349
Euro-Bund 10-Year Bond June Futures	Short	06/2008	68	80
U.S. Treasury 2-Year Note June Futures	Short	06/2008	45	(12)
U.S. Treasury 5-Year Note June Futures	Long	06/2008	118	16
U.S. Treasury 10-Year Note June Futures	Long	06/2008	785	1,639
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	373	(382)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	46	12
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	121	67
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	23	39
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	16	23
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	61	54
United Kingdom Government 10-Year Bond June Futures	Long	06/2008	10	57

				$2,588

(h) Swap agreements outstanding on March 31, 2008:

Commodity Swaps

Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
JPM	Long	NYMEX Natural Gas November Futures	Pay	$8.390	10/28/2009	170	$(187)
JPM	Long	NYMEX Natural Gas November Futures	Pay	8.550	10/28/2009	240	(227)
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.718	11/24/2009	170	189
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.855	11/24/2009	240	236
MSC	Long	NYMEX Gasoline January Futures	Receive	252.000	12/31/2008	630	(26)
MSC	Long	NYMEX WTI Crude January Futures	Pay	103.740	12/31/2008	15	36

							$21

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%)	12/20/2012	CITI	$300	$4
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	GSC	300	7
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	CITI	100	(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	JPM	200	(10)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	GSC	200	1
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	CSFB	100	(5)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	CSFB	300	(15)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	CSFB	100	(3)
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.248%)	03/20/2018	MSC	2,500	(13)
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%	03/20/2013	BNP	1,000	5
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	GSC	600	(21)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	MSC	200	(33)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	JPM	100	(16)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	DUB	100	4
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	BCLY	200	(10)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	LEH	400	(22)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	MSC	100	(15)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	CITI	200	40
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	BCLY	100	(25)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	GSC	200	(50)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%	09/20/2012	GSC	700	(118)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	BOA	100	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	MSC	200	(5)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	MSC	100	(3)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	CITI	100	4
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	BNP	100	5
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%)	12/20/2012	BNP	400	6
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	RBS	100	(9)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	JPM	200	(18)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	BNP	100	(7)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%)	12/20/2012	BOA	200	14
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%)	12/20/2012	MSC	400	9
RPM International, Inc. 6.500% due 02/15/2018	Buy	(1.500%)	03/20/2018	GSC	1,000	(1)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	MSC	300	11
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	LEH	400	6

						$(303)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$2,120	$135
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BCLY	792	47
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BEAR	594	45
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BOA	693	54
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	DUB	594	34
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	MSC	515	31
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	UBS	792	50
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012	BEAR	495	44
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	900	(85)
Dow Jones CDX N.A. HY9 Index	Sell	6.350%	12/20/2012	DUB	800	9
Dow Jones CDX N.A. HY9 Index	Sell	6.450%	12/20/2012	JPM	700	18
Dow Jones CDX N.A. HY9 Index	Sell	6.510%	12/20/2012	MLP	300	5
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	BCLY	600	21
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MLP	3,100	131
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MSC	1,700	72
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	400	2
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	2,700	18
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	100	1
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	1,800	5
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	5,300	184
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BOA	1,000	39
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	GSC	1,000	38
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	JPM	400	16
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	LEH	900	34
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	2,700	68

						$1,016

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	67,800	$235
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$5,300	60
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		11,700	349
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		28,600	(113)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		66,570	(302)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		600	(27)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		4,600	(131)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		300	(13)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		2,200	(129)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		4,550	(232)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		1,800	(244)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		1,800	(271)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		400	(20)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		7,300	(126)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		9,900	(248)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY	EUR	500	5
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		1,700	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		600	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		1,100	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		1,200	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		5,400	(84)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		900	(14)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.070%	09/14/2012	BCLY		700	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		400	1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		300	1
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	3,200	(9)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		3,200	(9)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		800	(4)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		2,500	(11)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,600	(7)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		8,500	(49)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		400	8
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		400	9
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		4,400	(15)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	4,100	36
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		4,100	36
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		200	11
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,800	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	JPM	GBP	100	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,800	(4)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		11,300	91
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		2,500	42
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		1,600	46
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		2,000	60
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		1,400	(13)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		500	(20)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		1,000	(82)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	73
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		600	36
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		300	32
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	600,000	15
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		230,000	(64)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		50,000	(14)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		60,000	(17)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		130,000	(42)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	21,500	48
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		2,100	7
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	1,000	(6)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		4,100	(108)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		4,700	(167)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		5,400	(99)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		2,100	(17)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		10,400	(38)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		2,500	(12)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	400	1
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	1,000	(16)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		1,600	(29)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		1,100	(35)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		200	(10)

							$(1,711)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	AIG	185,659	$(2,888)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	LEH	7,515	(101)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MLP	19,005	(255)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	531,110	(7,349)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	18,423	6
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	UBS	38,587	(1,373)

						$(11,960)

Variance Swaps

Counterparty	Underlying Asset	Pay/Receive Variance(2)	Strike Price	Expiration Date	Notional Amount	Unrealized (Depreciation)
GSC	NYMEX WTI Crude May Futures	Pay	$0.148	04/17/2008	$300	$(11)

(2)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the real amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Subfund would owe the pay underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i) Purchased options outstanding on March 31, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC ICEX Gas Oil December Futures	$890.000	12/31/2009	40	$231	$363
Call - OTC LMEX Copper September Futures	8,700.000	09/03/2008	50	14	47
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	15	132	145
Put - OTC LMEX Copper September Futures	6,000.000	09/03/2008	50	14	18

				$391	$573

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$149.000	05/23/2008	10	$0	$0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	156.000	05/23/2008	379	7	6
Put - CBOT U.S. Treasury 5-Year Note June Futures	96.000	05/23/2008	180	2	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	184	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	200	4	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	196	3	3

				$18	$17

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,000	$5	$41

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	1,200	$64	$199
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		1,200	63	46
Call - OTC U.S. dollar versus Japanese yen	JPY	111.000	12/01/2008		$1,000	18	2

						$145	$247

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 04/01/2023	$107.000	04/10/2008	$2,000	$0	$0
Call - OTC Freddie Mac 5.500% due 04/01/2038	105.500	04/07/2008	3,000	0	0
Put - OTC Fannie Mae 5.500% due 06/01/2038	84.500	06/05/2008	17,200	2	9
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	6,700	1	5
Put - OTC Fannie Mae 6.000% due 06/01/2038	90.000	06/05/2008	4,000	1	4
Put - OTC Freddie Mac 5.500% due 06/01/2038	86.000	06/05/2008	8,000	1	6
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	98.000	04/25/2008	18,000	1	5
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	103.000	04/10/2008	30,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	99.000	06/15/2008	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	81.000	04/24/2008	19,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	103.000	04/07/2008	16,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	98.500	04/24/2008	18,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	58.031	04/25/2008	49,000	12	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	85.500	04/24/2008	21,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	102.000	04/25/2008	20,000	2	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	101.000	04/24/2008	12,000	3	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	100.000	04/15/2008	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	102.500	04/24/2008	5,000	1	0

				$44	$29

(j) Written options outstanding on March 31, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC LMEX Copper September Futures	$7,700.000	09/03/2008	50	$27	$84
Call - OTC NYMEX Heating Oil December Futures	288.950	12/31/2009	15	114	182
Call - OTC NYMEX Heating Oil December Futures	289.690	12/31/2009	15	117	180
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	15	132	158

				$390	$604

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	188	$229	$400
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	127	157	204
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	42	48	35
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	25	40	29
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	190.000	07/18/2008	2,400,000	68	82
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	1,000,000	43	99
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	245.000	01/04/2011	1,500,000	60	20
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	44	47	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	144	147	32
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	07/18/2008	2,400,000	44	0
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	1,000,000	82	29
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	160.000	01/04/2011	1,500,000	81	12

				$1,046	$945

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$2,000	$53	$180
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	2,000	53	12
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	29	98
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	22	4
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	700	29	115
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	700	30	5
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	64
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	24
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	1,000	35	164
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	1,000	50	6
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	2,700	80	243
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	2,700	54	16
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,000	11	67
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	4,000	114	255
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	4,000	144	95

							$768	$1,348

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	100.000	12/01/2008	$1,000	$17	$64

(k) Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse USA, Inc.	0.000%	02/17/2009	01/07/2008	$5,000	$6,073	1.36%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	992	909	0.21%

				$5,992	$6,982	1.57%

(l) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	04/01/2038	$800	$765	$792
Fannie Mae	5.500%	04/01/2038	69,000	69,539	69,658
Fannie Mae	6.000%	04/01/2023	2,000	2,060	2,058
Fannie Mae	6.000%	04/01/2038	6,720	6,779	6,885
Freddie Mac	5.000%	04/01/2038	700	672	693
Freddie Mac	5.500%	04/01/2038	32,600	32,609	32,921
Freddie Mac	6.000%	04/01/2038	22,100	22,193	22,663
Ginnie Mae	5.500%	04/01/2038	1,000	1,022	1,019
Ginnie Mae	6.500%	04/01/2038	1,000	1,042	1,040
Treasury Inflation Protected Securities	2.375%	01/15/2017	105	115	117
Treasury Inflation Protected Securities	4.125%	08/31/2012	1,400	1,474	1,509
U.S. Treasury Bonds	4.750%	02/15/2037	1,900	1,990	2,062

				$140,260	$141,417

(3)	Market value includes $23 of interest payable on short sales.

(m) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,565	07/2008	$482	$0	$482
Sell		2,547	07/2008	28	0	28
Buy		2,317	12/2008	0	(4)	(4)
Sell		4,356	12/2008	59	0	59
Sell	CHF	222	06/2008	0	(11)	(11)
Buy	CNY	1,182	03/2009	18	0	18
Sell		1,182	03/2009	0	(17)	(17)
Sell	EUR	1,046	04/2008	0	(20)	(20)
Sell	GBP	4,081	04/2008	0	(21)	(21)
Sell	JPY	692,103	05/2008	0	(149)	(149)
Buy	KRW	2,197,897	05/2008	0	(107)	(107)
Buy		136,073	08/2008	0	(6)	(6)
Buy	MXN	41,116	07/2008	149	0	149
Sell		34,552	07/2008	0	(49)	(49)
Buy	MYR	2,876	05/2008	20	0	20
Buy	PHP	25,084	08/2008	0	(23)	(23)
Buy	PLN	2,543	07/2008	203	0	203
Buy	RUB	4,474	07/2008	12	0	12
Buy		48,207	11/2008	56	0	56
Sell		14,416	11/2008	0	(27)	(27)
Buy	SGD	1,891	05/2008	86	0	86
Buy		57	11/2008	1	0	1

				$1,114	$(434)	$680

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 0.2%
Argentina Bonos
3.092% due 08/03/2012		$600	$320

Total Argentina (Cost $353)			320

BERMUDA 0.2%
BW Group Ltd.
6.625% due 06/28/2017		$480	479

Total Bermuda (Cost $477)			479

BRAZIL 14.8%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	16,362	8,684
10.000% due 01/01/2017		7,490	3,671
Brazilian Government International Bond
7.125% due 01/20/2037		$870	940
7.875% due 03/07/2015		3,625	4,105
8.250% due 01/20/2034		3,190	3,820
8.750% due 02/04/2025		1,700	2,087
8.875% due 04/15/2024		350	435
10.250% due 01/10/2028	BRL	1,100	587
12.500% due 01/05/2016		500	307
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		1,100	984
CSN Islands VII Corp.
10.750% due 09/12/2008		$200	204
Embraer Overseas Ltd.
6.375% due 01/24/2017		300	300
Empresa Energetica de Sergipe
10.500% due 07/19/2013		200	236
GTL Trade Finance, Inc.
7.250% due 10/20/2017		400	422
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	310
8.800% due 01/30/2017		700	731
Vale Overseas Ltd.
6.250% due 01/23/2017		500	501

Total Brazil (Cost $26,417)			28,324

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$250	250

Total Cayman Islands (Cost $242)			250

CHILE 1.4%
CODELCO, Inc.
5.625% due 09/21/2035		$200	187
6.150% due 10/24/2036		2,200	2,250
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	231

Total Chile (Cost $2,713)			2,668

CHINA 0.6%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$200	181
Export-Import Bank of China
4.875% due 07/21/2015		550	550
Sino-Forest Corp.
9.125% due 08/17/2011		500	482

Total China (Cost $1,267)			1,213

COLOMBIA 4.5%
Colombia Government International Bond
7.375% due 01/27/2017		$2,800	3,104
7.375% due 09/18/2037		930	1,000
8.250% due 12/22/2014		2,825	3,291
10.000% due 01/23/2012		100	119
10.375% due 01/28/2033		225	326
10.750% due 01/15/2013		400	496
12.000% due 10/22/2015	COP	457,000	261

Total Colombia (Cost $8,131)			8,597

EGYPT 0.2%
Petroleum Export Ltd.
5.265% due 06/15/2011		$433	436

Total Egypt (Cost $432)			436

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$700	679
El Salvador Government International Bond
8.500% due 07/25/2011		150	166

Total El Salvador (Cost $843)			845

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$570	661

Total Guatemala (Cost $570)			661

INDIA 0.3%
ICICI Bank Ltd.
5.750% due 01/12/2012		$700	680

Total India (Cost $699)			680

INDONESIA 1.2%
Indonesia Government International Bond
6.875% due 03/09/2017		$1,200	1,260
Majapahit Holding BV
7.250% due 10/17/2011		253	255
7.250% due 06/28/2017		400	382
7.875% due 06/29/2037		400	368

Total Indonesia (Cost $2,239)			2,265

KAZAKHSTAN 1.6%
Intergas Finance BV
6.375% due 05/14/2017		$300	262
6.875% due 11/04/2011		600	577
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		300	290
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,000	1,932

Total Kazakhstan (Cost $3,215)			3,061

MALAYSIA 0.5%
Malaysia Government International Bond
8.750% due 06/01/2009		$120	128
Petronas Capital Ltd.
7.000% due 05/22/2012		325	362
Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	295
TNB Capital L Ltd.
5.250% due 05/05/2015		100	100

Total Malaysia (Cost $870)			885

MEXICO 7.1%
America Movil SAB de C.V.
5.500% due 03/01/2014		$1,350	1,365
5.750% due 01/15/2015		200	203
8.460% due 12/18/2036	MXN	5,400	504
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	146
C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	99
C8 Capital SPV Ltd.
6.640% due 12/29/2049		1,100	1,019
C10 Capital SPV Ltd.
6.722% due 12/31/2049		600	556
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		1,500	1,496
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	103
Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	800
Mexico Government International Bond
6.750% due 09/27/2034		$3,480	3,891
7.500% due 04/08/2033		2,460	2,989
Pemex Project Funding Master Trust
6.625% due 06/15/2035		250	260
Vitro SAB de C.V.
8.625% due 02/01/2012		150	139
9.125% due 02/01/2017		50	42

Total Mexico (Cost $13,329)			13,612

PANAMA 4.8%
Panama Government International Bond
6.700% due 01/26/2036		$600	614
7.125% due 01/29/2026		2,165	2,349
7.250% due 03/15/2015		1,150	1,265
8.875% due 09/30/2027		780	998
9.375% due 07/23/2012		2,910	3,419
9.375% due 04/01/2029		200	264
9.625% due 02/08/2011		210	241

Total Panama (Cost $8,674)			9,150

PERU 1.5%
Peru Government International Bond
6.550% due 03/14/2037		$1,583	1,641
7.350% due 07/21/2025		500	565
8.375% due 05/03/2016		555	664

Total Peru (Cost $2,739)			2,870

PHILIPPINES 2.4%
Philippine Government International Bond
8.375% due 02/15/2011		$3,600	3,960
8.875% due 03/17/2015		74	88
9.500% due 02/02/2030		400	523

Total Philippines (Cost $4,479)			4,571

QATAR 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,250	1,220

Total Qatar (Cost $1,193)			1,220

RUSSIA 20.7%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$8,910	10,051
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	394
5.875% due 06/01/2015		200	284
6.212% due 11/22/2016		$1,200	1,113
7.288% due 08/16/2037		1,900	1,743
8.625% due 04/28/2034		2,200	2,514
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	1,014
Gazprom International S.A.
7.201% due 02/01/2020		728	741
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	153
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	176
7.175% due 05/16/2013		1,900	1,940
Russia Government International Bond
7.500% due 03/31/2030		10,083	11,628
Sistema Finance S.A.
10.250% due 04/14/2008		500	503
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	189
6.625% due 03/20/2017		1,700	1,475
7.500% due 07/18/2016		2,700	2,526
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	686
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	363
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,002
VTB Capital S.A.
3.839% due 08/01/2008		1,000	990
6.609% due 10/31/2012		300	293

Total Russia (Cost $40,360)			39,778

SOUTH AFRICA 1.6%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	606
5.875% due 05/30/2022		$1,430	1,349
6.500% due 06/02/2014		750	783
7.375% due 04/25/2012		310	336

Total South Africa (Cost $3,010)			3,074

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	109
Korea Development Bank
5.750% due 09/10/2013		15	16
KT Corp.
4.875% due 07/15/2015		100	95

Total South Korea (Cost $223)			220

SWITZERLAND 0.3%
UBS AG
5.875% due 12/20/2017		$480	492

Total Switzerland (Cost $479)			492

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	688

Total Trinidad And Tobago (Cost $697)			688

TUNISIA 0.9%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	775
7.375% due 04/25/2012		$800	868

Total Tunisia (Cost $1,461)			1,643

UKRAINE 2.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	417
6.385% due 06/26/2012		$300	305
6.391% due 08/05/2009		1,150	1,174
6.875% due 03/04/2011		700	725
7.650% due 06/11/2013		1,300	1,384

Total Ukraine (Cost $3,869)			4,005

UNITED STATES 26.6%
Corporate Bonds & Notes 3.9%
Bank of America Corp.
8.000% due 12/29/2049		$1,100	1,103
Citigroup Capital XXI
8.300% due 12/21/2057		840	830
General Electric Capital Corp.
5.875% due 01/14/2038		1,900	1,838
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		1,500	1,400
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	505
Morgan Stanley
5.950% due 12/28/2017		1,900	1,841

			7,517

U.S. Government Agencies 22.7%
Fannie Mae
5.000% due 04/01/2038		5,500	5,444
5.500% due 06/01/2037 - 12/01/2037		11,354	11,474
5.500% due 08/01/2037 (e)		7,851	7,934
6.000% due 01/01/2033 - 04/01/2038		10,125	10,384
6.000% due 10/01/2036 - 09/01/2037 (e)		8,104	8,311

			43,547

Total United States (Cost $50,384)			51,064

URUGUAY 1.8%
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	4,716	214
5.000% due 09/14/2018 (b)		6,507	347
7.625% due 03/21/2036		$300	305
8.000% due 11/18/2022		2,122	2,281
9.250% due 05/17/2017		200	238

Total Uruguay (Cost $3,295)			3,385

VENEZUELA 5.6%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$1,350	889
5.375% due 04/12/2027		600	346
Venezuela Government International Bond
4.894% due 04/20/2011		1,200	1,026
5.375% due 08/07/2010		3,850	3,555
5.750% due 02/26/2016		770	606
6.000% due 12/09/2020		1,900	1,354
7.650% due 04/21/2025		325	262
8.500% due 10/08/2014		500	465
9.375% due 01/13/2034		350	323
10.750% due 09/19/2013		1,850	1,892

Total Venezuela (Cost $12,246)			10,718

VIETNAM 0.1%
Vietnam Government International Bond
6.875% due 01/15/2016		$100	106

Total Vietnam (Cost $99)			106

SHORT-TERM INSTRUMENTS 5.9%
Commercial Paper 5.0%
Federal Home Loan Bank
1.500% due 04/01/2008		$5,100	5,100
UBS Finance Delaware LLC
2.940% due 06/05/2008		4,600	4,577

			9,677

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
1.900% due 04/01/2008		1,126	1,126
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,153. Repurchase proceeds are $1,126.)

U.S. Treasury Bills 0.3%
1.375% due 06/12/2008 (a)(c)		500	497

Total Short-Term Instruments (Cost $11,300)			11,300

Total Investments 108.8% (Cost $206,305)			$208,580
Written Options (h) (0.0%) (Premiums $15)			(15)
Other Assets and Liabilities (Net) (8.8%)			(16,850)

Net Assets (d) 100.0%			$191,715

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(d) As of March 31, 2008, derivative instruments with an aggregate depreciation of ($397) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended March 31, 2008 was $16,628 at a weighted average interest rate of 3.645%. On March 31, 2008, securities valued at $13,776 were pledged as collateral for reverse repurchase agreements.

(f) Cash of $2,057 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	16	$16
Euro-Bund 10-Year Bond June Futures	Long	06/2008	22	(10)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	48	(13)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	66	213
U.S. Treasury 10-Year Note June Futures	Short	06/2008	7	2
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	28	(104)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	48	111

				$215

(g) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	$600	$1
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	LEH	290	4
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	LEH	500	(20)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%	08/20/2016	MSC	250	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	09/20/2017	LEH	2,000	(104)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	JPM	500	(72)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%	03/20/2010	MSC	250	(2)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	UBS	1,000	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	09/20/2011	BCLY	1,000	(8)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	09/20/2011	JPM	750	3
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.400%	12/20/2011	BCLY	500	(11)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	RBS	1,400	(24)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	CITI	100	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	RBS	200	(5)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	RBS	1,000	(20)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	CITI	200	(7)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	BCLY	1,000	(32)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	RBS	100	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%	03/20/2018	LEH	1,000	5
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	UBS	300	(17)
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	JPM	1,600	121
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,000	(1)
Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008	MSC	3,000	3
Multiple Reference Entities of Gazprom	Sell	0.940%	05/20/2011	BCLY	2,500	(117)
Multiple Reference Entities of Gazprom	Sell	0.945%	10/20/2011	UBS	2,500	(135)
Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	LEH	1,000	(110)
Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	JPM	1,000	(95)
Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	MSC	1,000	(113)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	MSC	500	4
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	LEH	261	(2)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	JPM	1,400	(38)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	BCLY	210	(4)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	MSC	40	(1)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.790%	09/20/2012	UBS	160	(3)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	BCLY	1,000	(13)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.240%	03/20/2013	CITI	1,700	(8)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%	03/20/2013	CITI	5,600	(8)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%	03/20/2013	DUB	300	0
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.380%	03/20/2013	CITI	1,000	0
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	MSC	800	(24)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%	12/20/2017	CITI	700	(54)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.730%	03/20/2018	CITI	1,400	(16)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%	10/20/2012	MSC	400	(23)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011	BCLY	800	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%	10/20/2012	CSFB	200	(11)
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.160%	10/02/2013	MLP	450	44
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	MLP	525	24
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	LEH	350	20
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	BCLY	500	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	MLP	500	(19)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	MSC	100	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	UBS	1,000	(44)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC	500	(17)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH	1,000	(45)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	LEH	400	(37)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB	1,000	(28)

						$(1,138)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY	$2,000	$19
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB	800	4
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	2,000	(9)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH	500	(4)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	300	2
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	1,300	12
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	400	4
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	4
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	200	2
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC	3,300	31
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	500	(2)

						$63

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BOA		$4,500	$72
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		2,200	34
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		2,400	(36)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		800	15
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	CITI		6,500	189
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		4,600	96
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		800	11
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		1,200	25
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		400	(9)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		3,400	(108)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		2,400	(69)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		400	(7)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB	AUD	1,900	(8)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	43,000	(127)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC	MXN	2,000	23
Pay	28-Day Mexico Interbank TIIE Banxico	8.910%	07/26/2016	JPM		13,000	85
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		3,400	19
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		3,400	20
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		45,100	143
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		5,000	32
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/22/2016	CITI		22,000	140
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	4,300	(77)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		800	(14)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		3,100	(55)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		7,400	(231)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		2,900	(21)

							$142

(h) Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/23/2008	8	$8	$13
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	8	7	2

				$15	$15

(i) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2038	$8,300	$8,165	$8,379
Fannie Mae	6.000%	04/01/2038	7,700	7,768	7,889

				$15,933	$16,268

(j) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	5,208	07/2008	$327	$0	$327
Sell		13,055	07/2008	115	(82)	33
Sell		18,010	12/2008	43	(15)	28
Buy	CLP	431,978	07/2008	112	0	112
Buy		50,032	12/2008	9	0	9
Buy	CNY	1,940	07/2008	14	0	14
Sell		1,940	07/2008	0	(7)	(7)
Buy		6,228	10/2008	37	0	37
Sell		6,228	10/2008	0	(33)	(33)
Sell	COP	518,781	12/2008	0	0	0
Buy	CZK	861	12/2008	6	0	6
Sell	EUR	2,976	04/2008	0	(57)	(57)
Sell	GBP	900	04/2008	0	(5)	(5)
Buy	IDR	18,429,811	05/2008	16	(16)	0
Buy	ILS	85	11/2008	2	0	2
Sell		85	11/2008	0	(1)	(1)
Buy	INR	9,124	05/2008	8	0	8
Sell		9,124	05/2008	1	0	1
Buy	JPY	205,934	05/2008	46	0	46
Sell		207,542	05/2008	30	0	30
Buy	KRW	274,011	05/2008	0	(18)	(18)
Buy		384,369	08/2008	0	(32)	(32)
Buy	MXN	17,786	07/2008	25	0	25
Sell		32,818	07/2008	0	(67)	(67)
Buy	MYR	7,204	08/2008	20	0	20
Buy	PHP	97,163	08/2008	0	(98)	(98)
Buy	PLN	5,369	07/2008	307	0	307
Sell		5,074	07/2008	0	(175)	(175)
Sell	RON	3,623	01/2009	0	(98)	(98)
Buy	RUB	121,791	07/2008	271	0	271
Sell		24,900	07/2008	0	(50)	(50)
Buy	SGD	388	05/2008	22	0	22
Buy		2,987	08/2008	61	0	61
Buy		285	11/2008	5	0	5
Buy	SKK	1,079	07/2008	4	0	4
Buy	ZAR	13,103	07/2008	0	(324)	(324)
Sell		12,298	12/2008	97	0	97

				$1,578	$(1,078)	$500

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CANADA 2.0%
Canada Government Bond
4.000% due 06/01/2016	CAD	600	$613
Canada Housing Trust No. 1
4.550% due 12/15/2012		700	713
Province of Ontario Canada
6.200% due 06/02/2031		200	239
Province of Quebec Canada
5.000% due 12/01/2038		100	101

Total Canada (Cost $1,637)			1,666

CAYMAN ISLANDS 0.7%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$200	199
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	163
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	79
Transocean, Inc.
3.214% due 09/05/2008		100	100

Total Cayman Islands (Cost $611)			541

DENMARK 0.2%
Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	400	84
6.000% due 10/01/2029		49	11
Realkredit Danmark A/S
4.000% due 01/01/2010		200	42

Total Denmark (Cost $123)			137

FRANCE 13.0%
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	100	134
Credit Agricole S.A.
6.637% due 05/29/2049		$100	78
France Government Bond
5.500% due 04/25/2010	EUR	110	180
5.750% due 10/25/2032		2,750	5,025
France Treasury Note
3.000% due 01/12/2011		3,380	5,244

Total France (Cost $9,717)			10,661

GERMANY 9.1%
Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	113
Republic of Germany
3.750% due 01/04/2015	EUR	900	1,421
4.000% due 01/04/2037		100	144
4.250% due 07/04/2014		1,800	2,925
4.750% due 07/04/2028		30	49
4.750% due 07/04/2034		100	162
5.500% due 01/04/2031		100	179
5.625% due 01/04/2028		650	1,171
6.250% due 01/04/2030		100	194
6.500% due 07/04/2027		590	1,168

Total Germany (Cost $6,869)			7,526

ICELAND 0.1%
Glitnir Banki HF
4.421% due 01/18/2012		$100	76

Total Iceland (Cost $100)			76

IRELAND 0.3%
Bank of Ireland
2.589% due 12/19/2008		$100	100
Immeo Residential Finance PLC
4.766% due 12/15/2016	EUR	99	140

Total Ireland (Cost $241)			240

ITALY 1.4%
AUTO Asset-Backed Securities
4.428% due 10/25/2020	EUR	200	302
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009		360	572
5.500% due 11/01/2010		110	181
Seashell Securities PLC
4.588% due 07/25/2028		66	103

Total Italy (Cost $1,046)			1,158

JAPAN 19.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	147
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	87
Japan Government Bond
1.200% due 03/20/2012	JPY	50,000	511
1.500% due 03/20/2014		40,000	418
1.500% due 03/20/2015		38,000	397
1.600% due 06/20/2014		240,000	2,523
1.800% due 06/20/2017		20,000	211
2.300% due 06/20/2035		70,000	694
2.400% due 03/20/2034		20,000	203
2.500% due 09/20/2035		290,000	2,997
2.500% due 06/20/2036		160,000	1,647
2.500% due 09/20/2036		10,000	103
2.500% due 09/20/2037		50,000	514
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		40,280	397
1.100% due 12/10/2016		370,740	3,715
1.188% due 02/28/2016		16,934	169
1.200% due 12/10/2017		80,160	804
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	85

Total Japan (Cost $14,033)			15,622

JERSEY, CHANNEL ISLANDS 0.1%
Haus Ltd.
4.512% due 12/10/2037	EUR	21	33

Total Jersey, Channel Islands (Cost $20)			33

LIBERIA 0.2%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	178

Total Liberia (Cost $187)			178

MEXICO 0.1%
America Movil SAB de C.V.
2.755% due 06/27/2008		$100	99

Total Mexico (Cost $100)			99

NETHERLANDS 0.1%
Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$100	100

Total Netherlands (Cost $100)			100

RUSSIA 0.2%
VTB Capital S.A.
3.839% due 08/01/2008		$200	198

Total Russia (Cost $200)			198

SPAIN 4.6%
MBS Bancaja Fondo De Titulizacion Activos
4.512% due 11/17/2035	EUR	109	163
Santander Hipotecario
4.756% due 07/15/2042		202	302
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	90
Santander U.S. Debt S.A. Unipersonal
3.074% due 11/20/2009		100	99
3.205% due 02/06/2009		200	199
Spain Government Bond
4.400% due 01/31/2015	EUR	1,800	2,917

Total Spain (Cost $3,590)			3,770

SWITZERLAND 0.1%
UBS AG
5.875% due 12/20/2017		$100	102

Total Switzerland (Cost $100)			102

UNITED KINGDOM 12.3%
Barclays Bank PLC
6.050% due 12/04/2017		$300	293
8.250% due 02/28/2049	GBP	100	200
HBOS PLC
5.920% due 09/29/2049		$300	221
HSBC Holdings PLC
6.500% due 05/02/2036		400	388
Lloyds TSB Bank PLC
5.562% due 11/29/2049		100	66
5.625% due 07/15/2049	EUR	40	62
United Kingdom Gilt
4.000% due 09/07/2016	GBP	400	783
4.250% due 03/07/2011		2,200	4,411
4.750% due 06/07/2010		600	1,212
4.750% due 09/07/2015		700	1,445
5.000% due 03/07/2012		500	1,032

Total United Kingdom (Cost $10,106)			10,113

UNITED STATES 76.0%
Asset-Backed Securities 3.4%
ACE Securities Corp.
2.649% due 07/25/2036		$64	63
2.649% due 08/25/2036		62	61
Amortizing Residential Collateral Trust
2.889% due 07/25/2032		1	1
3.299% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		1	1
Asset-Backed Funding Certificates
2.659% due 01/25/2037		105	98
BA Credit Card Trust
3.890% due 04/15/2013		500	495
Bear Stearns Asset-Backed Securities Trust
2.669% due 12/25/2036		208	188
Chase Issuance Trust
3.609% due 05/16/2011 (a)		200	200
Citigroup Mortgage Loan Trust, Inc.
2.649% due 10/25/2036		51	50
Countrywide Asset-Backed Certificates
2.649% due 01/25/2037		40	39
2.679% due 06/25/2037		202	189
CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		2	2
CSAB Mortgage-Backed Trust
2.699% due 06/25/2036		17	17
First Alliance Mortgage Loan Trust
2.766% due 12/20/2027		2	2
First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036		131	118
Ford Credit Auto Owner Trust
5.292% due 10/15/2008		95	95
GSR Mortgage Loan Trust
2.699% due 11/25/2030		9	9
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		134	124
Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037		107	103
IXIS Real Estate Capital Trust
2.659% due 08/25/2036		6	6
Long Beach Mortgage Loan Trust
2.879% due 10/25/2034		12	11
Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036		57	55
Morgan Stanley ABS Capital I
2.649% due 09/25/2036		97	92
New Century Home Equity Loan Trust
2.769% due 02/25/2036		132	131
Newcastle Mortgage Securities Trust
2.669% due 03/25/2036		9	9
Residential Asset Securities Corp.
2.639% due 08/25/2036		48	48
3.099% due 07/25/2032		6	5
SACO I, Inc.
2.659% due 05/25/2036		17	13
Securitized Asset-Backed Receivables LLC Trust
2.659% due 03/25/2036		23	23
Soundview Home Equity Loan Trust
2.679% due 01/25/2037		136	130
Structured Asset Investment Loan Trust
2.649% due 05/25/2036		64	64
Structured Asset Securities Corp.
2.649% due 10/25/2036		109	106
2.889% due 01/25/2033		4	4
Wells Fargo Home Equity Trust
2.829% due 10/25/2035		68	65
2.839% due 10/25/2035		96	93
2.839% due 11/25/2035		73	72

			2,784

Corporate Bonds & Notes 14.5%
American Express Co.
7.000% due 03/19/2018		400	421
American Express Credit Corp.
2.835% due 05/18/2009		100	99
American International Group, Inc.
2.599% due 06/23/2008		100	99
5.850% due 01/16/2018		200	197
Bank of America Corp.
4.625% due 02/07/2017	EUR	200	273
Bear Stearns Cos., Inc.
3.474% due 01/31/2011		$200	184
6.400% due 10/02/2017		100	99
6.950% due 08/10/2012		200	200
BellSouth Corp.
3.165% due 08/15/2008		100	100
CenterPoint Energy, Inc.
5.875% due 06/01/2008		100	100
Charter One Bank N.A.
3.294% due 04/24/2009		250	249
Citigroup Capital XXI
8.300% due 12/21/2057		200	198
Citigroup, Inc.
2.695% due 12/26/2008		100	100
Comcast Corp.
4.677% due 07/14/2009		200	195
ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009		152	152
CVS Caremark Corp.
5.750% due 08/15/2011		100	105
Daimler Finance North America LLC
5.750% due 05/18/2009		100	101
DR Horton, Inc.
6.000% due 04/15/2011		100	91
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		100	95
6.625% due 06/16/2008		100	99
7.127% due 01/13/2012		200	148
7.250% due 10/25/2011		50	41
7.800% due 06/01/2012		50	41
Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		100	98
General Electric Capital Corp.
6.375% due 11/15/2067		100	98
GMAC LLC
4.315% due 05/15/2009		100	85
Goldman Sachs Group, Inc.
2.639% due 12/23/2008		200	199
2.689% due 12/22/2008		100	99
5.375% due 02/15/2013	EUR	200	304
6.750% due 10/01/2037		$300	280
HSBC Finance Corp.
3.070% due 05/21/2008		200	200
International Lease Finance Corp.
5.400% due 02/15/2012		100	99
iStar Financial, Inc.
5.150% due 03/01/2012		100	74
JC Penney Corp., Inc.
8.000% due 03/01/2010		100	104
JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		10	10
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	92
6.000% due 01/15/2018		$500	523
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		600	627
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	88
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	87
Kraft Foods, Inc.
6.250% due 06/01/2012		100	104
Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008		300	292
5.625% due 01/24/2013		300	292
Mandalay Resort Group
9.500% due 08/01/2008		100	100
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	194
Merck & Co., Inc.
4.750% due 03/01/2015		100	101
Merrill Lynch & Co., Inc.
2.629% due 12/22/2008		300	298
3.888% due 10/23/2008		100	100
Mizuho JGB Investment LLC
9.870% due 12/29/2049		100	100
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	101
Morgan Stanley
3.206% due 02/09/2009		200	198
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	105
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		100	99
NGPL Pipe Co. LLC
7.119% due 12/15/2017		100	104
Nordstrom, Inc.
6.250% due 01/15/2018		200	200
Nucor Corp.
5.750% due 12/01/2017		100	104
Pactiv Corp.
6.400% due 01/15/2018		200	200
Quest Diagnostics, Inc.
5.450% due 11/01/2015		200	197
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	100
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	83
Safeway, Inc.
4.950% due 08/16/2010		100	102
SB Treasury Co. LLC
9.400% due 12/29/2049		100	101
Sprint Nextel Corp.
6.000% due 12/01/2016		100	78
State Street Capital Trust IV
3.800% due 06/15/2037		100	75
Target Corp.
7.000% due 01/15/2038		200	206
Time Warner, Inc.
3.300% due 11/13/2009		100	96
U.S. Bancorp
2.708% due 04/28/2009		100	99
Valero Energy Corp.
4.750% due 06/15/2013		100	100
Verizon Communications, Inc.
5.500% due 04/01/2017		100	99
Viacom, Inc.
6.125% due 10/05/2017		200	195
6.250% due 04/30/2016		200	195
Wachovia Bank N.A.
2.639% due 03/23/2009		250	248
Wal-Mart Stores, Inc.
2.700% due 06/16/2008		100	100
Wells Fargo & Co.
4.375% due 01/31/2013		100	100
Westpac Banking Corp.
3.040% due 06/06/2008		100	100
Xerox Corp.
9.750% due 01/15/2009		200	208
Yum! Brands, Inc.
6.250% due 03/15/2018		200	202

			11,830

Mortgage-Backed Securities 6.8%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		201	200
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		158	145
BCAP LLC Trust
2.769% due 01/25/2037		246	174
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		297	284
4.550% due 08/25/2035		147	143
Bear Stearns Alt-A Trust
2.759% due 02/25/2034		185	145
5.575% due 11/25/2035		118	94
5.706% due 09/25/2035		111	91
Bear Stearns Structured Products, Inc.
5.783% due 12/26/2046		93	77
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		76	72
4.748% due 08/25/2035		52	52
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	105
Countrywide Alternative Loan Trust
2.746% due 03/20/2046		184	140
2.879% due 02/25/2037		144	113
5.250% due 06/25/2035		54	47
Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035		92	73
2.919% due 03/25/2035		184	138
2.929% due 02/25/2035		23	19
4.800% due 11/25/2034		39	37
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		5	5
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		66	65
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		71	71
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		98	96
Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047		251	239
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		200	195
Harborview Mortgage Loan Trust
2.779% due 05/19/2035		87	69
5.076% due 05/19/2033		26	25
JPMorgan Mortgage Trust
4.500% due 08/25/2019		153	152
Mellon Residential Funding Corp.
3.561% due 12/15/2030		39	38
MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025		10	8
4.250% due 10/25/2035		74	70
Morgan Stanley Capital I
5.388% due 03/12/2044		100	99
Residential Accredit Loans, Inc.
2.779% due 06/25/2046		236	193
2.809% due 04/25/2046		210	160
Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034		28	27
Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046		32	25
2.819% due 05/25/2036		239	181
2.849% due 07/19/2034		11	10
2.889% due 09/19/2032		11	9
2.909% due 03/19/2034		20	18
TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037		98	93
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046		146	138
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021		206	193
WaMu Mortgage Alternative Pass-Through Certificates
5.266% due 07/25/2046		80	51
WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045		27	21
2.909% due 01/25/2045		24	19
3.139% due 12/25/2027		66	60
5.220% due 02/27/2034		24	23
5.306% due 06/25/2046		121	95
5.326% due 02/25/2046		284	221
5.740% due 03/25/2033		75	74
Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034		128	120
4.500% due 11/25/2018		95	93
4.615% due 06/25/2035		266	254
4.950% due 03/25/2036		235	224
5.609% due 04/25/2036		48	46

			5,629

Municipal Bonds & Notes 0.9%
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		100	95
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		95	95
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	102
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		300	264
Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032		200	200

			756

	Shares
Preferred Stocks 0.8%
DG Funding Trust
4.946% due 12/31/2049		65	678

	Principal Amount (000s)
U.S. Government Agencies 47.7%
Fannie Mae
2.719% due 03/25/2034		$25	24
2.749% due 08/25/2034		17	16
2.949% due 09/25/2042		67	66
4.196% due 11/01/2034		265	267
4.668% due 05/25/2035		100	101
4.933% due 12/01/2034		39	40
5.000% due 09/01/2018 - 04/01/2038		3,533	3,500
5.500% due 11/01/2016 - 04/01/2038		1,783	1,807
5.722% due 10/01/2044		83	83
6.000% due 04/01/2038 - 07/25/2044		27,045	27,708
Freddie Mac
3.048% due 02/15/2019		356	354
4.500% due 03/15/2016		527	534
4.692% due 03/01/2035		347	349
4.981% due 04/01/2035		411	418
5.000% due 08/15/2020 - 07/15/2025		650	666
5.500% due 04/01/2038		1,600	1,616
5.722% due 10/25/2044		166	165
6.982% due 02/01/2029		21	21
Ginnie Mae
6.375% due 04/20/2028 - 06/20/2030		15	16
Small Business Administration
5.490% due 03/01/2028		1,500	1,536

			39,287

U.S. Treasury Obligations 1.9%
U.S. Treasury Notes
2.750% due 02/28/2013		1,500	1,526
U.S. Treasury Strips
0.000% due 11/15/2021		100	55

			1,581

Total United States (Cost $62,704)			62,545

SHORT-TERM INSTRUMENTS 21.3%
Certificates of Deposit 1.1%
Dexia Credit Local S.A.
2.654% due 09/29/2008		300	300
Fortis Bank NY
2.622% due 04/28/2008		100	100
2.646% due 09/30/2008		400	400
Nordea Bank Finland PLC
3.028% due 05/28/2008		100	100

			900

Commercial Paper 15.1%
Danske Corp.
3.075% due 04/01/2008		2,000	2,000
Federal Home Loan Bank
1.500% due 04/01/2008		10,400	10,400

			12,400

Repurchase Agreements 3.1%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008		400	400
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $410. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
1.900% due 04/01/2008		2,203	2,203
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,249. Repurchase proceeds are $2,203.)

			2,603

U.S. Treasury Bills 2.0%
0.956% due 04/17/2008 - 06/26/2008 (b)(c)(d)		1,650	1,646

Total Short-Term Instruments (Cost $17,550)			17,549

Purchased Options (h) 1.1% (Cost $257)			928
Total Investments 161.9% (Cost $129,291)			$133,242
Written Options (i) (0.4%) (Premiums $250)			(353)
Other Assets and Liabilities (Net) (61.4%)			(50,565)

Net Assets (e) 100.0%			$82,324

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(d) Securities with an aggregate market value of $199 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.

(e) As of March 31, 2008, portfolio securities with an aggregate value of $295 and derivative instruments with an aggregate depreciation of ($173) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Cash of $816 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	17	$29
90-Day Euribor June Futures	Long	06/2008	6	(5)
90-Day Euribor June Futures	Short	06/2009	7	1
90-Day Euribor March Futures	Short	03/2009	18	1
90-Day Euribor September Futures	Long	09/2008	3	(4)
90-Day Euribor September Futures	Short	09/2009	15	0
90-Day Eurodollar December Futures	Long	12/2009	92	34
90-Day Eurodollar June Futures	Short	06/2009	16	(5)
90-Day Eurodollar March Futures	Short	03/2009	4	1
90-Day Eurodollar March Futures	Long	03/2010	41	(5)
90-Day Eurodollar September Futures	Long	09/2008	2	13
90-Day Eurodollar September Futures	Long	09/2009	163	99
Australia Government 10-Year Bond June Futures	Short	06/2008	4	(1)
Euro-Bobl June Futures	Long	06/2008	4	1
Euro-Bund 10-Year Bond June Futures	Long	06/2008	64	(79)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	64	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	5	3
Euro-Schatz June Futures	Short	06/2008	146	126
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	140	0
Japan Government 10-Year Bond June Futures	Long	06/2008	6	110
U.S. Treasury 2-Year Note June Futures	Short	06/2008	52	(13)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	86	(99)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	16	1
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	25	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	14	10
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	7	3
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	21	6
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	13	(4)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	1	(4)

				$179

(g) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008	UBS	$300	$(1)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.820%)	09/20/2017	BCLY	100	5
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011	LEH	2,200	(2)
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012	BCLY	100	10
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008	CSFB	100	0
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011	LEH	100	1
Daimler Finance N.A. LLC 5.750% due 05/18/2009	Buy	(0.380%)	06/20/2009	CSFB	100	0
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%)	06/20/2011	LEH	100	0
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010	LEH	100	14
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012	RBS	100	26
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.455%)	06/20/2012	BOA	200	0
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%	03/20/2009	GSC	100	(7)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%	09/20/2012	MLP	200	(41)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.470%)	06/20/2018	JPM	100	1
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012	BCLY	100	6
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017	DUB	100	14
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%)	03/20/2012	CSFB	100	25
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010	DUB	100	3
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016	RBC	100	8
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.570%)	12/20/2017	LEH	100	4
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.750%)	03/20/2018	BOA	100	2
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%)	03/20/2018	DUB	200	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%)	03/20/2018	DUB	100	3
Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012	BEAR	100	3
Marsh & McLennan Cos. Inc, 5.375% due 07/15/2014	Buy	(1.160%)	09/20/2014	BCLY	200	(2)
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%)	06/20/2017	GSC	200	11
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015	LEH	100	3
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.500%)	06/20/2013	DUB	200	3
Multiple Reference Entities of Gazprom	Sell	1.300%	12/20/2008	HSBC	400	0
Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008	MSC	200	0
Multiple Reference Entities of Gazprom	Sell	1.910%	04/20/2009	MSC	100	0
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011	DUB	100	5
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010	CITI	100	1
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.975%)	03/20/2018	DUB	200	5
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.365%)	12/20/2017	BOA	100	4
Pactiv Corp. 6.400% due 01/15/2018	Buy	(1.053%)	03/20/2018	BOA	200	5
Quest Diagnostics, Inc. 5.450% due 11/01/2015	Buy	(0.915%)	12/20/2015	BOA	200	5
Royal Caribbean Cruises Ltd. 7.250% due 03/15/2018	Buy	(3.190%)	03/20/2018	BOA	200	8
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008	GSC	300	0
Safeway, Inc. 4.950% due 08/16/2010	Buy	(0.300%)	09/20/2010	CSFB	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB	100	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%	03/20/2009	GSC	100	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%	03/20/2009	GSC	100	(6)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	GSC	1,400	(5)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	JPM	600	(2)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.470%	03/20/2013	MSC	1,200	7
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%)	12/20/2016	BEAR	100	24
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	100	(1)
Valero Energy Corp. 4.750% due 06/15/2013	Buy	(0.410%)	06/20/2013	LEH	100	4
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%)	06/20/2017	LEH	100	5
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%)	12/20/2017	BOA	200	11
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%)	06/20/2016	LEH	200	8
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%)	06/20/2017	UBS	200	12
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009	MSC	100	1
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.950%)	03/20/2018	CITI	200	1

						$174

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%)	12/13/2049	LEH		$200	$0
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC		200	14
Dow Jones CDX N.A. HY8 Index	Sell	0.787%	06/20/2012	BCLY		398	(13)
Dow Jones CDX N.A. HY8 Index	Sell	0.825%	06/20/2012	MSC		894	(19)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%	06/20/2012	MLP		298	(6)
Dow Jones CDX N.A. HY8 Index	Sell	2.729%	06/20/2012	DUB		200	(13)
Dow Jones CDX N.A. HY8 Index	Sell	3.066%	06/20/2012	GSC		200	(11)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	GSC		2,600	155
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MSC		2,200	91
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	DUB		500	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC		100	0
Dow Jones iTraxx Europe 8SUB Index	Buy	(0.700%)	12/20/2012	DUB	EUR	600	44
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.650%)	06/20/2013	JPM		1,100	4
Dow Jones iTraxx Europe 9SEN4 Index	Sell	1.750%	06/20/2018	DUB		900	11
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BNP		200	23
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	DUB		400	45
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	JPM		200	23

							$351

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	1,500	$(14)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		5,000	(45)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	MSC		2,300	(21)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		1,800	(5)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		2,300	(7)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		4,400	(2)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		3,050	15
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		3,050	15
Receive	3-Month Hong Kong Bank Bill	4.235%	12/17/2008	GSC	HKD	7,100	(15)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$11,900	134
Pay	3-Month USD-LIBOR	4.000%	09/17/2009	CITI		300	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		5,100	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		3,900	45
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		2,100	25
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	GSC		4,100	109
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		1,100	(47)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		200	(9)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC		1,000	(5)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		6,200	(152)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		6,000	(274)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		200	0
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		1,800	2
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		900	(142)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		1,000	(43)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		400	(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		200	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC	EUR	500	(11)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	1,200	(17)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		500	(7)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,500	(20)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI		700	(24)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		1,600	(57)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,500	17
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		5,300	18
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		500	(19)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		300	(11)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		400	27
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		1,000	75
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		300	19
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		200	13
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		1,300	13
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		900	8
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	2,900	(12)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB		4,000	16
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		5,000	28
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		10,900	68
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	GSC		200	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		200	(12)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		100	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		200	(13)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	CITI		1,600	(43)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		200	1
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		1,200	14
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	13
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		100	6
Receive	6-Month EUR-LIBOR	5.000%	09/19/2012	GSC		800	(42)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2013	BCLY		2,100	(29)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2013	BCLY		5,500	(22)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		5,500	2
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		600	(3)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		1,500	20
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		3,480	8
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		1,900	35
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		500	1
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		500	31
Receive	6-Month EUR-LIBOR	4.695%	08/24/2017	MSC		1,400	(60)
Receive	6-Month EUR-LIBOR	4.703%	08/24/2017	DUB		1,400	(61)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	LEH		2,100	67
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	GSC		1,200	(44)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		100	0
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		800	12
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		400	(41)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		100	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	DUB	GBP	300	(1)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		300	1
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		1,400	(13)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		1,400	(19)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MLP		1,000	(14)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		600	(3)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		300	15
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		800	34
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,100	23
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		100	(1)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		1,500	1
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		400	16
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	BCLY		200	(9)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	11
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		200	7
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	DUB	JPY	160,000	1
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	UBS		580,000	(7)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	DUB		850,000	13
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC		80,000	1
Receive	6-Month JPY-LIBOR	2.020%	05/18/2010	GSC		17,000	(5)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		40,000	(4)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		170,000	7
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		40,000	4
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		110,000	11
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		90,000	10
Receive	6-Month JPY-LIBOR	1.500%	06/20/2015	MSC		120,000	(24)
Receive	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		90,000	(18)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(40)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		140,000	0
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		10,000	(6)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		20,000	(12)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	3,300	(117)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		800	(20)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		400	(10)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		800	(26)

							$(706)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.000	05/23/2008	12	$1	$1
Call - CBOT U.S. Treasury 2-Year Note June Futures	116.000	05/23/2008	40	0	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	95	0	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	130.000	05/23/2008	125	0	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	46	2	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	143.000	05/23/2008	34	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	36	1	0

				$5	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	3,700	$18	$35
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		$4,000	19	165
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		4,500	42	58

								$79	$258

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008	$400	$10	$1
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008	400	11	68
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	2,800	74	5
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	2,800	74	536

					$169	$610

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2038	$105.000	05/06/2008	$1,000	$0	$0
Call - OTC Fannie Mae 5.000% due 06/01/2038	105.313	06/05/2008	8,500	1	0
Put - OTC Fannie Mae 5.500% due 04/01/2038	86.000	04/07/2008	1,000	0	0
Put - OTC Fannie Mae 6.000% due 05/01/2038	92.000	05/06/2008	5,000	1	3
Put - OTC Fannie Mae 6.000% due 06/01/2038	92.188	06/05/2008	22,000	2	52
Put - OTC Freddie Mac 5.500% due 05/01/2038	90.000	05/06/2008	1,600	0	1

				$4	$56

(i) Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	31	$24	$28
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	19	14	13
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	4	4	7
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	10	9	8
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	8	5	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	9	6	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	9	7	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	9	6	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	7	5	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	8	6	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	4	5	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	8	8	4

				$99	$81

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008	EUR	1,400	$21	$17
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		1,200	16	29
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$2,000	22	134
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.350%	05/01/2008		500	6	4
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.350%	05/01/2008		500	6	1
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		5,700	16	5
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		1,500	40	59

								$127	$249

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	1,200	$9	$2
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$500	4	2
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008		500	2	3

						$15	$7

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038	$101.000	05/01/2008	$2,000	$9	$16

(j) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2038	$8,600	$8,204	$8,513
U.S. Treasury Notes	2.750%	02/28/2013	1,500	1,509	1,533
U.S. Treasury Notes	4.250%	08/15/2013	1,300	1,404	1,416

				$11,117	$11,462

(2)	Market value includes $18 of interest payable on short sales.

(k) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,112	04/2008	$6	$0	$6
Buy	BRL	4,797	07/2008	181	0	181
Sell		4,235	07/2008	20	(30)	(10)
Buy		1,571	12/2008	0	(2)	(2)
Sell		946	12/2008	10	(2)	8
Sell	CAD	445	04/2008	13	0	13
Buy	CLP	6,033	07/2008	2	0	2
Buy		4,000	12/2008	1	0	1
Buy	CNY	3,509	04/2008	17	0	17
Sell		3,509	04/2008	0	(10)	(10)
Sell	DKK	787	06/2008	0	(6)	(6)
Buy	EUR	75	04/2008	0	0	0
Sell		11,323	04/2008	0	(218)	(218)
Buy	GBP	40	04/2008	0	0	0
Sell		3,226	04/2008	1	(17)	(16)
Buy	HKD	473	05/2008	0	0	0
Buy	JPY	224,244	05/2008	0	(18)	(18)
Sell		1,595,186	05/2008	0	(343)	(343)
Buy	KRW	445,298	05/2008	0	(30)	(30)
Sell		224,537	05/2008	0	(1)	(1)
Buy		629,376	08/2008	0	(34)	(34)
Buy	MXN	925	07/2008	3	0	3
Sell		847	07/2008	0	(3)	(3)
Buy	MYR	930	08/2008	10	0	10
Buy	NOK	1,729	06/2008	6	0	6
Sell		1,093	06/2008	0	(2)	(2)
Sell	NZD	203	04/2008	3	0	3
Buy	PHP	14,853	05/2008	0	(13)	(13)
Buy	PLN	555	07/2008	45	0	45
Buy	RUB	10,228	07/2008	28	0	28
Sell		7,099	07/2008	0	(11)	(11)
Buy		5,866	11/2008	9	0	9
Buy	SEK	1,788	06/2008	11	0	11
Sell		1,177	06/2008	0	(6)	(6)
Buy	SGD	176	05/2008	4	0	4
Buy		244	08/2008	6	0	6
Buy		174	11/2008	3	0	3
Buy	TWD	3,523	09/2008	2	0	2
Buy	ZAR	70	07/2008	0	(1)	(1)

				$381	$(747)	$(366)

See Accompanying Notes

Schedule of Investments

Global Bond Portfolio (Unhedged)

March 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%
National Australia Bank Ltd.
2.926% due 06/29/2016		$600	$563

Total Australia (Cost $573)			563

BELGIUM 0.3%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	964

Total Belgium (Cost $760)			964

BERMUDA 0.2%
Merna Reinsurance Ltd.
3.346% due 07/07/2010 (k)		$700	636

Total Bermuda (Cost $694)			636

BRAZIL 0.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,000	1,067
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	301

Total Brazil (Cost $1,424)			1,368

CANADA 1.7%
Canada Government Bond
4.000% due 06/01/2016	CAD	2,600	2,658
Canada Housing Trust No. 1
4.550% due 12/15/2012		1,800	1,833
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		200	197
Province of Ontario Canada
6.200% due 06/02/2031		500	597
Rogers Wireless, Inc.
7.250% due 12/15/2012		$200	214

Total Canada (Cost $5,392)			5,499

CAYMAN ISLANDS 0.7%
Mizuho Finance Cayman Ltd.
2.342% due 08/29/2049	JPY	100,000	1,009
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$400	399
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	326
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	316

Total Cayman Islands (Cost $2,083)			2,050

FRANCE 1.0%
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	400	537
France Government Bond
3.150% due 07/25/2032 (d)		111	208
5.750% due 10/25/2032		1,100	2,010
6.500% due 04/25/2011		300	511

Total France (Cost $2,982)			3,266

GERMANY 20.2%
Republic of Germany
3.750% due 01/04/2015	EUR	3,200	5,052
3.750% due 01/04/2017		15,000	23,398
4.000% due 01/04/2037		400	577
4.250% due 01/04/2014		1,400	2,275
4.250% due 07/04/2014		7,600	12,351
4.750% due 07/04/2028		300	488
4.750% due 07/04/2034		100	162
5.500% due 01/04/2031		400	714
5.625% due 01/04/2028		3,550	6,396
6.250% due 01/04/2024		600	1,146
6.250% due 01/04/2030		5,300	10,277
6.500% due 07/04/2027		1,100	2,178

Total Germany (Cost $58,437)			65,014

ICELAND 0.1%
Glitnir Banki HF
4.154% due 04/20/2010		$500	427

Total Iceland (Cost $500)			427

IRELAND 1.0%
Bank of Ireland
2.589% due 12/19/2008		$400	399
Cars Alliance Funding PLC
4.750% due 10/08/2023	EUR	500	757
Immeo Residential Finance PLC
4.766% due 12/15/2016		991	1,405
SC Germany Auto
4.333% due 08/11/2015		467	726

Total Ireland (Cost $3,227)			3,287

ITALY 0.7%
Locat Securitisation Vehicle Srl
4.718% due 12/12/2028	EUR	800	1,194
Seashell Securities PLC
4.588% due 07/25/2028		31	48
Siena Mortgages SpA
4.836% due 12/16/2038		218	332
Split Srl
4.428% due 10/25/2018		391	597

Total Italy (Cost $2,032)			2,171

JAPAN 15.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	147
Japan Government Bond
1.100% due 09/20/2012	JPY	430,000	4,389
1.200% due 03/20/2012		360,000	3,682
1.500% due 03/20/2014		30,000	313
1.600% due 09/20/2013		10,000	105
1.600% due 06/20/2014		120,000	1,262
2.300% due 05/20/2030		7,000	71
2.300% due 06/20/2035		130,000	1,289
2.400% due 03/20/2034		130,000	1,322
2.500% due 09/20/2035		900,000	9,300
2.500% due 03/20/2036		10,000	103
2.500% due 06/20/2036		360,000	3,705
2.500% due 09/20/2036		120,000	1,234
2.500% due 09/20/2037		200,000	2,057
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		120,840	1,191
1.100% due 12/10/2016		1,062,120	10,644
1.200% due 06/10/2017		121,200	1,217
1.200% due 12/10/2017		551,240	5,525
Resona Bank Ltd.
5.850% due 09/29/2049		$100	83
Sumitomo Mitsui Banking Corp.
1.850% due 09/29/2049	JPY	100,000	1,006
5.625% due 07/29/2049		$100	85

Total Japan (Cost $44,585)			48,730

JERSEY, CHANNEL ISLANDS 0.0%
HSBC Capital Funding LP
9.547% due 12/29/2049		$100	108

Total Jersey, Channel Islands (Cost $109)			108

NETHERLANDS 0.5%
Dutch Mortgage-Backed Securities BV
4.970% due 10/02/2079	EUR	852	1,315
Netherlands Government Bond
4.250% due 07/15/2013		200	324
Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$100	100

Total Netherlands (Cost $1,389)			1,739

NORWAY 0.1%
DnB NOR Bank ASA
4.447% due 10/13/2009		$300	300

Total Norway (Cost $300)			300

RUSSIA 0.4%
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$706	705
VTB Capital S.A.
3.839% due 08/01/2008		500	495

Total Russia (Cost $1,204)			1,200

SPAIN 3.4%
Bancaja Fondo de Titulizacion de Activos
4.398% due 10/25/2037	EUR	169	238
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	542
Santander U.S. Debt S.A. Unipersonal
3.074% due 11/20/2009		400	396
Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	8,267
5.750% due 07/30/2032		900	1,627

Total Spain (Cost $9,361)			11,070

SWITZERLAND 0.2%
UBS AG
5.875% due 12/20/2017		$500	512

Total Switzerland (Cost $499)			512

UNITED KINGDOM 10.8%
Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,076
8.250% due 02/28/2049	GBP	300	599
HBOS PLC
5.920% due 09/29/2049		$1,200	884
HSBC Holdings PLC
6.500% due 05/02/2036		1,200	1,165
Permanent Financing PLC
4.559% due 09/10/2032	EUR	600	909
Punch Taverns Finance PLC
6.487% due 10/15/2032	GBP	100	154
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	204
United Kingdom Gilt
4.000% due 09/07/2016	GBP	400	784
4.250% due 03/07/2011		2,700	5,413
4.750% due 06/07/2010		7,520	15,190
4.750% due 09/07/2015		1,500	3,096
5.000% due 03/07/2012		2,500	5,161
XL Capital Europe PLC
6.500% due 01/15/2012		$100	95

Total United Kingdom (Cost $35,373)			34,730

UNITED STATES 67.8%
Asset-Backed Securities 5.8%
Accredited Mortgage Loan Trust
2.639% due 09/25/2036		$184	181
2.649% due 02/25/2037		496	472
ACE Securities Corp.
2.679% due 02/25/2036		7	7
Amortizing Residential Collateral Trust
2.889% due 07/25/2032		1	1
3.299% due 10/25/2031		2	2
Asset-Backed Funding Certificates
2.659% due 01/25/2037		419	393
Asset-Backed Securities Corp. Home Equity
2.649% due 12/25/2036		422	406
BA Credit Card Trust
3.890% due 04/15/2013		1,800	1,782
Bank One Issuance Trust
3.860% due 06/15/2011		700	703
Capital Auto Receivables Asset Trust
2.918% due 01/15/2010		1,300	1,298
3.518% due 09/15/2010		800	798
5.030% due 10/15/2009		438	441
Carrington Mortgage Loan Trust
2.649% due 12/25/2036		512	484
Chase Credit Card Master Trust
2.928% due 02/15/2011		500	498
Chase Issuance Trust
3.609% due 05/16/2011 (a)		800	800
Countrywide Asset-Backed Certificates
2.629% due 01/25/2046		190	186
2.649% due 05/25/2037		963	929
Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036		525	502
CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		1	1
CSAB Mortgage-Backed Trust
2.699% due 06/25/2036		51	51
First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 05/25/2036		124	122
2.639% due 01/25/2038		542	514
Ford Credit Auto Owner Trust
3.418% due 07/15/2010		2,400	2,392
5.260% due 10/15/2010		1,000	1,011
Fremont Home Loan Trust
2.649% due 10/25/2036		401	396
GSAMP Trust
2.699% due 01/25/2047		559	536
2.889% due 03/25/2034		26	25
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		535	497
2.679% due 12/25/2035		4	4
Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036		86	86
2.659% due 04/25/2037		428	411
IXIS Real Estate Capital Trust
2.659% due 08/25/2036		18	18
JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036		486	453
Lehman XS Trust
2.679% due 04/25/2046		80	79
MBNA Credit Card Master Note Trust
2.650% due 11/15/2010		300	300
Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036		230	220
Morgan Stanley ABS Capital I
2.639% due 07/25/2036		213	209
Option One Mortgage Loan Trust
2.649% due 07/25/2036		225	222
Residential Asset Securities Corp.
2.659% due 04/25/2036		18	18
SACO I, Inc.
2.659% due 05/25/2036		52	39
2.799% due 04/25/2035		14	10
Saxon Asset Securities Trust
3.139% due 01/25/2032		1	1
Securitized Asset-Backed Receivables LLC Trust
2.649% due 12/25/2036		558	529
2.659% due 03/25/2036		70	69
Structured Asset Securities Corp.
2.999% due 05/25/2034		10	8
4.900% due 04/25/2035		48	44
Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034		9	8
Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036		570	515
Wells Fargo Home Equity Trust
2.829% due 10/25/2035		226	217

			18,888

Bank Loan Obligations 0.6%
Daimler Finance North America LLC
6.800% due 08/03/2012		2,189	1,821

Commodity Index-Linked Notes 0.3%
Morgan Stanley (GSCI)
2.546% due 07/07/2008		1,000	993

Corporate Bonds & Notes 11.4%
American Express Co.
7.000% due 03/19/2018		1,500	1,579
American Express Credit Corp.
3.179% due 03/02/2009		400	398
American General Finance Corp.
6.900% due 12/15/2017		100	98
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	239
6.250% due 03/15/2087		$100	81
AT&T, Inc.
3.155% due 05/15/2008		600	600
AutoZone, Inc.
5.875% due 10/15/2012		100	101
Bank of America Corp.
3.155% due 11/06/2009		400	397
4.625% due 02/07/2017	EUR	500	683
8.000% due 12/29/2049		$1,100	1,104
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		1,200	1,202
7.250% due 02/01/2018		1,300	1,347
BellSouth Corp.
5.200% due 09/15/2014		200	200
Boston Scientific Corp.
6.400% due 06/15/2016		200	188
CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200
Charter One Bank N.A.
3.294% due 04/24/2009		1,000	994
CIT Group, Inc.
3.100% due 06/08/2009		500	414
3.302% due 05/23/2008		100	98
Citigroup Capital XXI
8.300% due 12/21/2057		800	791
Citigroup, Inc.
2.695% due 12/26/2008		400	400
6.125% due 11/21/2017		800	801
CMS Energy Corp.
5.208% due 01/15/2013		200	183
CNA Financial Corp.
6.000% due 08/15/2011		200	206
ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009		380	379
CSX Corp.
6.300% due 03/15/2012		200	207
CVS Caremark Corp.
5.750% due 08/15/2011		200	210
Daimler Finance North America LLC
3.218% due 03/13/2009		600	593
5.750% due 05/18/2009		200	202
DR Horton, Inc.
6.000% due 04/15/2011		200	182
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	308
Fleet National Bank
0.801% due 07/07/2008	JPY	30,000	301
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		$200	191
6.625% due 06/16/2008		600	593
7.127% due 01/13/2012		500	370
7.250% due 10/25/2011		200	165
Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		400	394
General Electric Capital Corp.
2.900% due 06/15/2009		1,300	1,299
GMAC LLC
3.749% due 09/23/2008		200	189
4.315% due 05/15/2009		500	427
Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	200	304
5.950% due 01/18/2018		$500	496
6.750% due 10/01/2037		1,700	1,586
HJ Heinz Co.
6.428% due 12/01/2020		300	305
HJ Heinz Finance Co.
6.000% due 03/15/2012		100	105
HSBC Finance Corp.
2.669% due 06/19/2009		400	379
2.930% due 09/15/2008		100	99
International Lease Finance Corp.
5.350% due 03/01/2012		200	197
5.400% due 02/15/2012		200	198
iStar Financial, Inc.
5.150% due 03/01/2012		200	148
JC Penney Corp., Inc.
8.000% due 03/01/2010		200	209
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	185
6.000% due 01/15/2018		$1,800	1,882
JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	351
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	87
Kraft Foods, Inc.
6.250% due 06/01/2012		200	209
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		1,000	974
Mandalay Resort Group
6.500% due 07/31/2009		400	400
Masco Corp.
6.125% due 10/03/2016		200	177
Merck & Co., Inc.
4.750% due 03/01/2015		200	203
Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		200	196
3.888% due 10/23/2008		200	199
Mizuho JGB Investment LLC
9.870% due 12/29/2049		300	301
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	100
Morgan Stanley
3.206% due 02/09/2009		500	494
4.401% due 10/18/2016		200	180
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	198
NGPL Pipe Co. LLC
7.119% due 12/15/2017		500	518
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	100
Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	333
Ryder System, Inc.
5.850% due 11/01/2016		200	195
Sara Lee Corp.
6.250% due 09/15/2011		200	212
SB Treasury Co. LLC
9.400% due 12/29/2049		800	811
Sprint Nextel Corp.
6.000% due 12/01/2016		200	156
State Street Capital Trust IV
3.800% due 06/15/2037		500	376
Target Corp.
7.000% due 01/15/2038		600	619
Time Warner, Inc.
3.300% due 11/13/2009		400	383
5.500% due 11/15/2011		200	199
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	302
U.S. Bancorp
2.708% due 04/28/2009		300	298
Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	981
Wachovia Bank N.A.
2.639% due 03/23/2009		500	495
Wal-Mart Stores, Inc.
2.700% due 06/16/2008		400	400
Wells Fargo & Co.
4.375% due 01/31/2013		400	399
Westpac Banking Corp.
3.040% due 06/06/2008		400	400
Wyeth
6.950% due 03/15/2011		200	217
Xerox Corp.
9.750% due 01/15/2009		200	208
Yum! Brands, Inc.
6.250% due 03/15/2018		700	705

			36,783

Mortgage-Backed Securities 8.0%
Adjustable Rate Mortgage Trust
5.133% due 09/25/2035		61	59
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		210	193
BCAP LLC Trust
2.769% due 01/25/2037		903	637
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		1,065	1,019
4.409% due 05/25/2034		200	197
4.550% due 08/25/2035		1,018	981
4.641% due 10/25/2033		78	75
4.641% due 05/25/2034		54	52
4.777% due 11/25/2034		47	46
Bear Stearns Alt-A Trust
5.575% due 11/25/2035		472	374
5.706% due 09/25/2035		333	274
Bear Stearns Commercial Mortgage Securities
2.928% due 03/15/2019		531	505
5.540% due 09/11/2041		500	496
Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037		677	593
Bear Stearns Structured Products, Inc.
5.783% due 12/26/2046		278	231
CC Mortgage Funding Corp.
2.779% due 07/25/2036		344	258
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		227	216
4.748% due 08/25/2035		261	259
Countrywide Alternative Loan Trust
2.716% due 02/20/2047		475	357
2.746% due 03/20/2046		306	233
2.879% due 02/25/2037		361	284
5.250% due 06/25/2035		107	94
6.173% due 08/25/2036		491	391
Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035		216	170
2.889% due 04/25/2035		70	54
2.919% due 03/25/2035		247	184
2.929% due 02/25/2035		23	19
2.979% due 09/25/2034		28	23
4.123% due 11/19/2033		177	157
4.800% due 11/25/2034		79	74
6.136% due 08/25/2034		27	24
CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033		145	135
6.500% due 04/25/2033		5	5
First Horizon Asset Securities, Inc.
4.398% due 12/25/2033		60	58
4.749% due 07/25/2033		28	28
6.250% due 08/25/2017		199	197
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		403	397
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		71	71
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		98	96
Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045		28	23
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		800	780
GSR Mortgage Loan Trust
4.513% due 03/25/2033		72	68
4.539% due 09/25/2035		1,142	1,077
5.312% due 06/25/2034		33	31
Harborview Mortgage Loan Trust
2.749% due 01/19/2038		159	121
2.929% due 02/19/2034		8	8
5.076% due 05/19/2033		117	113
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	1,261
5.429% due 12/12/2043		300	295
JPMorgan Mortgage Trust
4.389% due 11/25/2033		62	59
4.766% due 07/25/2035		680	656
5.006% due 07/25/2035		688	666
5.023% due 02/25/2035		134	122
Lehman XS Trust
2.679% due 07/25/2046		159	155
MASTR Asset Securitization Trust
4.500% due 03/25/2018		150	147
Mellon Residential Funding Corp.
3.561% due 12/15/2030		39	38
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		300	289
5.957% due 08/12/2049		1,900	1,921
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036		266	214
2.849% due 08/25/2036		91	62
6.852% due 02/25/2033		57	57
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		371	349
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		62	52
Residential Accredit Loans, Inc.
2.779% due 06/25/2046		943	770
2.809% due 04/25/2046		421	320
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		44	40
4.590% due 04/25/2034		112	106
5.210% due 09/25/2034		218	212
Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035		768	661
2.809% due 05/25/2046		227	172
2.819% due 05/25/2036		1,034	784
2.849% due 07/19/2034		11	10
2.909% due 03/19/2034		20	18
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046		582	552
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021		549	516
5.342% due 12/15/2043		1,500	1,449
WaMu Mortgage Alternative Pass-Through Certificates
5.266% due 07/25/2046		160	102
WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045		143	114
2.889% due 10/25/2045		74	59
2.909% due 01/25/2045		24	19
2.919% due 01/25/2045		23	19
3.139% due 12/25/2027		99	90
4.208% due 06/25/2033		54	54
4.229% due 03/25/2034		188	187
5.220% due 02/27/2034		16	15
5.572% due 07/25/2046		454	307
5.726% due 08/25/2042		19	17
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		333	325
4.750% due 10/25/2018		195	191
4.950% due 03/25/2036		391	373
5.609% due 04/25/2036		96	92

			25,654

Municipal Bonds & Notes 1.4%
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		400	381
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		1,300	1,267
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039		200	195
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)		600	358
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		1,300	1,170
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	25
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	352
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	6
Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032		700	700

			4,454

	Shares
Preferred Stocks 0.2%
DG Funding Trust
4.946% due 12/31/2049		58	605

		Principal Amount (000’s)
U.S. Government Agencies 38.7%
Fannie Mae
2.719% due 03/25/2034		$25	24
2.749% due 08/25/2034		17	16
2.799% due 10/27/2037		1,200	1,137
2.849% due 06/25/2044		19	19
4.196% due 11/01/2034		265	267
4.933% due 12/01/2034		39	40
5.000% due 11/01/2018 - 04/01/2038		15,227	15,080
5.500% due 10/01/2016 - 04/01/2037		7,001	7,094
6.000% due 04/01/2038 - 07/25/2044		60,789	62,281
6.329% due 10/01/2034		22	22
6.500% due 04/01/2038		7,000	7,250
Freddie Mac
2.879% due 09/25/2031		65	66
3.048% due 02/15/2019		1,245	1,238
4.500% due 02/15/2017 - 02/01/2018		1,725	1,732
5.000% due 03/15/2017		274	281
5.311% due 04/01/2037		355	362
5.500% due 06/01/2035 - 02/01/2038		25,248	25,525
5.722% due 10/25/2044		139	137
6.000% due 04/15/2036 - 10/01/2037		2,070	2,101
6.982% due 02/01/2029		21	21
Ginnie Mae
5.125% due 11/20/2024		6	6

			124,699

U.S. Treasury Obligations 1.4%
U.S. Treasury Notes
2.750% due 02/28/2013		3,700	3,767
U.S. Treasury Strips
0.000% due 05/15/2017		430	306
0.000% due 08/15/2020		300	176
0.000% due 11/15/2021		600	329

			4,578

Total United States (Cost $220,553)			218,475

SHORT-TERM INSTRUMENTS 24.0%
Certificates of Deposit 1.0%
Abbey National Treasury Services PLC
3.069% due 07/02/2008		$400	399
Fortis Bank NY
2.622% due 04/28/2008		100	100
Nordea Bank Finland PLC
3.028% due 05/28/2008		500	500
Societe Generale NY
2.652% due 06/30/2008		1,300	1,298
Unicredito Italiano NY
3.135% due 05/06/2008		900	900

			3,197

Commercial Paper 8.7%
DnB NOR Bank ASA
3.150% due 04/15/2008		7,000	6,991
Federal Home Loan Bank
1.500% due 04/01/2008		8,600	8,600
UBS Finance Delaware LLC
2.940% due 06/05/2008		500	498
3.065% due 04/01/2008		4,400	4,400
Westpac Banking Corp.
3.070% due 05/06/2008		5,600	5,583
Westpac Trust Securities NZ Ltd.
4.320% due 04/07/2008		2,000	1,999

			28,071

Repurchase Agreements 2.8%
Deutsche Bank AG
1.200% due 04/01/2008		5,200	5,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $5,315. Repurchase proceeds are $5,200.)
State Street Bank and Trust Co.
1.900% due 04/01/2008		3,996	3,996
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $4,079. Repurchase proceeds are $3,996.)

			9,196

U.S. Treasury Bills 11.5%
0.698% due 04/17/2008 - 06/12/2008 (b)(e)		36,950	36,927

Total Short-Term Instruments (Cost $77,398)			77,391

Purchased Options (i) 0.9% (Cost $1,004)			2,833
Total Investments 149.7% (Cost $469,879)			$482,333
Written Options (j) (0.4%) (Premiums $1,078)			(1,436)
Other Assets and Liabilities (Net) (49.3%)			(158,784)

Net Assets (f) 100.0%			$322,113

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $2,740 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(f) As of March 31, 2008, portfolio securities with an aggregate value of $3,085 and derivative instruments with an aggregate depreciation of ($125) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Cash of $3,303 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	123	$196
90-Day Euribor June Futures	Long	06/2008	33	(28)
90-Day Euribor June Futures	Short	06/2009	36	4
90-Day Euribor March Futures	Short	03/2009	56	(9)
90-Day Euribor September Futures	Long	09/2008	15	(17)
90-Day Euribor September Futures	Short	09/2009	80	11
90-Day Eurodollar December Futures	Long	12/2009	889	373
90-Day Eurodollar June Futures	Short	06/2009	62	(18)
90-Day Eurodollar March Futures	Short	03/2009	62	(20)
90-Day Eurodollar March Futures	Long	03/2010	139	(14)
90-Day Eurodollar September Futures	Long	09/2008	4	27
90-Day Eurodollar September Futures	Long	09/2009	123	105
Australia Government 10-Year Bond June Futures	Short	06/2008	28	(7)
Euro-Bobl June Futures	Short	06/2008	60	117
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	157	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	77	(40)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	300	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	20	13
Euro-Schatz June Futures	Short	06/2008	627	494
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	627	0
Japan Government 10-Year Bond June Futures	Long	06/2008	8	141
U.S. Treasury 2-Year Note June Futures	Short	06/2008	262	18
U.S. Treasury 5-Year Note June Futures	Short	06/2008	10	2
U.S. Treasury 10-Year Note June Futures	Long	06/2008	334	295
U.S. Treasury 10-Year Note June Futures	Short	06/2008	58	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	25	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	27	12
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	81	20
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	50	(13)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	3	(12)

				$1,612

(h) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	DUB	EUR	200	$3
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%)	12/20/2017	MLP		$100	5
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008	UBS		800	(4)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012	CITI		100	2
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008	DUB		300	(2)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%)	03/20/2018	RBS		700	(37)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP		600	(30)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	LEH		200	3
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%)	06/20/2016	UBS		200	6
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011	LEH		3,200	(3)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011	LEH		2,300	3
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012	BCLY		400	41
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012	GSC		100	4
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008	CSFB		200	0
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	BEAR		100	2
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	JPM		100	2
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012	MLP	EUR	200	4
CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%)	03/20/2012	MLP		$200	6
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011	LEH		200	2
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009	RBC		200	0
Daimler Finance N.A. LLC 5.750% due 05/18/2009	Buy	(0.380%)	06/20/2009	CSFB		200	0
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017	MSC		100	2
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%)	06/20/2011	LEH		200	1
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%	03/20/2009	CITI		1,300	(23)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010	LEH		200	29
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	MSC		500	96
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012	WAC		100	0
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%	03/20/2009	GSC		300	(20)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%	03/20/2009	CITI		500	(29)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%	09/20/2012	MLP		700	(142)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008	DUB		600	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.520%)	06/20/2013	BCLY		100	0
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012	BEAR		100	1
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012	GSC	EUR	200	1
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%	12/20/2011	RBS		$100	(3)
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012	MLP		200	12
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012	BCLY		200	12
International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%)	06/20/2017	GSC		100	14
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%)	03/20/2012	CSFB		200	50
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010	DUB		200	6
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016	RBC		200	16
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.570%)	12/20/2017	LEH		100	4
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.737%)	03/20/2018	BNP		700	17
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%)	03/20/2018	DUB		700	18
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012	GSC	EUR	200	4
Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012	BEAR		$200	7
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008	BOA		600	(5)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008	DUB		700	(6)
Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%)	12/20/2016	CSFB		200	22
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%)	06/20/2017	GSC		500	29
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015	LEH		200	6
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008	BOA		200	(1)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	RBS		200	19
Multiple Reference Entities of Gazprom	Sell	1.500%	01/20/2009	HSBC		1,200	0
Multiple Reference Entities of Gazprom	Sell	1.910%	04/20/2009	MSC		900	0
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010	CITI		200	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012	BCLY		100	0
Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%)	12/20/2012	MSC		200	9
Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%)	12/20/2016	BEAR		200	12
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011	LEH		200	2
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012	GSC	EUR	200	13
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB		$500	(31)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%	03/20/2009	GSC		300	(18)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%	03/20/2009	GSC		200	(11)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2009	CITI		200	(10)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.260%	03/20/2013	BCLY		5,100	(21)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%	03/20/2013	GSC		2,100	(8)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%	03/20/2013	GSC		1,700	7
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%	03/20/2013	HSBC		2,100	11
Spain Government Bond 5.500% due 07/30/2017	Sell	0.470%	03/20/2013	MSC		1,700	9
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%)	12/20/2016	BEAR		200	47
Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%)	06/20/2011	LEH		200	6
Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%)	12/20/2011	BOA		200	11
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC		400	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC		400	(2)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012	DUB	EUR	200	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012	BEAR		$1,000	49
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012	MSC		1,000	49
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%)	06/20/2017	UBS		400	23
Wyeth 6.950% due 03/15/2011	Buy	(0.100%)	03/20/2011	LEH		200	2
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009	MSC		200	1
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012	BCLY		100	11
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.950%)	03/20/2018	CITI		700	3

							$359

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%	06/20/2012	BCLY		$994	$(32)
Dow Jones CDX N.A. HY8 Index	Sell	0.825%	06/20/2012	MSC		3,975	(85)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%	06/20/2012	MLP		1,192	(26)
Dow Jones CDX N.A. HY8 Index	Sell	2.729%	06/20/2012	DUB		500	(32)
Dow Jones CDX N.A. HY8 Index	Sell	3.066%	06/20/2012	GSC		800	(41)
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%)	06/20/2018	MSC		500	2
Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	GSC		5,600	(270)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	GSC		12,900	747
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	MLP		900	34
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MSC		7,100	294
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY		3,200	125
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	DUB		1,900	11
Dow Jones iTraxx Europe 8SUB Index	Buy	(0.700%)	12/20/2012	DUB	EUR	2,200	160
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.750%)	06/20/2018	BCLY		2,100	23
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	BNP		200	22
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	DUB		1,200	133
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	HSBC		100	12
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	JPM		700	79

							$1,156

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	4,600	$(41)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		15,700	(140)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	MSC		7,000	(63)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		7,800	(24)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		4,200	(15)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		12,900	(6)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		10,050	48
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		10,050	48
Receive	3-Month Hong Kong Bank Bill	4.235%	12/17/2008	GSC	HKD	5,800	(13)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BOA		$3,000	34
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		61,100	676
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	RBS		7,300	95
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		77,900	942
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		10,000	(84)
Pay	3-Month USD-LIBOR	5.500%	12/16/2014	GSC		700	32
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		7,000	(298)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		600	(28)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		4,500	(229)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC		2,800	(13)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		400	(24)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		5,300	(352)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		27,200	(1,132)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		800	1
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	GSC		5,700	66
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		9,400	45
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		3,700	(158)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		800	(63)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		2,900	(150)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY	EUR	900	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	RBS		600	(15)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	7,000	(100)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		2,400	(34)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI		700	(24)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		1,700	(61)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		19,900	197
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		2,700	11
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		16,700	55
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		3,900	(144)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		3,100	(116)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		400	27
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		1,100	80
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		2,300	143
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		1,800	113
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		4,300	44
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		3,300	28
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		2,100	(29)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB	EUR	20,300	83
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	JPM		11,500	68
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		15,500	87
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		49,600	271
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		190	(12)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		11,600	(134)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		700	4
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		3,200	37
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		900	57
Receive	6-Month EUR-LIBOR	5.000%	09/19/2012	GSC		2,600	(138)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2013	BCLY		300	(4)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2013	BCLY		15,600	(63)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		20,400	(112)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		4,400	2
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		5,300	(31)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		6,600	89
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		12,160	2
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		7,000	127
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		2,300	5
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		600	18
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		500	31
Receive	6-Month EUR-LIBOR	4.695%	08/24/2017	MSC		200	(9)
Receive	6-Month EUR-LIBOR	4.703%	08/24/2017	DUB		200	(9)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	LEH		2,000	64
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	GSC		3,600	(133)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,500	1
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		500	1
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		3,700	57
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		1,400	(143)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		4,000	122
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	3,200	14
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	DUB		100	(1)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		100	0
Pay	6-Month GBP-LIBOR	5.000%	03/20/2010	RBC		5,100	102
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		3,200	25
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MLP		2,800	(40)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		3,000	(15)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		1,600	79
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		1,900	81
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		7,100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		1,100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	MSC		100	1
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		4,500	4
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		500	19
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	114
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		400	22
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	11
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	DUB	JPY	1,650,000	4
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	UBS		880,000	(10)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		1,180,000	60
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		400,000	26
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		360,000	40
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		460,000	51
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		540,000	1
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	DUB		10,000	(7)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		80,000	(53)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		60,000	(36)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS	BRL	3,700	(89)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		7,300	(36)

							$(1)

Spreadlock Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Pay	USSP 5-Year Swap Spread	0.763%	02/05/2009	BNP	$4,700	$(11)

(i) Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	218	$4	$3
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	359	7	6

				$11	$9

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	12,900	$63	$120
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		$5,400	27	223
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		15,000	176	354
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		5,400	19	223
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		12,200	113	158
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		7,100	68	108

								$466	$1,186

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	2,300	$111	$412
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,300	111	77
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$3,000	80	5
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	506
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	5
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	69	498

						$519	$1,503

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 05/01/2038	$92.000	05/06/2008	$2,000	$0	$1
Put - OTC Fannie Mae 6.000% due 06/01/2038	92.188	06/05/2008	55,000	6	131
Put - OTC Fannie Mae 6.500% due 05/01/2038	95.000	05/06/2008	7,000	1	1
Put - OTC Freddie Mac 5.500% due 05/01/2038	86.000	05/06/2008	7,900	1	2

				$8	$135

(j) Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	122	$92	$109
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	74	55	52
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	15	16	28
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	38	35	32
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	32	21	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	33	22	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	32	25	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	37	26	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	30	23	16
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	31	24	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	15	17	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	31	29	16

				$385	$316

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR- LIBOR	Pay	5.000%	09/15/2008	EUR	5,000	$75	$60
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR- LIBOR	Receive	4.230%	09/14/2009		4,200	55	102
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD- LIBOR	Receive	4.950%	09/26/2008		$2,300	27	154
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD- LIBOR	Receive	4.900%	07/06/2009		4,900	165	284
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.350%	05/01/2008		1,800	20	17
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	5.350%	05/01/2008		1,800	21	3
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Pay	3.075%	05/29/2008		20,400	57	18
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.950%	09/26/2008		2,400	20	160
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.300%	12/15/2008		4,100	110	161
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD- LIBOR	Receive	4.200%	07/02/2009		3,100	68	100

								$618	$1,059

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	4,400	$33	$10
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$2,000	15	6
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008		900	4	5

						$52	$21

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038	$101.000	05/01/2008	$5,000	$23	$40

(k) Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$694	$636	0.20%

(l) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2038	$20,000	$19,125	$19,797
Fannie Mae	5.500%	04/01/2038	3,000	3,045	3,029
Freddie Mac	5.500%	04/01/2038	12,000	12,090	12,118
U.S. Treasury Notes	2.750%	02/28/2013	3,700	3,722	3,781
U.S. Treasury Notes	4.250%	08/15/2013	3,300	3,564	3,627

				$41,546	$42,352

(2)	Market value includes $46 of interest payable on short sales.

(m) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,735	04/2008	$21	$0	$21
Buy	BRL	15,895	07/2008	500	0	500
Sell		12,287	07/2008	38	(117)	(79)
Buy		1,209	12/2008	0	(2)	(2)
Sell		3,733	12/2008	40	(7)	33
Buy	CAD	3,767	04/2008	0	(113)	(113)
Buy	CLP	6,033	07/2008	2	0	2
Buy		10,300	12/2008	2	0	2
Buy	CNY	11,779	04/2008	56	0	56
Sell		11,779	04/2008	0	(35)	(35)
Buy	DKK	8,128	06/2008	63	0	63
Buy	EUR	36,131	04/2008	685	(1)	684
Sell		427	04/2008	0	0	0
Buy	GBP	3,447	04/2008	16	(4)	12
Sell		288	04/2008	10	0	10
Buy	INR	650	08/2008	0	0	0
Buy	JPY	9,950,466	05/2008	2,248	(83)	2,165
Sell		3,817,418	05/2008	0	(848)	(848)
Buy	KRW	1,474,037	05/2008	0	(100)	(100)
Sell		1,041,503	05/2008	0	(4)	(4)
Buy		2,893,362	08/2008	0	(151)	(151)
Buy	MXN	2,064	07/2008	6	0	6
Sell		1,925	07/2008	0	(6)	(6)
Buy	MYR	1,986	08/2008	9	0	9
Buy	NOK	6,216	06/2008	23	0	23
Sell		2,399	06/2008	0	(5)	(5)
Sell	NZD	674	04/2008	10	0	10
Buy	PHP	56,577	05/2008	0	(51)	(51)
Buy	PLN	1,692	07/2008	138	0	138
Buy	RUB	31,529	07/2008	85	0	85
Buy		20,301	11/2008	32	0	32
Sell		15,043	11/2008	0	(16)	(16)
Buy	SEK	15,066	06/2008	92	0	92
Buy	SGD	670	05/2008	16	0	16
Buy		865	08/2008	20	0	20
Buy		434	11/2008	8	0	8
Buy	TWD	9,221	09/2008	5	0	5
Buy	ZAR	97	07/2008	0	(1)	(1)

				$4,125	$(1,544)	$2,581

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 6.6%
AES Corp.
0.750% due 04/30/2010	$601	$571
7.750% due 04/30/2010	1,399	1,334
Amadeus Global Travel Distribution S.A.
7.636% due 04/08/2013	700	594
7.886% due 04/08/2014	700	604
Community Health Systems, Inc.
4.000% due 07/02/2014	46	43
5.335% due 07/25/2014	907	838
Daimler Finance North America LLC
6.800% due 08/03/2012	3,980	3,311
First Data Corp.
5.349% due 09/24/2014	931	841
7.580% due 09/24/2014	69	62
Ford Motor Co.
5.800% due 12/15/2013	1,481	1,218
HCA, Inc.
4.946% due 11/16/2013	1,238	1,140
HealthSouth Corp.
5.210% due 02/02/2013	4	4
5.500% due 03/10/2013	796	737
Idearc, Inc.
4.700% due 11/17/2014	500	402
Ineos Group Holdings PLC
4.635% due 10/07/2012	922	808
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,481	1,178
Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	980	919
SandRidge Energy, Inc.
8.625% due 04/01/2015	4,200	4,153
Telesat Canada
8.370% due 10/31/2008	400	382
9.000% due 10/31/2008	600	573
Thompson Learning, Inc.
5.200% due 06/27/2014	2,095	1,807
Tribune Co.
5.542% due 05/30/2014	1,365	918
7.396% due 05/30/2009	770	693
Univision Communications, Inc.
5.375% due 09/15/2014	54	43
5.494% due 09/15/2014	1,879	1,487
6.250% due 09/15/2014	67	53
VNU/Nielson Finance LLC
5.346% due 08/09/2013	1,975	1,787
Wind Acquisition Finance S.A.
11.201% due 12/21/2011	568	564

Total Bank Loan Obligations (Cost $30,251)		27,064

CORPORATE BONDS & NOTES 71.0%
Banking & Finance 19.1%
AES Ironwood LLC
8.857% due 11/30/2025	2,357	2,569
AES Red Oak LLC
8.540% due 11/30/2019	1,151	1,156
American Express Co.
7.000% due 03/19/2018	3,750	3,947
American International Group, Inc.
5.850% due 01/16/2018	1,200	1,181
Bank of America Corp.
8.000% due 12/29/2049	6,500	6,521
Barclays Bank PLC
6.050% due 12/04/2017	1,825	1,785
7.434% due 09/29/2049	1,100	996
Citigroup Capital XXI
8.300% due 12/21/2057	1,675	1,655
Ferrellgas Escrow LLC
6.750% due 05/01/2014	900	882
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	400	329
7.800% due 06/01/2012	5,725	4,728
Forest City Enterprises, Inc.
7.625% due 06/01/2015	750	716
GMAC LLC
6.000% due 04/01/2011	1,194	926
6.625% due 05/15/2012	850	644
6.750% due 12/01/2014	400	283
6.875% due 08/28/2012	1,000	761
7.000% due 02/01/2012	1,570	1,195
7.250% due 03/02/2011	1,575	1,242
8.000% due 11/01/2031	1,400	1,005
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	775	769
6.750% due 10/01/2037	2,700	2,520
Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,300	1,401
HSBC Holdings PLC
6.500% due 09/15/2037	400	381
KRATON Polymers LLC
8.125% due 01/15/2014	1,500	1,252
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	825	803
6.750% due 12/28/2017	1,950	1,879
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	2,325	2,447
10.375% due 10/15/2017 (b)	2,415	2,518
11.625% due 10/15/2017	4,050	4,070
Mirage Resorts, Inc.
7.250% due 08/01/2017	2,600	2,346
Morgan Stanley
5.950% due 12/28/2017	3,200	3,100
NSG Holdings LLC
7.750% due 12/15/2025	925	902
Petroplus Finance Ltd.
6.750% due 05/01/2014	375	344
7.000% due 05/01/2017	375	337
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	2,200	1,898
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,300	1,174
SLM Corp.
3.491% due 07/26/2010	400	315
3.541% due 07/25/2008	650	639
Tenneco, Inc.
8.125% due 11/15/2015	1,300	1,297
8.625% due 11/15/2014	225	222
10.250% due 07/15/2013	157	167
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	434
7.500% due 07/18/2016	1,000	931
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	674
UBS AG
5.875% due 12/20/2017	1,000	1,025
UBS Preferred Funding Trust V
6.243% due 05/29/2049	550	461
Universal City Development Partners
11.750% due 04/01/2010	525	541
Universal City Florida Holding Co. I
7.989% due 05/01/2010	175	171
8.375% due 05/01/2010	1,425	1,404
Ventas Realty LP
6.750% due 04/01/2017	250	246
7.125% due 06/01/2015	500	499
9.000% due 05/01/2012	500	529
Wachovia Corp.
7.980% due 02/28/2049	6,800	6,702
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,025

		77,944

Industrials 39.8%
Actuant Corp.
6.875% due 06/15/2017	1,000	993
Allied Waste North America, Inc.
7.250% due 03/15/2015	2,025	2,033
Allison Transmission, Inc.
11.000% due 11/01/2015	375	328
11.250% due 11/01/2015 (b)	875	739
American Stores Co.
8.000% due 06/01/2026	800	814
AmeriGas Partners LP
7.125% due 05/20/2016	1,730	1,704
7.250% due 05/20/2015	1,150	1,138
ARAMARK Corp.
8.500% due 02/01/2015	3,575	3,602
Arco Chemical Co.
10.250% due 11/01/2010	50	51
ArvinMeritor, Inc.
8.125% due 09/15/2015	1,625	1,332
8.750% due 03/01/2012	1,825	1,679
Berry Plastics Holding Corp.
8.875% due 09/15/2014	2,225	1,952
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	2,850	1,917
Buhrmann U.S., Inc.
7.875% due 03/01/2015	1,300	1,222
8.250% due 07/01/2014	1,000	945
C8 Capital SPV Ltd.
6.640% due 12/29/2049	1,500	1,389
Cascades, Inc.
7.250% due 02/15/2013	1,425	1,265
CCO Holdings LLC
8.750% due 11/15/2013	4,600	3,956
Celestica, Inc.
7.875% due 07/01/2011	2,300	2,271
Chart Industries, Inc.
9.125% due 10/15/2015	425	419
Charter Communications Operating LLC
8.375% due 04/30/2014	100	90
Chemtura Corp.
6.875% due 06/01/2016	1,750	1,566
Chesapeake Energy Corp.
6.875% due 01/15/2016	475	473
7.000% due 08/15/2014	750	756
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	1,314	1,150
Citic Resources Finance Ltd.
6.750% due 05/15/2014	225	203
Community Health Systems, Inc.
8.875% due 07/15/2015	3,900	3,934
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	450	459
7.750% due 05/15/2017	865	882
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)	627	628
7.373% due 06/15/2017	230	208
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,000	865
Crown Americas LLC & Crown Americas Capital Corp.
7.750% due 11/15/2015	1,350	1,394
CSC Holdings, Inc.
6.750% due 04/15/2012	1,275	1,237
7.625% due 04/01/2011	1,475	1,466
7.625% due 07/15/2018	1,725	1,583
DaVita, Inc.
7.250% due 03/15/2015	1,770	1,735
Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,850	1,674
7.625% due 10/15/2026	325	277
7.750% due 06/01/2019	1,425	1,340
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,250	1,252
EchoStar DBS Corp.
6.625% due 10/01/2014	1,000	912
7.125% due 02/01/2016	3,355	3,145
El Paso Corp.
7.000% due 06/15/2017	2,650	2,740
7.800% due 08/01/2031	750	774
8.050% due 10/15/2030	1,500	1,575
Enterprise Products Operating LP
8.375% due 08/01/2066	950	926
Ferrellgas Partners LP
8.870% due 08/01/2009 (j)	1,200	1,282
First Data Corp.
9.875% due 09/24/2015	4,450	3,666
Ford Motor Co.
9.215% due 09/15/2021	200	158
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	755	798
8.375% due 04/01/2017	2,675	2,846
Freescale Semiconductor, Inc.
6.675% due 12/15/2014	500	348
8.875% due 12/15/2014	1,850	1,457
9.125% due 12/15/2014 (b)	2,075	1,525
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,750	1,824
General Motors Corp.
7.400% due 09/01/2025	50	34
7.700% due 04/15/2016	2,675	1,959
8.250% due 07/15/2023	475	335
Georgia-Pacific LLC
7.000% due 01/15/2015	350	330
7.125% due 01/15/2017	1,500	1,395
7.375% due 12/01/2025	4,620	3,858
7.700% due 06/15/2015	400	378
8.000% due 01/15/2024	775	686
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	1,590	1,689
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	2,336	1,980
HCA, Inc.
6.750% due 07/15/2013	2,625	2,336
7.190% due 11/15/2015	175	149
9.250% due 11/15/2016	8,125	8,450
Hertz Corp.
8.875% due 01/01/2014	3,650	3,477
Ineos Group Holdings PLC
8.500% due 02/15/2016	2,725	2,132
Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,472
Intelsat Corp.
9.000% due 08/15/2014	1,100	1,114
9.000% due 06/15/2016	400	405
Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	875	886
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	900	911
8.625% due 01/15/2015	200	202
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	200	173
8.250% due 10/01/2012	225	204
JET Equipment Trust
7.630% due 08/15/2012 (a)	152	51
10.000% due 06/15/2012 (a)	519	451
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	1,000	1,038
Legrand France S.A.
8.500% due 02/15/2025	975	1,102
MGM Mirage
6.875% due 04/01/2016	330	290
7.500% due 06/01/2016	550	498
Nalco Co.
8.875% due 11/15/2013	1,300	1,342
New Albertson’s, Inc.
7.450% due 08/01/2029	3,250	3,009
Norampac Industries, Inc.
6.750% due 06/01/2013	875	751
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,500	1,462
Nortel Networks Ltd.
8.508% due 07/15/2011	1,075	927
10.125% due 07/15/2013	1,045	961
10.750% due 07/15/2016	400	368
Northwest Pipeline Corp.
7.125% due 12/01/2025	500	510
NPC International, Inc.
9.500% due 05/01/2014	1,550	1,410
OPTI Canada, Inc.
8.250% due 12/15/2014	1,130	1,124
Quebecor Media, Inc.
7.750% due 03/15/2016	2,450	2,248
Quiksilver, Inc.
6.875% due 04/15/2015	550	446
Qwest Communications International, Inc.
7.500% due 02/15/2014	1,372	1,297
Reynolds American, Inc.
7.750% due 06/01/2018	375	396
RH Donnelley Corp.
6.875% due 01/15/2013	250	154
8.875% due 01/15/2016	5,221	3,328
8.875% due 10/15/2017	2,775	1,748
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,487
Roseton
7.270% due 11/08/2010	730	730
Sanmina-SCI Corp.
8.125% due 03/01/2016	1,575	1,402
SemGroup LP
8.750% due 11/15/2015	3,075	2,829
Sensata Technologies BV
8.000% due 05/01/2014	2,175	1,925
Service Corp. International
7.375% due 10/01/2014	425	428
7.625% due 10/01/2018	225	227
Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	442
Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	110
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	615	520
Sonat, Inc.
7.000% due 02/01/2018	500	512
Station Casinos, Inc.
6.875% due 03/01/2016	1,050	617
7.750% due 08/15/2016	1,725	1,397
Suburban Propane Partners LP
6.875% due 12/15/2013	725	710
Sungard Data Systems, Inc.
9.125% due 08/15/2013	2,041	2,072
Superior Essex Communications LLC
9.000% due 04/15/2012	500	484
Tesoro Corp.
6.500% due 06/01/2017	675	608
TRW Automotive, Inc.
7.000% due 03/15/2014	1,800	1,670
7.250% due 03/15/2017	930	851
U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	84	0
United Airlines, Inc.
6.071% due 03/01/2013	123	121
6.201% due 09/01/2008	62	61
6.602% due 03/01/2015	139	139
Unity Media GmbH
10.375% due 02/15/2015	750	679
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	2,600	2,522
West Corp.
9.500% due 10/15/2014	1,150	1,035
11.000% due 10/15/2016	300	255
Williams Cos., Inc.
7.625% due 07/15/2019	825	885
Williams Partners LP
7.250% due 02/01/2017	425	429
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	1,290	1,248

		162,758

Utilities 12.1%
Cincinnati Bell, Inc.
7.000% due 02/15/2015	200	182
7.250% due 07/15/2013	1,575	1,555
Citizens Communications Co.
7.125% due 03/15/2019	2,700	2,376
7.450% due 07/01/2035	250	182
9.000% due 08/15/2031	1,375	1,210
Edison Mission Energy
7.200% due 05/15/2019	175	174
7.750% due 06/15/2016	965	999
Energy Future Holdings Corp.
10.875% due 11/01/2017	5,625	5,709
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	800	436
10.318% due 05/01/2013	1,000	525
Homer City Funding LLC
8.734% due 10/01/2026	727	778
Idearc, Inc.
8.000% due 11/15/2016	1,140	744
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,925	1,834
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,300	1,202
Midwest Generation LLC
8.560% due 01/02/2016	4,487	4,868
NGPL Pipe Co. LLC
7.119% due 12/15/2017	1,375	1,425
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,075
NRG Energy, Inc.
7.250% due 02/01/2014	850	842
7.375% due 02/01/2016	4,765	4,682
7.375% due 01/15/2017	50	49
PSEG Energy Holdings LLC
8.500% due 06/15/2011	2,850	3,030
Qwest Corp.
8.875% due 03/15/2012	2,475	2,537
Reliant Energy, Inc.
6.750% due 12/15/2014	3,175	3,246
7.625% due 06/15/2014	1,625	1,621
7.875% due 06/15/2017	1,000	1,000
Rural Cellular Corp.
9.875% due 02/01/2010	1,775	1,833
Sierra Pacific Resources
7.803% due 06/15/2012	625	660
Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,126	1,994
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,522
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	1,000	988
Virgin Media Finance PLC
9.125% due 08/15/2016	500	450

		49,728

Total Corporate Bonds & Notes (Cost $310,665)		290,430

CONVERTIBLE BONDS & NOTES 1.2%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	800	507
Chesapeake Energy Corp.
2.500% due 05/15/2037	375	474
2.750% due 11/15/2035	350	469
CMS Energy Corp.
2.875% due 12/01/2024	1,000	1,135
Deutsche Bank AG
0.000% due 07/14/2008	300	149
0.000% due 09/29/2008	275	138
0.000% due 10/24/2008	350	185
Nortel Networks Corp.
2.125% due 04/15/2014	1,000	626
Qwest Communications International, Inc.
3.500% due 11/15/2025	775	800
Ventas, Inc.
3.875% due 11/15/2011	300	333

Total Convertible Bonds & Notes (Cost $6,021)		4,816

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	25

Total Municipal Bonds & Notes (Cost $34)		25

U.S. GOVERNMENT AGENCIES 11.0%
Fannie Mae
5.500% due 04/01/2038	26,900	27,156
6.000% due 04/01/2038	14,500	14,856
Freddie Mac
5.500% due 04/01/2038	3,000	3,030

Total U.S. Government Agencies (Cost $44,553)		45,042

MORTGAGE-BACKED SECURITIES 0.1%
Countrywide Alternative Loan Trust
6.000% due 01/25/2037	260	210

Total Mortgage-Backed Securities (Cost $219)		210

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Bombardier, Inc.
7.250% due 11/15/2016 EUR	1,000	1,504
Lighthouse International Co. S.A.
8.000% due 04/30/2014	1,670	2,070
Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013	401	596
6.300% due 11/30/2014	484	724
8.250% due 05/01/2016	1,000	1,500
Royal Bank of Scotland Group PLC
10.280% due 04/06/2011 GBP	570	906
Sensata Technologies BV
8.883% due 10/27/2013 EUR	900	1,215
Societe General N.A.
6.999% due 12/29/2049	150	222
UBS Capital Ltd.
7.152% due 12/29/2049	600	836
UPC Broadband Holding BV
6.361% due 12/31/2014	942	1,264
UPC Holding BV
7.750% due 01/15/2014	600	844
8.625% due 01/15/2014	800	1,148
Virgin Media Finance PLC
8.750% due 04/15/2014	1,000	1,362

Total Foreign Currency-Denominated Issues (Cost $13,391)		14,191

	Shares
CONVERTIBLE PREFERRED STOCKS 1.1%
Bank of America Corp.
7.250% due 12/31/2049	2,400	2,479
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	589
5.000% due 12/31/2049	2,900	383
Citigroup, Inc.
6.500% due 12/31/2049	7,500	355
Fannie Mae
5.375% due 12/31/2049	1	67
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	3,300	465
General Motors Corp.
5.250% due 03/06/2032	12,000	196
Washington Mutual Capital Trust
5.375% due 05/03/2041	5,000	142

Total Convertible Preferred Stocks (Cost $4,433)		4,676

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.3%
Commercial Paper 12.5%
Barclays U.S. Funding Corp.
3.005% due 05/07/2008	$9,900	9,870
Danske Corp.
3.075% due 04/01/2008	7,700	7,700
DnB NOR Bank ASA
4.660% due 04/17/2008	12,500	12,474
Federal Home Loan Bank
1.500% due 04/01/2008	800	800
UBS Finance Delaware LLC
2.985% due 05/01/2008	8,600	8,579
Westpac Banking Corp.
3.070% due 05/06/2008	11,900	11,865

		51,288

Repurchase Agreements 0.5%
State Street Bank and Trust Co.
1.900% due 04/01/2008	2,119	2,119
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,165. Repurchase proceeds are $2,119.)

U.S. Treasury Bills 1.3%
1.322% due 05/29/2008 - 06/12/2008 (c)(d)	5,250	5,226

Total Short-Term Instruments (Cost $58,643)		58,633

Purchased Options (h) 4.5% (Cost $5,439)		18,485
Total Investments 113.3% (Cost $473,649)		$463,572
Written Options (i) (3.3%) (Premiums $5,199)		(13,690)
Other Assets and Liabilities (Net) (10.0%)		(41,062)

Net Assets (e) 100.0%		$408,820

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $4,728 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(e) As of March 31, 2008, portfolio securities with an aggregate value of $3,317 and derivative instruments with an aggregate depreciation of ($2,434) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Cash of $491 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	39	$(3)

(g) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%	06/20/2012	BOA	$200	$(20)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%	09/20/2012	MSC	500	(47)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%	09/20/2012	LEH	1,000	(29)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%	03/20/2013	BOA	500	11
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	BOA	900	(76)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	6.050%	03/20/2013	MSC	250	9
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012	MLP	400	(38)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012	LEH	1,000	(86)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	CSFB	2,000	(109)
Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%	12/20/2012	CITI	700	(17)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%	06/20/2012	BCLY	200	(40)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	DUB	1,800	(235)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	CITI	500	(55)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	CITI	1,000	(92)
GMAC LLC 6.875% due 08/28/2012	Sell	7.280%	06/20/2012	CITI	1,500	(215)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	12/20/2012	MLP	1,500	(255)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%	12/20/2012	MSC	1,500	(245)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%	06/20/2013	CITI	500	(1)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%	04/20/2008	HSBC	1,500	8
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	LEH	1,500	187
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	CITI	1,500	(257)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%	03/20/2013	CITI	2,900	21
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.850%	03/20/2013	CITI	100	3
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.420%	03/20/2013	LEH	1,000	(89)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%	12/20/2012	CITI	1,600	(140)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%	06/20/2012	MSC	425	(28)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%	09/20/2012	LEH	1,000	(389)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	03/20/2009	BCLY	1,000	(18)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009	BCLY	1,500	(10)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	1,000	28
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%	06/20/2012	BCLY	200	(15)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%	09/20/2012	CITI	1,000	(79)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.360%	01/20/2013	BCLY	1,500	(27)

						$(2,345)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	$600	$3
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	3,500	71
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	2,400	(262)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	1,800	(189)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	2,100	24
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	6,200	56
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	1,100	12
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	1,200	(5)

						$(290)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$21,300	$533
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		19,400	(301)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		4,200	164
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		300	0
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		1,800	3
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		3,000	71
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	25,000	8
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		33,000	11
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	34,100	(1,431)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		3,400	(124)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		26,500	(882)

							$(1,948)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate (2)	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Motorola, Inc.	3.581%	04/23/2008	MLP	10,100	$(8)
Receive	SandRidge Energy, Inc.	3.581%	04/23/2008	MLP	25,000	217

						$209

(2)	Represents floating rate as of March 31, 2008

(h) Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$52,000	$425	$1,942
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	51,000	495	1,203
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	120,000	1,068	3,515
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	33,300	364	975
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	64,200	644	1,515
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	70,000	528	2,907
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	59,100	564	1,394
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	60,000	416	2,491
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	86,800	935	2,543

							$5,439	$18,485

(i) Written options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$17,000	$396	$1,360
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	17,000	474	984
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	40,000	1,036	2,647
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	9,300	288	615
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	22,600	639	1,308
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	23,000	489	1,970
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	19,700	556	1,140
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	20,000	383	1,713
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	28,900	893	1,912

							$5,154	$13,649

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(3)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/20/2008	$200	$4	$4
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	0.500%	09/20/2008	200	4	3
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	1,000	18	19
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	1,000	19	15

							$45	$41

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(j) Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$584	$628	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,239	1,282	0.32%

				$1,823	$1,910	0.47%

(k) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	12,082	07/2008	$744	$0	$744
Sell		11,249	07/2008	77	(92)	(15)
Buy		3,953	12/2008	6	0	6
Sell		2,710	12/2008	37	0	37
Sell	EUR	9,046	04/2008	0	(174)	(174)
Sell	GBP	2,123	04/2008	0	(11)	(11)
Buy	INR	235,503	05/2008	52	0	52
Buy	KRW	3,396,552	05/2008	0	(209)	(209)
Buy		1,833,372	08/2008	0	(164)	(164)
Buy	MXN	21,060	07/2008	78	0	78
Sell		21,060	07/2008	0	(54)	(54)
Buy	MYR	9,295	08/2008	42	0	42
Buy	PHP	116,964	08/2008	0	(95)	(95)
Buy	RUB	35,438	07/2008	90	0	90
Buy		180,536	11/2008	205	0	205

				$1,331	$(799)	$532

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.4%
Bank of America N.A.
2.764% due 12/18/2008	$1,300	$1,297
CIT Group, Inc.
3.190% due 08/17/2009	300	252
Citigroup, Inc.
3.291% due 01/30/2009	600	595
Daimler Finance North America LLC
3.298% due 03/13/2009	400	395
Goldman Sachs Group, Inc.
3.325% due 02/06/2012	700	656
International Business Machines Corp.
5.700% due 09/14/2017	500	525
JPMorgan Chase Capital XX
6.550% due 09/29/2036	200	176
Lehman Brothers Holdings, Inc.
3.938% due 01/23/2009	1,400	1,344
U.S. Trade Funding Corp.
4.260% due 11/15/2014	616	655
Walt Disney Co.
3.090% due 09/10/2009	100	100
Wells Fargo & Co.
2.659% due 03/23/2010	400	394

Total Corporate Bonds & Notes (Cost $6,512)		6,389

MUNICIPAL BONDS & NOTES 0.7%
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	155
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	300	300
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	587
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	31

Total Municipal Bonds & Notes (Cost $1,070)		1,073

U.S. GOVERNMENT AGENCIES 38.2%
Fannie Mae
0.000% due 05/15/2030	1,000	333
2.666% due 07/25/2037	171	156
3.075% due 08/25/2021	18	17
3.225% due 08/25/2022	8	8
3.499% due 04/25/2032	26	26
3.525% due 04/25/2021	11	11
4.250% due 05/25/2037	52	42
4.500% due 08/25/2018 - 09/01/2035	695	675
5.000% due 11/01/2019 - 08/25/2033	717	684
5.375% due 02/25/2022 - 04/11/2022	1,350	1,391
5.500% due 09/25/2024 - 08/01/2037	11,761	11,859
5.800% due 02/09/2026	500	529
5.820% due 04/01/2026	953	975
6.080% due 09/01/2028	64	74
6.128% due 01/01/2033	32	32
6.210% due 08/06/2038	700	848
6.500% due 07/25/2031	620	645
Farmer Mac
7.316% due 07/25/2011	116	118
Federal Farm Credit Bank
5.050% due 03/28/2019	400	427
5.150% due 03/25/2020	250	267
Federal Home Loan Bank
5.000% due 12/21/2015	12,000	12,906
5.250% due 09/12/2014	1,400	1,532
6.000% due 02/12/2021	50	57
6.125% due 06/08/2018	80	93
Federal Housing Administration
6.896% due 07/01/2020	367	369
Financing Corp.
10.700% due 10/06/2017	650	989
Freddie Mac
3.048% due 02/15/2019	712	707
3.218% due 01/15/2033	85	83
3.575% due 02/15/2027	15	15
3.875% due 02/15/2021	19	19
4.000% due 06/15/2032	291	213
4.500% due 05/15/2025	1,000	959
5.000% due 03/18/2014 - 09/15/2035	2,000	1,909
5.400% due 03/17/2021	1,000	1,077
5.500% due 08/23/2017 - 06/15/2034	3,424	3,552
5.625% due 11/23/2035	900	939
5.722% due 10/25/2044	111	110
6.000% due 05/15/2036	3,348	3,301
7.000% due 07/15/2023 - 12/01/2031	58	62
8.250% due 06/01/2016	350	447
Ginnie Mae
5.500% due 01/20/2036	561	546
5.625% due 08/20/2030	12	13
6.000% due 08/20/2033	1,309	1,349
Overseas Private Investment Corp.
4.736% due 03/15/2022	385	384
Private Export Funding Corp.
5.000% due 12/15/2016	500	537
Small Business Administration
5.240% due 08/01/2023	685	703
5.290% due 12/01/2027	600	610
Tennessee Valley Authority
4.500% due 04/01/2018	700	723
4.875% due 01/15/2048	800	787
5.375% due 04/01/2056	1,000	1,063

Total U.S. Government Agencies (Cost $52,664)		55,171

U.S. TREASURY OBLIGATIONS 25.9%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	429	442
2.375% due 01/15/2025	338	368
U.S. Treasury Bonds
4.500% due 02/15/2036	540	558
4.750% due 02/15/2037	1,700	1,830
5.000% due 05/15/2037	9,700	10,856
6.250% due 08/15/2023	7,600	9,353
8.750% due 08/15/2020	300	441
U.S. Treasury Strips
0.000% due 08/15/2019	15,400	9,621
0.000% due 11/15/2026	7,700	3,283
0.000% due 02/15/2033	1,700	565

Total U.S. Treasury Obligations (Cost $35,932)		37,317

MORTGAGE-BACKED SECURITIES 11.5%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	365
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	799
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	595	570
4.488% due 02/25/2034	102	95
4.750% due 10/25/2035	768	723
4.760% due 01/25/2034	66	63
5.031% due 04/25/2033	440	428
5.299% due 04/25/2033	115	111
Countrywide Alternative Loan Trust
2.809% due 05/25/2035	149	118
5.500% due 10/25/2033	1,274	895
Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 03/25/2035	278	208
2.939% due 06/25/2035	2,321	2,046
CS First Boston Mortgage Securities Corp.
5.104% due 07/25/2033	101	97
6.985% due 11/25/2032	13	13
First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	120	116
First Republic Mortgage Loan Trust
3.168% due 11/15/2031	189	175
GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	97	78
GS Mortgage Securities Corp. II
3.170% due 03/06/2020	159	147
5.560% due 11/10/2039	5,000	4,962
Harborview Mortgage Loan Trust
2.729% due 04/19/2038	147	111
2.779% due 05/19/2035	116	92
5.219% due 07/19/2035	195	192
Impac CMB Trust
5.749% due 09/25/2034	573	545
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	600	597
MASTR Asset Securitization Trust
5.500% due 09/25/2033	406	390
Residential Accredit Loans, Inc.
2.999% due 01/25/2033	36	32
2.999% due 03/25/2033	80	69
6.000% due 06/25/2036	269	238
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	67	64
Sequoia Mortgage Trust
2.886% due 07/20/2033	250	238
Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	354	269
Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	340	324
2.889% due 09/19/2032	263	240
2.979% due 10/19/2033	65	58
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	69	64
5.572% due 10/15/2048	300	298
WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	109	84
5.326% due 08/25/2046	656	458
5.572% due 10/25/2046	185	152
5.726% due 08/25/2042	9	9
Washington Mutual MSC Mortgage Pass-Through Certificates
6.662% due 05/25/2033	16	16
6.773% due 02/25/2031	13	13
7.000% due 02/25/2033	6	6
7.020% due 02/25/2033	9	9

Total Mortgage-Backed Securities (Cost $17,837)		16,577

ASSET-BACKED SECURITIES 3.9%
Argent Securities, Inc.
2.649% due 10/25/2036	234	229
Bear Stearns Asset-Backed Securities Trust
3.099% due 11/25/2042	230	205
Chase Credit Card Master Trust
2.988% due 09/15/2011	300	298
Chase Funding Mortgage Loan Asset-Backed Certificates
3.099% due 10/25/2031	11	10
Chase Issuance Trust
3.609% due 05/16/2011 (a)	400	400
Credit-Based Asset Servicing & Securitization LLC
2.689% due 12/25/2037	144	140
First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 03/25/2037	226	217
First USA Credit Card Master Trust
2.935% due 04/18/2011	1,400	1,398
Fremont Home Loan Trust
2.649% due 10/25/2036	501	495
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	736	684
Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	160	154
LA Arena Funding LLC
7.656% due 12/15/2026	83	80
MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	284	269
Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	144	137
Morgan Stanley ABS Capital I
2.719% due 02/25/2036	262	257
Renaissance Home Equity Loan Trust
3.039% due 08/25/2033	10	10
3.099% due 12/25/2033	65	61
SLM Student Loan Trust
3.321% due 10/27/2014	50	50
3.331% due 04/25/2017	287	286
3.441% due 04/25/2017	104	103
Specialty Underwriting & Residential Finance
2.939% due 01/25/2034	12	11
Structured Asset Securities Corp.
2.889% due 01/25/2033	22	19
Wells Fargo Home Equity Trust
2.649% due 01/25/2037	144	139

Total Asset-Backed Securities (Cost $5,816)		5,652

SHORT-TERM INSTRUMENTS 29.8%
Certificates of Deposit 0.2%
Wachovia Bank N.A.
2.668% due 10/03/2008	300	299

Commercial Paper 11.6%
Federal Home Loan Bank
1.500% due 04/01/2008	16,800	16,800

Repurchase Agreements 1.2%
State Street Bank and Trust Co.
1.900% due 04/01/2008	1,663	1,663
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,699. Repurchase proceeds are $1,663.)

U.S. Treasury Bills 16.8%
0.520% due 04/17/2008	24,200	24,194

Total Short-Term Instruments (Cost $42,957)		42,956

Purchased Options (f) 0.2% (Cost $80)		224
Total Investments 114.6% (Cost $162,868)		$165,359
Written Options (g) (0.2%) (Premiums $205)		(321)
Other Assets and Liabilities (Net) (14.4%)		(20,694)

Net Assets (c) 100.0%		$144,344

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Principal amount of security is adjusted for inflation.

(c) As of March 31, 2008, portfolio securities with an aggregate value of $1,423 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Cash of $890 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	76	$260
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	262	(88)

				$172

(e) Swap agreements outstanding on March 31, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	$200	$1
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	1,200	44
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	19,100	909
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC	300	8
Pay	3-Month USD-LIBOR	5.000%	06/18/2023	MLP	4,700	329
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB	800	11
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	MSC	3,200	277

						$1,579

(f) Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$1,000	$12	$17
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,600	8	66
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,700	6	70
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,200	28	41
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,400	26	30

							$80	$224

(g) Written options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$15
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	34
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	8	47
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	72
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	36	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	34
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	16	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	6	47
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,100	27	43
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	800	24	29

							$205	$321

(h) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	04/01/2038	$4,747	$4,772	$4,863

See Accompanying Notes

Schedule of Investments

Low Duration Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
6.800% due 08/03/2012		$4,988	$4,149

Total Bank Loan Obligations (Cost $4,761)			4,149

CORPORATE BONDS & NOTES 30.9%
Banking & Finance 23.4%
AIG-Fp Matched Funding Corp.
2.800% due 06/16/2008		1,700	1,694
Allstate Life Global Funding Trusts
2.639% due 03/23/2009		800	799
American Express Bank FSB
2.596% due 10/20/2009		2,100	2,086
2.659% due 06/22/2009		1,300	1,269
2.828% due 10/16/2008		2,000	1,995
American Express Centurion Bank
2.955% due 06/12/2009		1,900	1,894
2.978% due 11/16/2009		1,400	1,370
3.075% due 05/07/2008		1,400	1,400
American Express Credit Corp.
3.118% due 11/09/2009		1,100	1,077
American International Group, Inc.
2.599% due 06/23/2008		600	597
2.868% due 06/16/2009		5,200	5,200
ANZ National International Ltd.
3.168% due 08/07/2009		1,500	1,497
Bank of America Corp.
3.155% due 11/06/2009		900	894
8.000% due 12/29/2049		30,700	30,799
Bank of America N.A.
3.089% due 02/27/2009		700	699
Bank of Ireland
2.589% due 12/19/2008		3,100	3,098
2.814% due 12/18/2009		1,120	1,117
Bank of New York Mellon Corp.
3.495% due 02/05/2010		8,700	8,705
Bank of Scotland PLC
4.037% due 07/17/2009		2,200	2,200
Bear Stearns Cos., Inc.
2.786% due 03/30/2009		2,900	2,757
3.160% due 08/21/2009		4,700	4,448
3.190% due 05/18/2010		2,400	2,233
3.456% due 04/29/2008		3,400	3,385
4.325% due 07/16/2009		1,300	1,256
Calabash Re Ltd.
11.200% due 01/08/2010		1,400	1,421
13.700% due 01/08/2010		1,900	1,960
Capital One Financial Corp.
3.270% due 09/10/2009		13,700	12,416
Caterpillar Financial Services Corp.
3.060% due 03/10/2009		6,400	6,388
3.130% due 05/18/2009		5,480	5,459
CIT Group, Inc.
2.729% due 12/19/2008		400	361
3.100% due 06/08/2009		7,700	6,379
3.190% due 08/17/2009		2,200	1,849
3.215% due 08/15/2008		10,300	9,509
3.302% due 05/23/2008		4,600	4,508
Citigroup Funding, Inc.
2.606% due 06/26/2009		1,400	1,380
Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009		1,800	1,778
Citigroup, Inc.
2.695% due 12/26/2008		100	100
2.701% due 12/28/2009		4,000	3,918
3.291% due 01/30/2009		1,400	1,388
Countrywide Financial Corp.
4.786% due 01/05/2009		10,000	9,362
Credit Agricole S.A.
3.090% due 05/28/2009		1,500	1,502
3.140% due 05/28/2010		1,700	1,701
Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049		14,600	14,899
DnB NOR Bank ASA
4.447% due 10/13/2009		8,400	8,411
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		1,100	1,048
7.375% due 10/28/2009		1,400	1,277
7.375% due 02/01/2011		100	84
General Electric Capital Corp.
3.135% due 08/15/2011		5,500	5,378
3.689% due 02/01/2011		8,700	8,638
3.964% due 01/20/2010		1,400	1,391
4.686% due 01/05/2009		2,500	2,498
4.706% due 10/06/2010		2,100	2,066
4.820% due 01/08/2016		300	274
GMAC LLC
3.749% due 09/23/2008		1,100	1,038
6.000% due 12/15/2011		300	225
Goldman Sachs Group, Inc.
2.639% due 12/23/2008		400	398
2.689% due 12/22/2008		2,100	2,085
2.746% due 03/30/2009		2,900	2,872
3.150% due 11/16/2009		600	593
3.406% due 07/29/2008		1,700	1,696
4.178% due 07/23/2009		1,300	1,289
HSBC Bank USA N.A.
3.130% due 06/10/2009		1,400	1,396
HSBC Finance Corp.
2.930% due 09/15/2008		500	495
3.154% due 12/05/2008		1,300	1,292
3.346% due 05/10/2010		2,200	2,032
ICICI Bank Ltd.
4.917% due 01/12/2010		2,300	2,202
John Deere Capital Corp.
4.308% due 04/15/2008		1,200	1,201
4.308% due 07/15/2008		1,400	1,400
JPMorgan Chase & Co.
4.919% due 10/02/2009		3,500	3,463
Keycorp
4.700% due 05/21/2009		5,940	5,980
Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008		400	389
2.728% due 11/24/2008		1,000	975
2.788% due 04/03/2009		1,700	1,621
2.809% due 12/23/2010		900	768
3.170% due 08/21/2009		1,600	1,533
3.170% due 11/16/2009		5,200	4,964
4.171% due 07/18/2011		1,000	889
5.625% due 01/24/2013		1,700	1,655
Longpoint Re Ltd.
8.050% due 05/08/2010		700	710
Merrill Lynch & Co., Inc.
2.900% due 06/16/2008		6,000	5,991
3.138% due 12/04/2009		1,400	1,365
3.178% due 05/08/2009		1,700	1,672
Metropolitan Life Global Funding I
3.110% due 05/17/2010		3,200	3,135
Morgan Stanley
3.206% due 02/09/2009		1,100	1,088
3.212% due 05/07/2009		2,800	2,754
4.134% due 01/22/2009		3,700	3,633
4.201% due 01/18/2011		5,000	4,672
Mystic Re Ltd.
9.390% due 12/05/2008		1,800	1,785
National Australia Bank Ltd.
2.979% due 09/11/2009		1,400	1,399
3.578% due 02/08/2010		16,800	16,808
PNC Bank N.A.
3.689% due 02/01/2010		10,000	9,986
Pricoa Global Funding I
3.156% due 06/03/2008		3,000	3,002
3.294% due 07/27/2009		3,700	3,669
Residential Capital LLC
6.178% due 05/22/2009		2,000	1,150
Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010		300	307
Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008		2,800	2,793
3.024% due 11/20/2008		700	698
SLM Corp.
3.471% due 07/27/2009		900	757
3.491% due 07/26/2010		700	552
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		1,700	1,698
VTB Capital S.A.
3.839% due 08/01/2008		1,300	1,287
Wachovia Bank N.A.
3.152% due 05/25/2010		6,000	5,792
Wachovia Corp.
4.388% due 10/15/2011		1,100	1,019
7.980% due 02/28/2049		14,800	14,586
Wells Fargo & Co.
2.900% due 09/15/2009		900	877
3.674% due 01/29/2010		6,500	6,470
Westpac Banking Corp.
3.040% due 06/06/2008		900	900
World Savings Bank FSB
3.168% due 05/08/2009		7,100	7,112

			349,930

Industrials 4.0%
Amgen, Inc.
3.170% due 11/28/2008		3,600	3,597
Anadarko Petroleum Corp.
3.200% due 09/15/2009		2,200	2,159
BP AMI Leasing, Inc.
2.616% due 06/26/2009		3,700	3,703
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	217
Comcast Corp.
4.677% due 07/14/2009		20,310	19,770
CSC Holdings, Inc.
7.250% due 07/15/2008		3,500	3,509
Daimler Finance North America LLC
3.218% due 03/13/2009		1,600	1,581
Diageo Capital PLC
3.196% due 11/10/2008		2,600	2,593
General Electric Co.
3.030% due 12/09/2008		2,600	2,601
Home Depot, Inc.
2.925% due 12/16/2009		6,200	5,915
Kimberly-Clark Corp.
3.344% due 07/30/2010		3,100	3,090
Time Warner, Inc.
3.300% due 11/13/2009		1,800	1,724
Transocean, Inc.
3.214% due 09/05/2008		1,300	1,294
Wal-Mart Stores, Inc.
2.700% due 06/16/2008		3,300	3,300
Walt Disney Co.
4.125% due 07/16/2010		5,200	5,151

			60,204

Utilities 3.5%
AT&T, Inc.
3.155% due 05/15/2008		5,900	5,902
BellSouth Corp.
3.165% due 08/15/2008		5,900	5,893
Deutsche Telekom International Finance BV
2.779% due 03/23/2009		8,900	8,788
NiSource Finance Corp.
3.662% due 11/23/2009		6,600	6,409
Progress Energy, Inc.
4.708% due 01/15/2010		1,600	1,595
Public Service Electric & Gas Co.
3.776% due 03/12/2010		7,000	6,995
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		5,670	5,684
7.000% due 08/03/2009		4,100	4,100
Telecom Italia Capital S.A.
4.561% due 07/18/2011		1,800	1,608
Telefonica Emisones SAU
2.842% due 06/19/2009		1,700	1,656
Verizon Communications, Inc.
2.748% due 04/03/2009		3,800	3,765

			52,395

Total Corporate Bonds & Notes (Cost $470,993)			462,529

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.546% due 07/07/2008		3,000	2,980

Total Commodity Index-Linked Notes (Cost $3,000)			2,980

U.S. GOVERNMENT AGENCIES 22.3%
Fannie Mae
2.666% due 12/25/2036 - 07/25/2037		3,738	3,459
2.719% due 03/25/2034		100	96
2.799% due 10/27/2037		14,100	13,357
2.949% due 09/25/2042 - 03/25/2044		1,338	1,326
2.999% due 05/25/2031 - 11/25/2032		3,136	3,061
4.500% due 06/25/2043		1,013	1,012
4.504% due 05/01/2035		488	489
4.512% due 09/01/2035		1,116	1,127
4.552% due 11/01/2035		1,298	1,303
4.559% due 05/01/2035		633	639
4.627% due 08/01/2035		3,111	3,148
4.642% due 07/01/2035		452	457
5.000% due 12/25/2016 - 01/01/2038		68,003	68,779
5.039% due 03/01/2035		217	223
5.500% due 12/01/2009 - 04/01/2038		69,535	70,938
5.709% due 07/01/2034		163	165
5.722% due 07/01/2042 - 06/01/2043		1,178	1,171
5.772% due 09/01/2041		546	540
5.922% due 09/01/2040		5	5
5.973% due 09/01/2034		68	69
6.000% due 08/01/2016 - 12/01/2037		65,013	66,676
6.089% due 12/01/2036		72	73
6.442% due 11/01/2035		298	307
6.500% due 09/01/2037 - 12/25/2042		6,719	6,966
Federal Housing Administration
7.430% due 10/01/2020		8	8
Freddie Mac
2.639% due 12/25/2036		4,257	4,197
2.859% due 08/25/2031		363	357
2.968% due 07/15/2019 - 10/15/2020		32,350	31,300
3.048% due 02/15/2019		13,520	13,436
3.118% due 05/15/2036		1,021	985
3.168% due 12/15/2030		463	453
3.218% due 06/15/2018		161	159
4.701% due 06/01/2035		1,934	1,967
4.909% due 07/01/2035		857	872
5.000% due 10/01/2018 - 12/15/2026		3,359	3,383
5.500% due 08/15/2030 - 11/01/2037		6,800	6,874
5.722% due 02/25/2045		713	691
6.000% due 09/01/2016 - 10/01/2037		22,763	23,368
6.500% due 07/25/2043		145	150

Total U.S. Government Agencies (Cost $330,787)			333,586

MORTGAGE-BACKED SECURITIES 11.9%
Adjustable Rate Mortgage Trust
5.133% due 09/25/2035		1,893	1,840
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,353	1,221
4.390% due 02/25/2045		491	448
Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036		155	155
Banc of America Funding Corp.
4.113% due 05/25/2035		7,098	6,746
6.142% due 01/20/2047		1,477	1,282
Banc of America Mortgage Securities, Inc.
4.143% due 10/25/2033		804	798
4.362% due 05/25/2033		2,224	2,177
5.642% due 07/25/2034		1,480	1,439
6.500% due 10/25/2031		73	71
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		29,842	28,531
4.550% due 08/25/2035		7,605	7,258
4.750% due 10/25/2035		2,254	2,176
4.760% due 01/25/2034		110	105
4.958% due 01/25/2035		1,355	1,274
5.031% due 04/25/2033		25	24
5.072% due 11/25/2034		3,052	2,965
5.437% due 04/25/2033		49	45
5.696% due 07/25/2034		1,233	1,216
6.764% due 02/25/2033		5	5
Bear Stearns Alt-A Trust
2.759% due 02/25/2034		1,169	921
4.995% due 12/25/2033		1,497	1,444
5.371% due 05/25/2035		796	689
5.706% due 09/25/2035		721	593
Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037		2,454	2,149
Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037		4,537	4,310
5.681% due 01/26/2036		2,188	1,852
5.783% due 12/26/2046		1,205	999
Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035		2,826	2,675
4.900% due 12/25/2035		598	570
Countrywide Alternative Loan Trust
2.779% due 05/25/2047		1,099	834
2.879% due 02/25/2037		5,416	4,260
4.500% due 06/25/2035		1,558	1,544
6.000% due 10/25/2033		80	78
6.500% due 06/25/2033		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035		3,378	3,275
4.800% due 11/25/2034		1,933	1,815
5.250% due 02/20/2036		1,051	852
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		496	494
5.104% due 07/25/2033		17,538	17,289
5.215% due 03/25/2032		4	4
First Horizon Alternative Mortgage Securities
5.297% due 09/25/2034		3,270	3,196
First Horizon Asset Securities, Inc.
5.370% due 08/25/2035		1,067	1,004
GMAC Mortgage Corp. Loan Trust
5.013% due 11/19/2035		655	627
Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046		1,250	1,126
2.679% due 01/25/2047		1,424	1,353
Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033		1,610	1,544
GS Mortgage Securities Corp. II
3.170% due 03/06/2020		1,904	1,760
GSR Mortgage Loan Trust
4.539% due 09/25/2035		2,998	2,827
6.000% due 03/25/2032		2	2
Harborview Mortgage Loan Trust
2.779% due 05/19/2035		262	206
3.938% due 06/19/2034		11,200	10,984
5.137% due 07/19/2035		1,571	1,503
Impac CMB Trust
4.135% due 07/25/2033		518	486
Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034		733	669
JPMorgan Mortgage Trust
5.023% due 02/25/2035		1,138	1,036
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		677	676
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021		249	235
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		1,695	1,674
MASTR Asset Securitization Trust
5.500% due 09/25/2033		74	71
Mellon Residential Funding Corp.
3.601% due 06/15/2030		465	442
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036		698	561
MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035		538	466
3.599% due 10/25/2035		366	317
4.250% due 10/25/2035		1,946	1,878
6.944% due 01/25/2029		81	79
Morgan Stanley Capital I
2.878% due 10/15/2020		1,809	1,683
Prime Mortgage Trust
2.999% due 02/25/2019		16	16
2.999% due 02/25/2034		59	54
Residential Funding Mortgage Securities I
5.212% due 09/25/2035		2,006	1,697
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		218	207
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		887	846
5.317% due 08/25/2034		1,124	1,043
5.359% due 01/25/2035		2,181	2,083
5.540% due 08/25/2035		637	537
5.726% due 01/25/2035		569	539
Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047		3,065	2,912
2.809% due 07/19/2035		1,521	1,263
2.879% due 02/25/2036		345	270
2.889% due 09/19/2032		13	12
Structured Asset Securities Corp.
5.463% due 10/25/2035		1,338	1,278
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046		1,164	1,104
2.719% due 09/25/2046		2,738	2,559
Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020		2,577	2,376
2.908% due 09/15/2021		3,431	3,225
WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045		322	257
2.889% due 10/25/2045		1,802	1,440
3.027% due 08/25/2033		3,000	3,000
5.056% due 01/25/2047		706	581
5.220% due 02/27/2034		64	61
5.526% due 11/25/2042		170	162
5.718% due 05/25/2041		126	118
5.726% due 06/25/2042		122	111
5.726% due 08/25/2042		405	373
5.826% due 09/25/2046		968	797
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		2,504	2,353
4.950% due 03/25/2036		1,330	1,268
4.996% due 12/25/2034		1,879	1,769

Total Mortgage-Backed Securities (Cost $185,972)			177,142

ASSET-BACKED SECURITIES 13.6%
Accredited Mortgage Loan Trust
2.639% due 09/25/2036		1,472	1,445
ACE Securities Corp.
2.659% due 10/25/2036		1,240	1,178
Amortizing Residential Collateral Trust
2.889% due 07/25/2032		13	11
Argent Securities, Inc.
2.649% due 09/25/2036		348	341
2.659% due 05/25/2036		119	118
Asset-Backed Funding Certificates
2.659% due 10/25/2036		989	960
2.659% due 01/25/2037		786	736
Asset-Backed Securities Corp. Home Equity
2.649% due 12/25/2036		1,319	1,268
2.874% due 09/25/2034		286	254
4.468% due 03/15/2032		294	253
Atrium CDO Corp.
3.736% due 06/27/2015		6,205	6,008
BA Credit Card
3.521% due 08/15/2011		13,400	13,397
BA Credit Card Trust
3.890% due 04/15/2013		2,000	1,980
Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034		11	11
3.599% due 10/25/2037		5,071	4,570
Carrington Mortgage Loan Trust
2.699% due 06/25/2037		2,303	2,174
2.849% due 06/25/2035		808	796
Chase Credit Card Master Trust
2.928% due 02/15/2011		2,300	2,291
4.118% due 07/15/2010		2,400	2,401
Chase Issuance Trust
3.609% due 05/16/2011 (a)		14,800	14,800
CIT Group Home Equity Loan Trust
2.869% due 06/25/2033		2	2
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,500	2,500
3.770% due 05/18/2011		11,800	11,809
Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036		291	287
2.659% due 05/25/2037		16,048	15,258
2.699% due 10/25/2036		7,100	6,435
Countrywide Asset-Backed Certificates
2.649% due 01/25/2037		656	649
2.649% due 05/25/2037		10,019	9,682
2.649% due 12/25/2046		298	290
2.649% due 03/25/2047		670	656
2.669% due 06/25/2037		1,039	1,009
2.679% due 06/25/2037		876	818
2.709% due 10/25/2046		775	750
2.779% due 09/25/2036		8,245	7,712
2.859% due 05/25/2036		4,560	4,454
3.079% due 12/25/2031		62	55
Credit-Based Asset Servicing & Securitization LLC
2.659% due 03/25/2036		2	2
2.659% due 11/25/2036		984	941
CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		13	11
Daimler Chrysler Auto Trust
3.908% due 10/08/2010		5,600	5,585
Equity One Asset-Backed Securities, Inc.
3.159% due 11/25/2032		16	15
First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036		1,571	1,422
First USA Credit Card Master Trust
2.935% due 04/18/2011		4,400	4,395
Ford Credit Auto Owner Trust
3.418% due 07/15/2010		4,100	4,087
5.292% due 10/15/2008		1,424	1,427
Fremont Home Loan Trust
2.659% due 01/25/2037		871	792
2.669% due 02/25/2037		515	504
GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036		417	403
GSAMP Trust
2.669% due 12/25/2036		1,255	1,205
2.889% due 03/25/2034		141	138
GSR Mortgage Loan Trust
2.699% due 11/25/2030		46	45
HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036		644	622
2.826% due 01/20/2034		2,192	1,780
2.886% due 09/20/2033		176	168
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		669	622
Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037		642	616
JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036		426	412
2.659% due 04/01/2037		1,755	1,620
Lehman XS Trust
2.669% due 05/25/2046		304	289
2.679% due 11/25/2046		1,940	1,838
2.719% due 11/25/2036		1,297	1,243
Long Beach Mortgage Loan Trust
2.689% due 01/25/2046		23	23
2.879% due 10/25/2034		34	31
MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036		1,024	968
Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036		2,214	2,114
Morgan Stanley ABS Capital I
2.649% due 09/25/2036		3,437	3,271
2.659% due 05/25/2037		2,223	2,149
Nationstar Home Equity Loan Trust
2.719% due 04/25/2037		6,932	6,740
Newcastle Mortgage Securities Trust
2.669% due 03/25/2036		92	92
Option One Mortgage Loan Trust
2.649% due 01/25/2037		1,035	974
2.689% due 04/25/2037		7,887	7,461
Residential Asset Securities Corp.
2.639% due 08/25/2036		266	262
2.669% due 11/25/2036		949	905
Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037		2,195	2,024
Saxon Asset Securities Trust
2.659% due 10/25/2046		428	413
Securitized Asset-Backed Receivables LLC Trust
2.729% due 05/25/2037		2,076	1,946
SLM Student Loan Trust
3.311% due 04/25/2014		2,894	2,883
3.331% due 01/25/2016		188	187
3.331% due 10/25/2016		1,746	1,731
3.341% due 04/27/2015		233	233
3.470% due 01/26/2015		900	895
4.237% due 07/25/2013		2,900	2,902
4.487% due 10/25/2017		8,300	8,076
Soundview Home Equity Loan Trust
2.649% due 10/25/2036		527	510
2.659% due 11/25/2036		3,813	3,679
2.679% due 01/25/2037		3,527	3,368
2.729% due 03/25/2036		97	97
Structured Asset Securities Corp.
2.649% due 10/25/2036		1,259	1,220
Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034		42	41
Wells Fargo Home Equity Trust
2.649% due 01/25/2037		574	554

Total Asset-Backed Securities (Cost $210,130)			203,289

SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
3.166% due 06/01/2009		2,200	2,204
Korea Development Bank
4.842% due 04/03/2010		6,100	6,088

Total Sovereign Issues (Cost $8,300)			8,292

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,900	1,547
12.500% due 01/05/2022		900	559

Total Foreign Currency-Denominated Issues (Cost $2,042)			2,106

	Shares
CONVERTIBLE PREFERRED STOCKS 0.8%
Bank of America Corp.
7.250% due 12/31/2049		12,000	12,396

Total Convertible Preferred Stocks (Cost $12,000)			12,396

PREFERRED STOCKS 0.3%
DG Funding Trust
4.946% due 12/31/2049		420	4,378

Total Preferred Stocks (Cost $4,462)			4,378

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.7%
Certificates of Deposit 1.8%
Calyon Financial, Inc.
4.035% due 01/16/2009		$2,400	2,398
Dexia Credit Local S.A.
5.270% due 09/29/2008		8,900	8,895
Fortis Bank NY
2.622% due 04/28/2008		900	900
2.646% due 09/30/2008		1,800	1,775
5.265% due 06/30/2008		1,400	1,390
HSBC Bank USA N.A.
3.294% due 07/28/2008		3,100	3,103
Nordea Bank Finland PLC
3.028% due 05/28/2008		1,200	1,201
Nordea N.A., Inc.
3.046% due 04/09/2009		3,600	3,599
Societe Generale NY
3.074% due 06/30/2008		900	899
Unicredito Italiano NY
3.085% due 05/29/2008		2,200	2,201

			26,361

Commercial Paper 12.0%
DnB NOR Bank ASA
4.450% due 04/08/2008		35,100	35,070
Federal Home Loan Bank
1.500% due 04/01/2008		53,000	53,000
Skandinaviska Enskilda Banken AB
4.370% due 04/10/2008		5,100	5,094
Stadshypotek, Inc.
4.300% due 04/08/2008		40,000	39,967
UBS Finance Delaware LLC
2.940% due 06/05/2008		600	597
3.035% due 06/02/2008		5,300	5,275
3.070% due 04/23/2008		41,300	41,222

			180,225

Repurchase Agreements 4.4%
Deutsche Bank AG
1.200% due 04/01/2008		60,300	60,300
(Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $61,526. Repurchase proceeds are $60,302.)
Fixed Income Clearing Corp.
1.900% due 04/01/2008		5,677	5,677
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $5,793. Repurchase proceeds are $5,677.)

			65,977

U.S. Treasury Bills 0.5%
1.277% due 05/29/2008 - 06/12/2008 (b)(c)		7,750	7,712

Total Short-Term Instruments (Cost $280,322)			280,275

PURCHASED OPTIONS (g) 0.2% (Cost $1,240)			3,401
Total Investments 99.9% (Cost $1,514,009)			$1,494,523
Written Options (h) (0.2%) (Premiums $1,182)			(2,798)
Other Assets and Liabilities (Net) 0.3%			4,002

Net Assets (d) 100.0%			$1,495,727

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $7,215 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(d) As of March 31, 2008, portfolio securities with an aggregate value of $31,943 and derivative instruments with an aggregate depreciation of ($109) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Cash of $8,658 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,307	$23,613
90-Day Eurodollar December Futures	Long	12/2009	56	1
90-Day Eurodollar June Futures	Long	06/2008	649	4,048
90-Day Eurodollar June Futures	Long	06/2009	56	6
90-Day Eurodollar March Futures	Long	03/2009	925	4,747
90-Day Eurodollar September Futures	Long	09/2008	527	4,226
90-Day Eurodollar September Futures	Long	09/2009	352	1,475
U.S. Treasury 2-Year Note June Futures	Short	06/2008	166	(74)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	215	(272)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	120	255
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	175	(164)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	106	215
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	19
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,236	583
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	82	159
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	133	361
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	477	758

				$39,956

(f) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$700	$9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	4,000	(16)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	6,000	(36)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	200	(33)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	LEH	1,200	(161)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	600	(74)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	6.800%	09/20/2012	JPM	8,300	(792)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	3,000	29
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	700	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	400	(77)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	100	(19)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	200	(38)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	100	(19)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	200	(37)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	2,800	(257)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	2,100	(346)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	500	(122)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(233)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	900	(183)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	8,900	(43)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,800	(94)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	1,000	(5)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	500	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	4,000	(38)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	2,600	(155)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	3,800	(191)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	6,500	(118)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	4,000	(23)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	1,500	(167)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	1,000	(4)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	2,700	(17)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	1,000	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	4,000	(57)

						$(3,331)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$18,300	$920
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,093	(43)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,100	(109)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,100	(98)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	600	(52)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	8,500	79

						$454

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$6,400	$51
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BOA		24,000	609
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		42,700	196
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		10,700	(142)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		17,000	(156)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,100	(75)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,300	6
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(25)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		900	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,300	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,600	(88)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	16,300	28
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	2,400	(12)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		5,900	51
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	5,900	13
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		3,500	7
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		3,400	4
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		3,100	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		700	6
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		200	(4)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	62
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		6,000	(345)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	12,200	10
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,200	(61)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,700	(37)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(15)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,500	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,400	4
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,500	(9)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		34,500	(99)

							$(118)

(g) Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$16,400	$186	$274
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	44,000	209	1,818
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,200	18	215
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	50,900	448	660
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	35,100	379	434

							$1,240	$3,401

(h) Written options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$5,500	$176	$275
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	19,000	209	1,271
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,300	20	154
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	17,000	424	667
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	11,700	353	431

							$1,182	$2,798

(i) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2038	$1,000	$989	$990
Fannie Mae	6.000%	04/01/2038	14,000	14,125	14,343
Fannie Mae	6.500%	04/01/2038	7,000	7,164	7,251
Freddie Mac	5.500%	04/01/2038	7,000	6,861	7,069
Freddie Mac	6.000%	04/01/2038	21,000	21,164	21,535
U.S. Treasury Notes	3.125%	11/30/2009	8,500	8,701	8,831
U.S. Treasury Notes	3.250%	12/31/2009	32,900	33,740	34,184

				$92,744	$94,203

(2)	Market value includes $481 of interest payable on short sales.

(j) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,019	05/2008	$0	$(2)	$(2)
Buy	AUD	307	04/2008	2	0	2
Buy	BRL	44,884	12/2008	640	0	640
Buy	CLP	130,534	12/2008	25	0	25
Sell	EUR	369	04/2008	0	(7)	(7)
Buy	GBP	1,238	04/2008	0	(5)	(5)
Sell		15,525	04/2008	35	(60)	(25)
Buy	INR	302,178	05/2008	311	0	311
Buy		16,511	08/2008	0	(8)	(8)
Sell	JPY	32,972	04/2008	1	0	1
Buy		465,811	05/2008	56	(57)	(1)
Sell		738,483	05/2008	61	0	61
Buy	KRW	1,263,188	05/2008	0	(96)	(96)
Buy		3,188,498	08/2008	0	(157)	(157)
Buy	KWD	77	05/2008	9	0	9
Buy	MXN	40,470	07/2008	127	0	127
Sell		6,772	07/2008	0	(9)	(9)
Buy	MYR	6,017	05/2008	97	0	97
Buy	PHP	14,604	05/2008	31	0	31
Buy	PLN	11,325	07/2008	923	0	923
Sell		11,325	07/2008	0	(516)	(516)
Buy	RUB	104,143	07/2008	262	0	262
Sell		61,639	07/2008	0	(121)	(121)
Buy		36,489	11/2008	48	0	48
Buy	SAR	1,044	05/2008	0	(2)	(2)
Buy	SEK	5,098	06/2008	31	0	31
Buy	SGD	5,155	05/2008	300	0	300
Buy		2,415	11/2008	47	0	47
Buy	ZAR	1,460	07/2008	0	(38)	(38)
Buy		202	12/2008	0	(2)	(2)

				$3,006	$(1,080)	$1,926

See Accompanying Notes

Schedule of Investments

Money Market Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.0%
Banking & Finance 7.1%
American Express Centurion Bank
3.275% due 11/07/2008	$3,600	$3,600
American Honda Finance Corp.
4.200% due 07/14/2008	4,700	4,692
Citigroup, Inc.
3.625% due 02/09/2009	3,900	3,904
HSBC Finance Corp.
6.400% due 06/17/2008	3,500	3,510
John Deere Capital Corp.
2.779% due 09/25/2008	3,800	3,800
National Australia Bank Ltd.
3.076% due 12/01/2008	2,000	2,001
Royal Bank of Canada
3.118% due 09/09/2008	7,500	7,494

		29,001

Industrials 0.9%
International Business Machines Corp.
3.079% due 09/02/2008	3,800	3,800

Total Corporate Bonds & Notes (Cost $32,800)		32,801

SHORT-TERM INSTRUMENTS 91.4%
Certificates of Deposit 6.1%
Abbey National Treasury Services PLC
3.069% due 07/02/2008	600	600
ABN AMRO N.A. Finance
5.405% due 07/11/2008	5,500	5,500
Citibank New York N.A.
3.860% due 04/16/2008	4,000	4,001
Fortis Bank NY
2.481% due 05/20/2008	11,000	10,998
2.649% due 06/30/2008	3,800	3,796
Unicredito Italiano NY
3.085% due 05/29/2008	300	300

		25,195

Commercial Paper 82.6%
Alcon Capital Corp.
2.300% due 04/01/2008	12,000	12,000
ANZ National International Ltd.
3.080% due 05/05/2008	11,600	11,566
ASB Finance Ltd.
3.100% due 04/09/2008	7,500	7,495
Australia & New Zealand Banking Group Ltd.
3.100% due 04/18/2008	11,000	10,984
Bank of America Corp.
2.565% due 06/25/2008	12,000	11,927
Barclays U.S. Funding Corp.
3.765% due 04/18/2008	4,500	4,492
4.330% due 04/08/2008	7,000	6,994
BNP Paribas Finance, Inc.
2.514% due 06/19/2008	8,900	8,851
CBA (de) Finance
3.800% due 04/15/2008	4,000	3,994
Danske Corp.
2.790% due 04/14/2008	11,800	11,788
DnB NOR Bank ASA
3.120% due 04/15/2008	2,000	1,998
4.610% due 05/02/2008	10,000	9,960
Fannie Mae
2.410% due 10/31/2008	16,600	16,363
4.078% due 06/11/2008	6,200	6,150
Federal Home Loan Bank
2.790% due 04/23/2008	33,000	32,957
4.020% due 06/06/2008	7,000	6,948
Freddie Mac
2.436% due 12/26/2008	14,000	14,018
2.760% due 06/20/2008	30,000	29,816
HSBC Bank USA N.A.
2.760% due 07/07/2008	11,500	11,415
ING Funding LLC
3.100% due 05/01/2008	11,200	11,171
Lloyds TSB Bank PLC
2.690% due 06/10/2008	11,500	11,440
Nordea N.A., Inc.
2.760% due 04/15/2008	11,800	11,787
Rabobank USA Financial Corp.
2.590% due 04/01/2008	12,000	12,000
Royal Bank of Scotland Group PLC
3.050% due 04/28/2008	6,300	6,286
Skandinaviska Enskilda Banken AB
4.940% due 06/02/2008	6,500	6,445
Societe General N.A.
2.770% due 06/16/2008	11,800	11,731
Svenska Handelsbanken AB
2.990% due 05/12/2008	12,000	11,959
Toyota Motor Credit Corp.
4.560% due 06/06/2008	6,600	6,545
UBS Finance Delaware LLC
2.940% due 06/06/2008	7,500	7,460
3.825% due 04/14/2008	4,000	3,994
Unicredito Italiano SpA
2.800% due 05/14/2008	1,800	1,794
2.900% due 05/05/2008	6,300	6,283
3.125% due 05/02/2008	3,600	3,590
Westpac Trust Securities NZ Ltd.
4.490% due 04/07/2008	7,500	7,494

		339,695

Repurchase Agreements 2.7%
Deutsche Bank AG
1.200% due 04/01/2008	10,700	10,700
(Dated 03/31/2008. Collateralized by
U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $10,922. Repurchase proceeds are $10,700.)
State Street Bank and Trust Co.
1.900% due 04/01/2008	278	278
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $288. Repurchase proceeds are $278.)
		10,978

Total Short-Term Instruments (Cost $375,869)		375,868

Total Investments 99.4% (Cost $408,669)		$408,669
Other Assets and Liabilities (Net) 0.6%		2,393

Net Assets 100.0%		$411,062

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
4.446% due 12/20/2012		$75	$70
4.740% due 12/20/2012		810	752
4.835% due 12/20/2012		95	88

Total Bank Loan Obligations (Cost $980)			910

CORPORATE BONDS & NOTES 13.1%
Banking & Finance 10.4%
American Express Bank FSB
6.000% due 09/13/2017		2,400	2,346
American Express Centurion Bank
3.075% due 05/07/2008		500	500
6.000% due 09/13/2017		2,300	2,237
American Express Co.
7.000% due 03/19/2018		2,310	2,431
8.150% due 03/19/2038		660	734
American International Group, Inc.
2.599% due 06/23/2008		1,200	1,195
5.850% due 01/16/2018		1,300	1,279
Atlantic & Western Re Ltd.
10.979% due 01/09/2009		900	907
Bank of America Corp.
3.155% due 11/06/2009		900	894
3.220% due 02/17/2009		5,400	5,396
8.000% due 12/29/2049		1,500	1,505
Bank of America N.A.
2.764% due 12/18/2008		1,000	998
Bank of Ireland
2.589% due 12/19/2008		1,500	1,499
2.814% due 12/18/2009		1,000	998
Bank of Scotland PLC
2.818% due 07/17/2008		1,100	1,100
Barclays Bank PLC
5.450% due 09/12/2012		6,400	6,564
6.050% due 12/04/2017		2,300	2,249
7.434% due 09/29/2049		700	634
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		2,600	2,605
7.250% due 02/01/2018		2,000	2,072
C10 Capital SPV Ltd.
6.722% due 12/31/2049		500	464
Calabash Re Ltd.
13.700% due 01/08/2010		250	258
Charter One Bank N.A.
3.294% due 04/24/2009		8,400	8,351
Cigna Corp.
6.350% due 03/15/2018		2,000	2,035
CIT Group, Inc.
3.401% due 01/30/2009		4,600	4,004
Citigroup Capital XXI
8.300% due 12/21/2057		1,200	1,186
Citigroup Funding, Inc.
2.599% due 04/23/2009		5,700	5,631
Citigroup, Inc.
2.695% due 12/26/2008		2,900	2,896
2.701% due 12/28/2009		3,900	3,820
3.162% due 05/02/2008		1,000	1,000
3.291% due 01/30/2009		1,000	991
Commonwealth Bank of Australia
3.098% due 06/08/2009		400	400
Credit Agricole S.A.
3.090% due 05/28/2009		1,900	1,902
DnB NOR Bank ASA
4.447% due 10/13/2009		1,100	1,101
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,200	987
7.800% due 06/01/2012		100	83
Foundation Re II Ltd.
9.820% due 11/26/2010		800	817
General Electric Capital Corp.
2.941% due 12/12/2008		900	902
3.244% due 10/24/2008		800	799
3.274% due 10/26/2009		1,000	990
5.875% due 01/14/2038		2,000	1,934
GMAC LLC
6.750% due 12/01/2014		1,600	1,134
Goldman Sachs Group, Inc.
2.971% due 06/28/2010		4,700	4,582
6.750% due 10/01/2037		6,300	5,879
HSBC Finance Corp.
3.070% due 05/21/2008		1,200	1,201
3.954% due 10/21/2009		1,900	1,834
JPMorgan Chase & Co.
2.656% due 06/26/2009		6,200	6,160
Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008		300	293
7.000% due 09/27/2027		100	93
Longpoint Re Ltd.
8.050% due 05/08/2010		1,100	1,115
Merna Reinsurance Ltd.
3.346% due 07/07/2010 (l)		4,200	3,817
Merrill Lynch & Co., Inc.
3.888% due 10/23/2008		2,500	2,492
6.400% due 08/28/2017		2,400	2,374
Morgan Stanley
2.639% due 11/21/2008		1,000	994
Mystic Re Ltd.
12.090% due 12/05/2008		600	594
Phoenix Quake Ltd.
5.148% due 07/03/2008		500	500
Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008		2,000	2,000
Rabobank Nederland
4.278% due 01/15/2009		800	800
Rockies Express Pipeline LLC
4.250% due 08/20/2009		5,200	5,203
Royal Bank of Scotland Group PLC
3.944% due 07/21/2008		400	399
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,700	2,438
Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008		500	499
3.074% due 11/20/2009		2,700	2,672
UBS AG
5.875% due 12/20/2017		1,000	1,025
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		1,700	1,698
Vita Capital Ltd.
5.602% due 01/01/2010		300	293
Vita Capital III Ltd.
5.822% due 01/01/2012		700	676
VTB Capital S.A.
3.839% due 08/01/2008		1,700	1,683
Wachovia Bank N.A.
3.092% due 02/23/2009		2,700	2,684
3.146% due 12/02/2010		2,400	2,292
Wells Fargo & Co.
4.375% due 01/31/2013		1,600	1,594
Westpac Banking Corp.
3.040% due 06/06/2008		5,400	5,399
World Savings Bank FSB
2.592% due 06/20/2008		300	300
3.168% due 05/08/2009		300	301
3.201% due 03/02/2009		300	301

			144,013

Industrials 2.0%
America Movil SAB de C.V.
2.755% due 06/27/2008		5,500	5,459
C8 Capital SPV Ltd.
6.640% due 12/29/2049		500	463
EchoStar DBS Corp.
5.750% due 10/01/2008		500	499
7.000% due 10/01/2013		5,000	4,738
Kraft Foods, Inc.
6.000% due 02/11/2013		1,000	1,035
6.125% due 02/01/2018		1,000	1,002
Marriott International, Inc.
6.375% due 06/15/2017		5,000	4,975
Wal-Mart Stores, Inc.
2.700% due 06/16/2008		3,200	3,200
5.800% due 02/15/2018		1,500	1,576
Weyerhaeuser Co.
3.599% due 09/24/2009		2,600	2,564
Yum! Brands, Inc.
6.250% due 03/15/2018		2,000	2,015
			27,526
Utilities 0.7%
AT&T, Inc.
3.195% due 02/05/2010		2,800	2,775
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	101
Dominion Resources, Inc.
3.248% due 11/14/2008		300	299
Embarq Corp.
7.082% due 06/01/2016		300	285
Enel Finance International S.A.
5.700% due 01/15/2013		4,500	4,664
Exelon Corp.
4.900% due 06/15/2015		1,000	954
NiSource Finance Corp.
3.662% due 11/23/2009		800	777

			9,855

Total Corporate Bonds & Notes (Cost $183,804)			181,394

MUNICIPAL BONDS & NOTES 0.9%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	478
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	530
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		800	795
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013		130	110
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	827
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	490
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037		3,400	3,354
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		4,900	4,656
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,100	1,050

Total Municipal Bonds & Notes (Cost $12,888)			12,290

U.S. GOVERNMENT AGENCIES 58.2%
Fannie Mae
2.666% due 12/25/2036		431	414
2.749% due 08/25/2034		273	265
2.799% due 10/27/2037		5,900	5,589
2.949% due 05/25/2042		263	258
4.196% due 11/01/2034		5,030	5,080
4.579% due 07/01/2035		575	579
4.668% due 05/25/2035		2,900	2,920
4.669% due 01/01/2035		595	602
5.000% due 06/01/2036		1,934	1,916
5.500% due 03/01/2034 - 04/01/2038		216,481	218,799
5.722% due 06/01/2043 - 09/01/2044		2,506	2,492
5.723% due 03/01/2044		5,240	5,211
5.950% due 02/25/2044		817	835
6.000% due 09/01/2019 - 04/01/2038		94,064	96,441
6.500% due 04/01/2038		41,000	42,467
6.695% due 11/01/2024		16	17
Freddie Mac
2.859% due 08/25/2031		151	149
2.968% due 07/15/2019 - 10/15/2020		16,604	16,072
3.048% due 02/15/2019		1,245	1,237
3.168% due 12/15/2030		421	411
4.000% due 03/15/2023 - 10/15/2023		643	644
4.500% due 12/01/2021 - 06/01/2022		920	916
4.540% due 01/01/2034		516	522
5.000% due 02/15/2020 - 08/15/2020		8,570	8,831
5.500% due 05/15/2016 - 05/01/2037		33,776	34,197
5.516% due 08/01/2036		857	867
5.722% due 10/25/2044 - 02/25/2045		11,803	11,635
6.000% due 08/01/2036 - 11/01/2037		49,558	50,880
Ginnie Mae
5.500% due 04/15/2037		872	891
6.000% due 08/15/2036 - 07/15/2037		523	541
6.500% due 09/15/2037 - 12/15/2037		276,278	287,547
Small Business Administration
4.504% due 02/01/2014		1,326	1,298
4.880% due 11/01/2024		3,242	3,250
5.170% due 01/01/2028		1,610	1,625
5.902% due 02/10/2018		1,000	1,026

Total U.S. Government Agencies (Cost $797,494)			806,424

U.S. TREASURY OBLIGATIONS 95.8%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		46,905	48,016
1.625% due 01/15/2015		3,436	3,641
1.625% due 01/15/2018		29,489	30,929
1.750% due 01/15/2028		66,633	66,013
1.875% due 07/15/2015		116,739	125,887
2.000% due 04/15/2012		15,744	16,948
2.000% due 01/15/2014		94,488	102,269
2.000% due 07/15/2014		122,232	132,660
2.000% due 01/15/2016		17,056	18,472
2.000% due 01/15/2026		90,634	93,346
2.375% due 04/15/2011		34,866	37,462
2.375% due 01/15/2025		67,813	73,736
2.375% due 01/15/2027		55,918	60,990
2.500% due 07/15/2016		26,400	29,702
2.625% due 07/15/2017		10,310	11,738
3.000% due 07/15/2012		159,605	178,857
3.375% due 01/15/2012		8,104	9,120
3.375% due 04/15/2032		1,908	2,505
3.500% due 01/15/2011		29,418	32,543
3.625% due 04/15/2028		67,838	87,892
3.875% due 01/15/2009		16,383	16,990
3.875% due 04/15/2029		71,427	96,505
4.250% due 01/15/2010		47,736	51,787

Total U.S. Treasury Obligations (Cost $1,331,774)			1,328,008

MORTGAGE-BACKED SECURITIES 7.2%
American Home Mortgage Investment Trust
2.749% due 09/25/2035		42	42
Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036		299	299
Banc of America Funding Corp.
4.622% due 02/20/2036		3,008	2,882
6.142% due 01/20/2047		1,303	1,131
Banc of America Large Loan, Inc.
3.328% due 08/15/2029		5,123	4,928
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		164	163
BCAP LLC Trust
2.769% due 01/25/2037		1,429	1,008
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		3,490	3,339
4.550% due 08/25/2035		2,825	2,725
4.862% due 01/25/2035		7,721	7,484
Bear Stearns Alt-A Trust
5.706% due 09/25/2035		4,990	4,104
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		371	371
Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037		4,628	4,396
5.681% due 01/26/2036		4,650	3,936
Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021		10	10
Sequoia Mortgage Trust
2.909% due 10/19/2026		280	266
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		599	571
5.540% due 08/25/2035		463	390
5.726% due 01/25/2035		301	285
Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036		419	410
2.699% due 09/25/2047		1,135	1,078
2.789% due 06/25/2036		284	216
2.809% due 07/19/2035		3,059	2,529
2.889% due 10/19/2034		200	174
Structured Asset Securities Corp.
2.649% due 05/25/2036		40	38
5.463% due 10/25/2035		523	500
TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036		72	70
2.709% due 01/25/2037		687	654
Thornburg Mortgage Securities Trust
2.709% due 03/25/2046		82	81
2.709% due 11/25/2046		3,856	3,658
2.719% due 09/25/2046		2,054	1,919
Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034		202	202
WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045		460	372
2.889% due 08/25/2045		27	26
2.889% due 10/25/2045		2,832	2,262
5.056% due 01/25/2047		1,727	1,421
5.136% due 12/25/2046		223	173
5.326% due 02/25/2046		379	295
5.526% due 11/25/2042		71	68
5.572% due 07/25/2046		1,555	1,051
5.826% due 11/25/2046		239	198
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034		500	475
4.110% due 06/25/2035		194	193
4.733% due 07/25/2034		468	455

Total Mortgage-Backed Securities (Cost $107,324)			99,529

ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp.
2.649% due 07/25/2036		256	252
2.649% due 12/25/2036		240	230
Argent Securities, Inc.
2.649% due 10/25/2036		701	686
Asset-Backed Funding Certificates
2.659% due 11/25/2036		112	103
2.659% due 01/25/2037		2,829	2,650
2.949% due 06/25/2034		868	769
Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036		69	67
BA Credit Card Trust
3.890% due 04/15/2013		6,300	6,239
Bank One Issuance Trust
2.928% due 12/15/2010		600	600
Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036		110	103
2.689% due 04/25/2036		55	55
2.799% due 09/25/2034		49	49
2.929% due 10/25/2032		54	47
2.929% due 01/25/2036		75	73
3.049% due 03/25/2043		142	138
Bravo Mortgage Asset Trust
2.729% due 07/25/2036		519	510
Carrington Mortgage Loan Trust
2.649% due 01/25/2037		673	630
Chase Credit Card Master Trust
2.928% due 10/15/2010		500	500
2.928% due 02/15/2011		1,000	996
Chase Issuance Trust
2.828% due 12/15/2010		400	400
Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036		167	163
2.679% due 01/25/2037		1,476	1,410
Countrywide Asset-Backed Certificates
2.629% due 01/25/2046		625	612
2.649% due 01/25/2037		298	295
2.649% due 05/25/2037		3,417	3,303
2.659% due 09/25/2046		232	227
2.669% due 07/25/2036		34	34
2.669% due 06/25/2037		5,324	5,169
2.709% due 10/25/2046		612	592
3.265% due 07/25/2036		11	11
Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036		2,033	1,944
Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034		96	83
First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 07/25/2036		1,672	1,649
2.649% due 11/25/2036		1,636	1,481
2.649% due 12/25/2036		143	135
2.689% due 01/25/2036		30	30
2.849% due 04/25/2035		36	36
Ford Credit Auto Owner Trust
3.418% due 07/15/2010		5,500	5,482
Fremont Home Loan Trust
2.649% due 10/25/2036		100	99
2.659% due 01/25/2037		402	366
2.769% due 01/25/2036		39	39
GSAMP Trust
2.639% due 10/25/2046		149	143
2.669% due 10/25/2036		45	41
2.669% due 12/25/2036		837	803
2.889% due 03/25/2034		128	126
GSR Mortgage Loan Trust
2.699% due 11/25/2030		91	90
HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036		179	173
Home Equity Asset Trust
2.679% due 05/25/2036		62	62
HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036		193	178
2.649% due 12/25/2036		4,086	3,785
2.679% due 12/25/2035		61	61
Indymac Residential Asset-Backed Trust
2.649% due 11/25/2036		190	187
2.659% due 04/25/2037		1,926	1,849
JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036		119	116
2.649% due 07/25/2036		239	225
2.649% due 08/25/2036		639	618
2.649% due 10/25/2036		2,006	1,869
2.669% due 11/25/2036		135	129
2.699% due 07/25/2036		388	380
Lehman XS Trust
2.669% due 05/25/2046		228	216
2.679% due 04/25/2046		495	489
2.679% due 11/25/2046		786	745
Long Beach Mortgage Loan Trust
2.629% due 06/25/2036		19	18
2.639% due 11/25/2036		110	104
2.689% due 01/25/2046		19	19
2.779% due 08/25/2035		92	88
MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036		9	9
2.659% due 11/25/2036		1,707	1,614
2.739% due 02/25/2036		119	116
MBNA Credit Card Master Note Trust
2.918% due 12/15/2011		100	99
MBNA Master Credit Card Trust
4.402% due 09/15/2010		200	200
Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037		187	184
2.649% due 05/25/2037		423	416
2.669% due 08/25/2036		1,294	1,235
2.669% due 07/25/2037		478	458
2.719% due 02/25/2037		2,495	2,299
Morgan Stanley ABS Capital I
2.629% due 06/25/2036		18	18
2.639% due 06/25/2036		33	32
2.639% due 07/25/2036		1,624	1,591
2.639% due 10/25/2036		409	397
2.649% due 09/25/2036		387	369
2.649% due 10/25/2036		262	255
Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		101	96
Nationstar Home Equity Loan Trust
2.719% due 04/25/2037		1,618	1,573
Nelnet Student Loan Trust
3.341% due 01/26/2015		125	125
3.421% due 07/25/2016		117	117
Newcastle Mortgage Securities Trust
2.669% due 03/25/2036		23	23
Nomura Asset Acceptance Corp.
2.739% due 01/25/2036		126	119
Option One Mortgage Loan Trust
2.639% due 02/25/2037		44	42
2.649% due 07/25/2036		35	34
Park Place Securities, Inc.
2.859% due 09/25/2035		31	30
Renaissance Home Equity Loan Trust
2.979% due 12/25/2032		65	60
Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		128	123
Residential Asset Securities Corp.
2.639% due 06/25/2036		816	806
2.669% due 11/25/2036		1,201	1,144
Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		143	136
2.659% due 12/25/2036		1,510	1,371
SLM Student Loan Trust
3.321% due 07/25/2017		435	432
3.620% due 01/25/2017		1,500	1,473
Soundview Home Equity Loan Trust
2.649% due 10/25/2036		434	420
2.659% due 11/25/2036		322	311
2.699% due 10/25/2036		101	98
Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		60	59
2.644% due 11/25/2037		47	45
Structured Asset Investment Loan Trust
2.649% due 07/25/2036		82	78
Structured Asset Securities Corp.
2.649% due 10/25/2036		766	743
4.900% due 04/25/2035		1,238	1,145
Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034		21	21
Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		692	649
Wells Fargo Home Equity Trust
2.649% due 01/25/2037		622	600

Total Asset-Backed Securities (Cost $74,664)			71,936

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
10.000% due 01/23/2012		350	417
Export-Import Bank of Korea
4.901% due 10/04/2011		1,600	1,603

Total Sovereign Issues (Cost $1,950)			2,020

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	543	698
France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,705	2,879
General Electric Capital Corp.
5.500% due 09/15/2067		3,400	5,085
Green Valley Ltd.
8.376% due 01/10/2011		500	796
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		551	895
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	543,780	5,359
1.100% due 12/10/2016		941,880	9,439
1.200% due 06/10/2017		1,252,400	12,571
1.200% due 12/10/2017		150,750	1,511
Pylon Ltd.
6.117% due 12/29/2008	EUR	700	1,101
8.517% due 12/29/2008		1,100	1,745
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	706
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,892

Total Foreign Currency-Denominated Issues (Cost $42,423)			48,677

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Bank of America Corp.
7.250% due 12/31/2049		1,000	1,033

Total Convertible Preferred Stocks (Cost $1,000)			1,033

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.3%
Certificates of Deposit 2.7%
Abbey National Treasury Services PLC
3.069% due 07/02/2008		$5,900	5,883
Calyon Financial, Inc.
4.035% due 01/16/2009		1,800	1,799
Fortis Bank NY
2.649% due 06/30/2008		5,200	5,198
HSBC Bank USA N.A.
3.294% due 07/28/2008		1,100	1,101
Nordea Bank Finland PLC
3.028% due 05/28/2008		700	700
5.308% due 04/09/2009		2,300	2,299
Skandinaviska Enskilda Banken AB
3.050% due 08/21/2008		5,600	5,600
3.060% due 02/13/2009		5,400	5,399
Societe Generale NY
2.652% due 06/30/2008		5,600	5,591
Unicredito Italiano NY
3.085% due 05/29/2008		4,200	4,202

			37,772

Commercial Paper 12.5%
Barclays U.S. Funding Corp.
3.005% due 05/07/2008		28,600	28,514
DnB NOR Bank ASA
3.150% due 04/15/2008		4,900	4,894
4.450% due 04/08/2008		6,600	6,594
Federal Home Loan Bank
1.500% due 04/01/2008		6,200	6,200
Intesa Funding LLC
2.760% due 06/16/2008		38,100	37,877
Royal Bank of Scotland Group PLC
3.040% due 05/21/2008		800	797
3.170% due 04/28/2008		7,000	6,983
UBS Finance Delaware LLC
2.985% due 05/01/2008		3,800	3,791
3.020% due 04/04/2008		1,300	1,300
3.070% due 04/23/2008		33,800	33,737
Unicredito Italiano SpA
3.015% due 05/21/2008		9,700	9,659
3.080% due 04/30/2008		700	698
Westpac Banking Corp.
3.070% due 05/06/2008		33,100	33,001

			174,045

Repurchase Agreements 0.2%
Fixed Income Clearing Corp.
1.900% due 04/01/2008		3,198	3,198
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,263. Repurchase proceeds are $3,198.)

U.S. Treasury Bills 2.9%
1.242% due 05/29/2008 - 06/26/2008 (a)(c)(d)(e)		40,480	40,268

Total Short-Term Instruments (Cost $255,421)			255,283

Purchased Options (j) 0.3% (Cost $1,535)			4,347

Total Investments 202.8% (Cost $2,811,257)			$2,811,851

Written Options (k) (0.7%) (Premiums $5,807)			(9,707)

Other Assets and Liabilities (Net) (102.1%)			(1,415,475)

Net Assets (f) 100.0%			$1,386,669

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $13,181 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(d) Securities with an aggregate market value of $23,579 have been pledged as collateral for delayed-delivery securities on March 31, 2008.

(e) Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.

(f) As of March 31, 2008, portfolio securities with an aggregate value of $6,814 and derivative instruments with an aggregate depreciation of ($1,739) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowings outstanding during the period ended March 31, 2008 was $5,500 at a weighted average interest rate of 4.600%. On March 31, 2008, there were no open reverse repurchase agreements.

(h) Cash of $11,900 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	111	$179
90-Day Euribor December Futures	Long	12/2009	74	118
90-Day Euribor June Futures	Long	06/2008	39	(27)
90-Day Euribor June Futures	Long	06/2009	71	104
90-Day Euribor September Futures	Short	09/2008	77	(9)
90-Day Euribor September Futures	Long	09/2009	74	119
90-Day Eurodollar June Futures	Long	06/2009	254	958
90-Day Eurodollar September Futures	Long	09/2009	176	939
Euro-Bund 10-Year Bond June Futures	Short	06/2008	161	183
Japan Government 10-Year Bond June Futures	Long	06/2008	1	18
Japan Government 10-Year Bond June Futures	Short	06/2008	1	4
U.S. Treasury 2-Year Note June Futures	Short	06/2008	56	0
U.S. Treasury 5-Year Note June Futures	Long	06/2008	54	13
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,824	3,159
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	1,552	(882)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	274	55
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	550	289
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	90	153
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	56	83
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	208	179
United Kingdom Government 10-Year Bond June Futures	Long	06/2008	10	57

				$5,692

(i) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	CITI	$500	$(24)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	JPM	700	(34)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	GSC	700	3
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%)	03/20/2018	BNP	2,000	(100)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	CSFB	300	(15)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	CSFB	1,400	(68)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	CSFB	200	(9)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	CSFB	100	(3)
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.210%)	03/20/2018	MSC	2,000	(34)
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.960%)	06/20/2015	CITI	1,000	43
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%	03/20/2013	BNP	2,000	9
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	GSC	2,500	(88)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	BCLY	200	(33)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	MSC	800	(133)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	JPM	300	(50)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	DUB	300	12
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	BCLY	1,000	(55)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	LEH	1,500	(82)
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	GSC	700	(155)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	MSC	500	(77)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	CITI	900	180
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	BCLY	200	(50)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	GSC	1,000	(248)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	BOA	600	(91)
GMAC LLC 6.875% due 08/28/2012	Sell	7.300%	09/20/2012	MSC	5,100	(733)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%	09/20/2012	LEH	1,000	(29)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	CSFB	700	(20)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%	09/20/2012	BCLY	600	(16)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	CITI	100	5
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	BNP	100	4
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	DUB	3,000	(11)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	RBS	600	(54)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	JPM	700	(62)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%	09/20/2012	BNP	500	(41)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	BNP	300	(22)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	BNP	300	(21)
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%)	06/20/2017	BOA	5,000	205
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%)	12/20/2012	BCLY	1,000	82
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%)	12/20/2012	DUB	1,400	116
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	JPM	400	29
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	UBS	900	66
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%)	09/20/2012	GSC	1,700	58
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%)	09/20/2012	GSC	3,400	117
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	BCLY	2,900	(9)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	BCLY	1,500	0
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	LEH	1,400	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	DUB	1,400	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	BCLY	1,500	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	BCLY	1,500	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	DUB	1,400	(4)
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(1.245%)	03/20/2018	BOA	2,000	(39)

						$(1,490)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$2,800	$200
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BCLY	5,841	342
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BEAR	15,939	1,127
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	BOA	3,366	265
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	DUB	5,940	344
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	MLP	495	30
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	4,200	(441)
Dow Jones CDX N.A. HY9 Index	Sell	6.510%	12/20/2012	MLP	300	5
Dow Jones CDX N.A. HY9 Index	Sell	6.690%	12/20/2012	MLP	700	17
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	BCLY	2,300	81
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	LEH	6,500	170
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MLP	13,800	583
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MSC	8,300	350
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	3,700	15
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	13,100	88
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	2,400	(79)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BCLY	19,800	695
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	BOA	3,600	140
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	GSC	4,800	185
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	JPM	1,700	66
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	LEH	3,200	122
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	MSC	12,800	384
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%)	06/20/2012	BOA	600	36
Home Equity Index A Rating 2007-1	Sell	0.640%	08/25/2037	LEH	500	(112)

						$4,613

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	104,100	$329
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$57,200	643
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		126,800	3,783
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		77,600	(307)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		39,100	70
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		4,100	(22)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		8,200	358
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		6,600	(281)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		3,500	(205)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		1,400	(71)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		26,200	(1,556)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,400	(772)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		5,700	(902)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		5,000	472
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		8,300	(144)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		17,700	(285)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,500	11
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		2,500	31
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		3,700	27
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		5,100	(80)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		1,900	(42)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,200	(168)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,100	(46)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,800	(93)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		900	(21)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		15,000	(53)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		2,700	4
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		2,500	10
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	13,700	(37)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		14,400	(39)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		4,700	(66)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		18,700	(259)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		3,100	(44)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(26)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		46,200	(266)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		1,700	37
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		1,800	40
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		8,900	(31)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	13,200	114
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		13,100	113
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		6,800	423
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,400	(120)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		6,900	(7)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		1,712	28
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	JPM	GBP	5,000	(33)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		19,700	(89)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		34,800	282
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		4,900	80
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,600	130
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		6,700	198
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		4,800	(46)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		5,000	13
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		7,600	(33)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		4,300	(176)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		5,700	350
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,800	108
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,500	270
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,900,000	74
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		960,000	(268)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		240,000	(66)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		10,000	(3)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		560,000	(181)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	17,000	$94
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		39,700	70
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		15,300	37
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		11,100	35
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	3,000	(17)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		12,500	(330)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		24,200	(862)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		14,400	(367)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		7,000	(57)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		17,000	(64)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		8,500	(41)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	2,700	4
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$5,700	75
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	5,000	(268)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		1,400	(22)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,400	(64)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		3,200	(103)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		1,100	(56)

							$(825)

(j) Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$136.000	05/23/2008	416	$7	$7
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	198	4	3
Call - CBOT U.S. Treasury 10-Year Note June Futures	138.000	05/23/2008	189	3	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	140.000	04/25/2008	1,019	18	16
Call - CBOT U.S. Treasury 30-Year Bond June Futures	149.000	05/23/2008	287	3	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	91.000	05/23/2008	448	8	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	474	9	7

				$52	$44

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$9,000	$45	$372

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	5,200	$274	$863
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		5,200	274	198
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$14,600	384	28
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		14,600	385	2,797
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		3,000	54	7

						$1,371	$3,893

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.500% due 05/01/2038	$94.000	06/05/2008	$41,000	$5	$30
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	99.000	04/07/2008	90,000	7	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	100.000	04/28/2008	80,000	6	8
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	89.000	04/07/2008	80,000	6	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	101.000	04/07/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	73.063	04/25/2008	125,000	30	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	114.000	04/28/2008	65,000	5	0

				$67	$38

(k) Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/23/2008	33	$41	$91
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.000	05/23/2008	438	521	931
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	105	128	169
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	121	137	102
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	76	120	88
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	134	144	10
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	33	38	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	304	325	66

				$1,454	$1,462

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$6,000	$160	$541
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,000	160	35
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,500	120	410
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,500	91	16
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,100	129	509
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,100	131	20
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	12,300	309	1,109
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	12,300	298	71
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	383
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	142
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	4,400	153	723
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	4,400	218	29
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	6,600	195	595
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,600	133	38
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	8,800	221	793
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,800	213	51
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	268
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	11,000	300	702
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	188	383
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	404

							$4,052	$7,222

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$4,300	$54	$8
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	4,300	197	824
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	3,000	50	191

					$301	$1,023

(l) Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$4,165	$3,817	0.28%

(m) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2038	$1,800	$1,717	$1,782
Fannie Mae	5.500%	04/01/2038	30,000	30,378	30,286
Fannie Mae	6.000%	04/01/2023	4,000	4,121	4,117
Fannie Mae	6.000%	04/01/2038	38,600	38,941	39,547
Freddie Mac	4.500%	12/01/2099	1,200	1,196	1,193
Freddie Mac	5.500%	04/01/2038	6,800	6,665	6,867
Freddie Mac	6.000%	04/01/2038	51,500	51,719	52,812
Ginnie Mae	5.500%	04/01/2038	1,000	1,022	1,020
Ginnie Mae	6.000%	04/01/2038	600	620	619
Ginnie Mae	6.500%	04/01/2038	277,000	288,082	287,950
Treasury Inflation Protected Securities	1.875%	07/15/2013	6,453	6,851	6,993
Treasury Inflation Protected Securities	2.375%	01/15/2017	27,067	29,726	30,348
U.S. Treasury Bonds	4.750%	02/15/2037	5,400	5,655	5,859
U.S. Treasury Notes	3.500%	02/15/2018	3,200	3,212	3,236
U.S. Treasury Notes	3.625%	12/31/2012	2,760	2,892	2,947
U.S. Treasury Notes	3.625%	05/15/2013	300	315	322
U.S. Treasury Notes	4.125%	08/31/2012	11,000	11,578	11,858
U.S. Treasury Notes	4.250%	11/15/2017	6,260	6,638	6,799
U.S. Treasury Notes	4.750%	08/15/2017	9,500	10,269	10,581
U.S. Treasury Notes	4.875%	08/15/2016	19,800	22,014	22,405

				$523,611	$527,541

(2)	Market value includes $757 of interest payable on short sales.

(n) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	29,053	07/2008	$529	$0	$529
Sell		16,206	07/2008	240	0	240
Buy		30,671	12/2008	227	0	227
Sell		11,529	12/2008	172	0	172
Sell	CAD	592	04/2008	18	0	18
Sell	CHF	910	06/2008	0	(43)	(43)
Sell	EUR	10,790	04/2008	0	(208)	(208)
Sell	GBP	11,396	04/2008	1	(59)	(58)
Buy	JPY	88,100	05/2008	18	0	18
Sell		3,628,933	05/2008	0	(768)	(768)
Buy	KRW	3,215,202	05/2008	0	(197)	(197)
Buy		1,142,623	08/2008	0	(49)	(49)
Buy	MXN	170,612	07/2008	620	0	620
Sell		152,393	07/2008	0	(229)	(229)
Buy	MYR	5,335	05/2008	70	(2)	68
Buy		13	08/2008	0	0	0
Buy	PHP	17,900	08/2008	0	(20)	(20)
Buy	PLN	11,607	07/2008	929	0	929
Buy	RUB	20,751	07/2008	55	0	55
Buy		165,658	11/2008	192	0	192
Sell		56,006	11/2008	0	(103)	(103)
Buy	SGD	7,656	05/2008	367	0	367
Buy		243	11/2008	5	0	5

				$3,443	$(1,678)	$1,765

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.1%
Banking & Finance 6.1%
General Electric Capital Corp.
6.375% due 11/15/2067	$300	$294

Total Corporate Bonds & Notes (Cost $300)		294

U.S. GOVERNMENT AGENCIES 60.3%
Fannie Mae
5.500% due 08/01/2037	196	198
6.000% due 09/01/2036 - 07/01/2037	940	963
6.500% due 04/01/2038	500	518
Freddie Mac
5.500% due 09/01/2037 - 11/01/2037	771	780
6.000% due 10/01/2037	453	465

Total U.S. Government Agencies (Cost $2,874)		2,924

U.S. TREASURY OBLIGATIONS 97.3%
Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	585	579
1.875% due 07/15/2015	729	786
2.000% due 01/15/2014	344	372
2.000% due 01/15/2026	480	494
2.375% due 01/15/2017	315	351
2.375% due 01/15/2025	954	1,038
2.375% due 01/15/2027	31	34
2.500% due 07/15/2016	838	943
2.625% due 07/15/2017	102	116

Total U.S. Treasury Obligations (Cost $4,722)		4,713

SHORT-TERM INSTRUMENTS 36.3%
Repurchase Agreements 26.0%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,000	1,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
1.900% due 04/01/2008	261	261
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $267. Repurchase proceeds are $261.)

		1,261

U.S. Treasury Bills 10.3%
0.520% due 04/17/2008	500	500

Total Short-Term Instruments (Cost $1,761)		1,761

Purchased Options (f) 0.0% (Cost $1)		1
Total Investments 200.0% (Cost $9,658)		$9,693
Written Options (g) (0.7%) (Premiums $18)		(31)
Other Assets and Liabilities (Net) (99.3%)		(4,814)

Net Assets (b) 100.0%		$4,848

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) As of March 31, 2008, derivative instruments with an aggregate depreciation of ($7) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) The average amount of borrowings outstanding during the period ended March 31, 2008 was $289 at a weighted average interest rate of 4.350%. On March 31, 2008 there were no open reverse repurchase agreements.

(d) Cash of $192 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$2
90-Day Euribor September Futures	Short	09/2008	1	0
90-Day Eurodollar December Futures	Long	12/2009	2	0
90-Day Eurodollar June Futures	Long	06/2009	15	37
90-Day Eurodollar March Futures	Long	03/2009	1	8
90-Day Eurodollar September Futures	Long	09/2009	1	5
U.S. Treasury 5-Year Note June Futures	Long	06/2008	3	1
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	7	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	10	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1	1
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	1	(4)

				$43

(e) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	CITI	$100	$(39)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	UBS	$99	$7
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	LEH	200	5
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MLP	100	4
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	MSC	100	4

						$20

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	100	$0
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$3,800	(20)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		100	4
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		600	29
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		100	(6)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	CITI		400	9
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		700	23
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		100	(2)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		400	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.261%	07/14/2011	JPM	EUR	100	2
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		600	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		100	(2)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	100	(1)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		300	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	100	0
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		100	1
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		100	6
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB	JPY	10,000	1
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		10,000	1
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		10,000	1
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	500	1
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS	BRL	100	(4)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		200	(3)

							$5

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	01/31/2009	CSFB	968	$291

(f) Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$125.000	05/23/2008	3	$0	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	1	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	145.000	05/23/2008	6	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	3	0	0
Put - CBOT U.S. Treasury 5-Year Note June Futures	97.000	05/23/2008	3	0	0

				$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 06/01/2038	$110.000	06/05/2008	$700	$0	$0
Call - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	117.000	06/26/2008	530	0	0
Put - OTC Fannie Mae 6.500% due 05/01/2038	94.000	06/05/2008	500	0	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	93.000	06/19/2008	720	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	101.000	04/07/2008	200	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	90.000	04/10/2008	270	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	94.000	06/19/2008	310	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	58.031	04/25/2008	1,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	85.000	06/19/2008	360	0	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	94.000	05/01/2008	490	0	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	96.000	06/19/2008	340	0	0

				$1	$1

(g) Written options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$300	$8	$12
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	100	3	9
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	100	2	1
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	100	3	9
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	100	2	0

							$18	$31

(h) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	04/01/2038	$700	$695	$707
Fannie Mae	6.000%	04/01/2038	240	241	246
Freddie Mac	6.000%	04/01/2038	500	502	513
Treasury Inflation Protected Securities	2.375%	04/15/2011	107	113	114
Treasury Inflation Protected Securities	3.000%	07/15/2012	235	260	266

				$1,811	$1,846

(2)	Market value includes $2 of interest payable on short sales.

(i) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	251	07/2008	$8	$0	$8
Sell		113	07/2008	2	0	2
Buy		4	12/2008	0	0	0
Sell		29	12/2008	1	0	1
Sell	CHF	5	06/2008	0	0	0
Sell	EUR	3	04/2008	0	0	0
Sell	GBP	47	04/2008	0	0	0
Sell	JPY	415	05/2008	0	0	0
Buy	KRW	22,308	05/2008	0	(1)	(1)
Buy		8,268	08/2008	0	(1)	(1)
Buy	MXN	786	07/2008	3	0	3
Sell		734	07/2008	0	(2)	(2)
Buy	MYR	26	05/2008	0	0	0
Buy	PHP	162	08/2008	0	0	0
Buy	PLN	69	07/2008	5	0	5
Buy	RUB	303	07/2008	1	0	1
Buy		208	11/2008	0	0	0
Sell		25	11/2008	0	0	0
Buy	SGD	39	05/2008	2	0	2
Buy		2	11/2008	0	0	0

				$22	$(4)	$18

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.1%
Banking & Finance 8.3%
American Express Bank FSB
2.659% due 06/22/2009	$10	$10
American International Group, Inc.
3.346% due 01/29/2010	200	200
Bear Stearns Cos., Inc.
3.182% due 02/23/2010	100	95
Citigroup, Inc.
3.162% due 05/02/2008	250	250
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	82
General Electric Capital Corp.
3.156% due 05/10/2010	100	98
4.706% due 10/06/2010	100	98
Goldman Sachs Group, Inc.
2.689% due 06/23/2009	200	198
HSBC Finance Corp.
2.930% due 09/15/2008	100	99
Lehman Brothers Holdings, Inc.
2.809% due 12/23/2010	100	85
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	100	102
Metropolitan Life Global Funding I
3.110% due 05/17/2010	100	98
Morgan Stanley
3.206% due 02/09/2009	100	99
National Australia Bank Ltd.
2.979% due 09/11/2009	100	100
Rabobank Nederland
4.278% due 01/15/2009	200	200
Royal Bank of Scotland Group PLC
4.452% due 04/11/2008	100	100
SLM Corp.
3.491% due 07/26/2010	100	79

		1,993

Industrials 4.6%
CSC Holdings, Inc.
7.250% due 07/15/2008	100	100
Forest Oil Corp.
8.000% due 06/15/2008	100	101
HJ Heinz Co.
6.428% due 12/01/2020	100	102
Home Depot, Inc.
2.925% due 12/16/2009	100	95
Honeywell International, Inc.
3.294% due 07/27/2009	100	100
New Albertson’s, Inc.
6.950% due 08/01/2009	100	101
Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	100	100
Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	98
Transocean, Inc.
3.214% due 09/05/2008	100	100
Walt Disney Co.
3.090% due 09/10/2009	100	100
Xerox Corp.
9.750% due 01/15/2009	100	104

		1,101

Utilities 1.2%
Enel Finance International S.A.
5.700% due 01/15/2013	100	104
Entergy Gulf States, Inc.
3.600% due 06/01/2008	100	100
Midwest Generation LLC
8.300% due 07/02/2009	53	53
Ohio Edison Co.
4.000% due 05/01/2008	30	30

		287

Total Corporate Bonds & Notes (Cost $3,429)		3,381

U.S. GOVERNMENT AGENCIES 44.7%
Fannie Mae
2.666% due 12/25/2036	72	69
2.719% due 03/25/2034	27	27
2.749% due 08/25/2034	8	8
2.799% due 10/27/2037	100	95
2.949% due 05/25/2042	22	21
5.000% due 07/25/2020 - 03/01/2037	524	519
5.500% due 11/01/2016 - 01/01/2038	6,380	6,449
5.722% due 07/01/2044	23	23
5.723% due 03/01/2044	85	85
6.000% due 06/01/2017 - 10/01/2037	2,140	2,195
7.003% due 10/01/2031	11	11
Freddie Mac
2.639% due 12/25/2036	144	142
3.048% due 02/15/2019	356	354
3.168% due 06/15/2031	59	57
3.500% due 03/15/2022	8	8
5.000% due 01/15/2018	46	47
5.500% due 08/15/2030	2	2
5.722% due 10/25/2044 - 02/25/2045	508	497
5.922% due 07/25/2044	99	97
9.500% due 12/01/2019	14	15
Ginnie Mae
6.000% due 02/20/2032 - 03/15/2032	32	32

Total U.S. Government Agencies (Cost $10,625)		10,753

MORTGAGE-BACKED SECURITIES 8.3%
Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	6	6
Banc of America Mortgage Securities, Inc.
7.235% due 07/20/2032	2	2
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	69	65
4.617% due 01/25/2034	13	12
4.750% due 10/25/2035	161	155
Bear Stearns Alt-A Trust
5.706% due 09/25/2035	55	46
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	62	62
Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	52	52
Countrywide Alternative Loan Trust
2.686% due 05/20/2046	30	27
2.879% due 02/25/2037	144	114
Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	55	49
CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	61	61
5.215% due 03/25/2032	13	12
5.638% due 05/25/2032	3	3
First Republic Mortgage Loan Trust
3.118% due 08/15/2032	35	34
Greenpoint Mortgage Funding Trust
2.819% due 06/25/2045	78	59
GSR Mortgage Loan Trust
4.539% due 09/25/2035	71	67
Harborview Mortgage Loan Trust
2.779% due 05/19/2035	87	69
Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	50	48
Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	44	43
JPMorgan Mortgage Trust
5.023% due 02/25/2035	201	183
Mellon Residential Funding Corp.
3.561% due 12/15/2030	20	19
Merrill Lynch Floating Trust
2.888% due 06/15/2022	84	79
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	33	26
MLCC Mortgage Investors, Inc.
3.599% due 10/25/2035	31	26
Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	12	9
2.819% due 05/25/2036	80	60
2.829% due 05/25/2045	110	84
2.889% due 09/19/2032	11	9
Structured Asset Securities Corp.
2.649% due 05/25/2036	40	38
Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	89	82
2.709% due 11/25/2046	73	69
2.719% due 03/25/2046	100	99
3.265% due 06/25/2037	90	84
WaMu Mortgage Pass-Through Certificates
3.139% due 12/25/2027	33	30
5.326% due 02/25/2046	47	37
5.326% due 08/25/2046	66	46
5.526% due 11/25/2042	33	31
5.726% due 06/25/2042	8	7

Total Mortgage-Backed Securities (Cost $2,233)		2,004

ASSET-BACKED SECURITIES 6.4%
ACE Securities Corp.
2.649% due 12/25/2036	60	58
2.679% due 02/25/2036	5	5
Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	34	33
Bank One Issuance Trust
2.928% due 12/15/2010	200	200
Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	55	51
2.679% due 10/25/2036	63	60
2.689% due 04/25/2036	8	8
2.929% due 10/25/2032	4	3
Carrington Mortgage Loan Trust
2.699% due 06/25/2037	74	70
Chase Credit Card Master Trust
2.928% due 02/15/2011	100	100
Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	119	114
2.669% due 06/25/2036	4	4
2.669% due 07/25/2036	3	3
2.669% due 08/25/2036	1	1
2.759% due 02/25/2036	30	28
3.079% due 12/25/2031	3	3
3.339% due 05/25/2032	1	1
CS First Boston Mortgage Securities Corp.
3.875% due 08/25/2032	3	2
First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 12/25/2036	48	45
2.689% due 01/25/2036	1	1
Fremont Home Loan Trust
2.659% due 01/25/2037	67	61
GSAMP Trust
2.719% due 12/25/2035	9	9
Home Equity Asset Trust
2.679% due 05/25/2036	6	5
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	67	62
Irwin Home Equity Corp.
3.139% due 07/25/2032	3	3
JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	61	57
Lehman XS Trust
2.669% due 05/25/2046	25	24
Long Beach Mortgage Loan Trust
2.639% due 11/25/2036	55	52
2.689% due 01/25/2046	4	4
2.779% due 08/25/2035	15	15
MASTR Asset-Backed Securities Trust
2.649% due 11/25/2036	61	57
2.679% due 01/25/2036	8	8
Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	31	30
2.669% due 02/25/2037	11	10
Nelnet Student Loan Trust
3.421% due 07/25/2016	17	17
New Century Home Equity Loan Trust
2.859% due 06/25/2035	22	21
Option One Mortgage Loan Trust
2.639% due 02/25/2037	44	42
Renaissance Home Equity Loan Trust
2.959% due 11/25/2034	18	16
3.039% due 08/25/2033	12	11
3.099% due 12/25/2033	65	61
SLC Student Loan Trust
3.045% due 02/15/2015	74	74
Specialty Underwriting & Residential Finance
2.644% due 11/25/2037	47	45
Structured Asset Investment Loan Trust
2.649% due 07/25/2036	41	39
Structured Asset Securities Corp.
2.889% due 01/25/2033	4	4
Wells Fargo Home Equity Trust
2.839% due 10/25/2035	32	31

Total Asset-Backed Securities (Cost $1,615)		1,548

SHORT-TERM INSTRUMENTS 24.6%
Certificates of Deposit 3.3%
Bank of Ireland
4.298% due 01/15/2010	100	98
Barclays Bank PLC
3.206% due 08/10/2009	200	201
Calyon Financial, Inc.
4.035% due 01/16/2009	100	100
Fortis Bank NY
2.646% due 09/30/2008	100	100
Nordea Bank Finland PLC
2.671% due 12/01/2008	100	100
3.028% due 05/28/2008	100	100
Skandinaviska Enskilda Banken AB
3.050% due 08/21/2008	100	100

		799

Commercial Paper 14.9%
Barclays U.S. Funding Corp.
3.125% due 04/23/2008	500	499
Federal Home Loan Bank
1.500% due 04/01/2008	2,500	2,500
Stadshypotek, Inc.
4.300% due 04/08/2008	600	599

		3,598

Repurchase Agreements 1.0%
State Street Bank and Trust Co.
1.900% due 04/01/2008	233	233
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $241. Repurchase proceeds are $233.)

U.S. Treasury Bills 5.4%
0.548% due 04/17/2008 - 06/12/2008 (a)	1,300	1,299

Total Short-Term Instruments (Cost $5,931)		5,929

Purchased Options (e) 0.9% (Cost $67)		215
Total Investments 99.0% (Cost $23,900)		$23,830
Written Options (f) (0.6%) (Premiums $64)		(135)
Other Assets and Liabilities (Net) 1.6%		382

Net Assets (b) 100.0%		$24,077

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of March 31, 2008, portfolio securities with an aggregate value of $95 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Cash of $215 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Schatz June Futures	Short	06/2008	9	$5
U.S. Treasury 10-Year Note June Futures	Long	06/2008	4	1
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	30	(111)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	9

				$(96)

(d) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.850%	09/20/2012	JPM	$200	$(8)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	$500	$3
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	200	2

						$5

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	1,100	$(3)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$200	1
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		100	(1)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		400	(6)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		300	(20)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		400	(21)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC	EUR	100	(2)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	200	0
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH	EUR	300	1
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		600	2
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	600	5

							$(44)

(e) Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar June Futures	$96.875	06/16/2008	69	$45	$148

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$100	$1	$2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	41
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	700	6	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	600	6	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	500	5	8

							$22	$67

(f) Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar June Futures	$97.125	06/13/2008	69	$45	$108

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$5
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	200	6	7
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	200	5	7

							$19	$27

(g) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	5.000%	02/15/2011	$200	$217	$220
U.S. Treasury Notes	4.250%	11/15/2014	300	325	334

				$542	$554

(2)	Market value includes $8 of interest payable on short sales.

(h) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	131	07/2008	$3	$0	$3
Sell		173	07/2008	3	0	3
Buy		176	12/2008	0	0	0
Buy	CLP	10,534	07/2008	3	0	3
Sell	EUR	23	04/2008	0	0	0
Sell	GBP	375	04/2008	0	(2)	(2)
Buy	JPY	3,080	05/2008	1	0	1
Buy	KRW	147,092	08/2008	0	(10)	(10)
Buy	MXN	1,760	07/2008	6	0	6
Buy	NOK	347	06/2008	1	0	1
Buy	PLN	443	07/2008	30	0	30
Buy	RUB	2,021	07/2008	5	0	5
Buy		7,775	11/2008	12	0	12
Buy	SGD	210	05/2008	8	0	8
Buy	ZAR	213	12/2008	0	(2)	(2)

				$72	$(14)	$58

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 37.1%
Banking & Finance 22.3%
American Express Bank FSB
2.659% due 06/22/2009	$30	$29
American Honda Finance Corp.
3.146% due 02/09/2010	30	30
American International Group, Inc.
5.850% due 01/16/2018	20	20
Bank of America Corp.
5.750% due 12/01/2017	30	31
6.000% due 09/01/2017	10	10
8.000% due 12/29/2049	30	30
Barclays Bank PLC
6.050% due 12/04/2017 (a)	10	10
Bear Stearns Cos., Inc.
3.190% due 05/18/2010	30	28
Citigroup Capital XXI
8.300% due 12/21/2057	10	10
Credit Suisse USA, Inc.
3.265% due 08/15/2010	30	29
Ford Motor Credit Co. LLC
6.625% due 06/16/2008	100	99
7.250% due 10/25/2011	30	25
Goldman Sachs Group, Inc.
4.178% due 07/23/2009	30	30
HSBC Finance Corp.
3.346% due 05/10/2010	30	28
3.350% due 11/16/2009	20	19
JPMorgan Chase & Co.
3.202% due 05/07/2010	30	29
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	10	10
SLM Corp.
3.471% due 07/27/2009 (a)	30	25
Wachovia Corp.
3.126% due 12/01/2009	30	29
7.980% due 02/28/2049	100	99
Wells Fargo & Co.
5.625% due 12/11/2017	30	31

		651

Industrials 9.1%
Amgen, Inc.
3.170% due 11/28/2008	30	30
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	30	32
Daimler Finance North America LLC
3.769% due 10/31/2008	38	38
Home Depot, Inc.
2.925% due 12/16/2009	20	19
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	30	30
Time Warner, Inc.
3.300% due 11/13/2009	100	96
Walt Disney Co.
3.090% due 09/10/2009	20	20

		265

Utilities 5.7%
AT&T, Inc.
3.195% due 02/05/2010	100	99
NiSource Finance Corp.
3.662% due 11/23/2009	30	29
Ohio Power Co.
4.826% due 04/05/2010	30	29
Verizon Communications, Inc.
2.748% due 04/03/2009	10	10

		167

Total Corporate Bonds & Notes (Cost $1,111)		1,083

MUNICIPAL BONDS & NOTES 0.9%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	30	27

Total Municipal Bonds & Notes (Cost $28)		27

U.S. GOVERNMENT AGENCIES 70.1%
Fannie Mae
4.500% due 06/25/2043	3	3
5.000% due 12/25/2016 - 01/01/2037 (a)	323	321
5.500% due 02/01/2037 (a)	390	394
6.000% due 12/01/2026 - 11/01/2037 (a)	1,058	1,085
Freddie Mac
2.968% due 08/15/2019 - 10/15/2020 (a)	121	117
3.048% due 02/15/2019 (a)	27	27
4.250% due 09/15/2024 (a)	14	14
6.000% due 08/01/2027 - 09/01/2027 (a)	82	85

Total U.S. Government Agencies (Cost $2,021)		2,046

MORTGAGE-BACKED SECURITIES 5.0%
Bear Stearns Structured Products, Inc.
5.783% due 12/26/2046	28	23
Countrywide Alternative Loan Trust
2.799% due 06/25/2037	26	20
Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	15	14
4.800% due 11/25/2034	12	11
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 03/25/2037	17	17
GS Mortgage Securities Corp. II
3.170% due 03/06/2020	10	9
Harborview Mortgage Loan Trust
5.137% due 07/19/2035	18	17
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	30	29
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	5	5

Total Mortgage-Backed Securities (Cost $158)		145

ASSET-BACKED SECURITIES 16.5%
American Express Credit Account Master Trust
2.818% due 01/18/2011	30	30
Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	22	21
BNC Mortgage Loan Trust
2.699% due 05/25/2037	25	23
Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	23	21
2.669% due 01/25/2037	22	20
2.709% due 03/25/2037	24	22
Countrywide Asset-Backed Certificates
2.679% due 10/25/2037	22	21
2.709% due 10/25/2046	12	12
2.779% due 09/25/2036	26	25
First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 10/25/2036	18	17
2.649% due 11/25/2036	20	18
First USA Credit Card Master Trust
2.935% due 04/18/2011	30	30
Fremont Home Loan Trust
2.699% due 05/25/2036	21	20
MASTR Asset-Backed Securities Trust
2.639% due 08/25/2036	12	12
2.679% due 05/25/2037	20	19
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	30	30
Morgan Stanley ABS Capital I
2.639% due 01/25/2037	21	20
2.649% due 10/25/2036	16	15
Nationstar Home Equity Loan Trust
2.719% due 04/25/2037	23	23
Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	21	20
Soundview Home Equity Loan Trust
2.679% due 06/25/2037	23	22
Structured Asset Securities Corp.
2.699% due 01/25/2037	21	20
Wells Fargo Home Equity Trust
2.699% due 03/25/2037	21	20

Total Asset-Backed Securities (Cost $503)		481

SHORT-TERM INSTRUMENTS 17.1%
Certificates of Deposit 2.4%
Dexia Credit Local S.A.
2.654% due 09/29/2008	30	30
Fortis Bank NY
2.646% due 09/30/2008	30	30
Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	10	10

		70

Repurchase Agreements 14.7%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	400	400
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $410. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
1.900% due 04/01/2008	28	28
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $31. Repurchase proceeds are $28.)

		428

Total Short-Term Instruments (Cost $498)		498

Purchased Options (d) 0.0% (Cost $1)		0
Total Investments 146.7% (Cost $4,320)		$4,280
Other Assets and Liabilities (Net) (46.7%)		(1,362)

Net Assets 100.0%		$2,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The average amount of borrowings outstanding during the period ended March 31, 2008 was $1,475 at a weighted average interest rate of 3.517%. On March 31, 2008, securities valued at $2,078 were pledged as collateral for reverse repurchase agreements.

(b) Cash of $375 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	8	$54
90-Day Eurodollar September Futures	Long	09/2008	1	7
90-Day Eurodollar September Futures	Long	09/2009	1	5
E-mini Russell 2000 Index June Futures	Long	06/2008	41	82
U.S. Treasury 5-Year Note June Futures	Short	06/2008	2	(3)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	3	15
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2	6

				$168

(c) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$100	$0
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	10	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	30	(1)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	30	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	30	0

						$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	100	$0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	30	(1)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	2

							$1

(d) Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$124.000	05/23/2008	1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	91.000	05/23/2008	3	0	0
Put - CME Russell Mini June Futures	430.000	04/18/2008	5	0	0
Put - CME Russell Mini June Futures	440.000	04/18/2008	15	1	0

				$1	$0

(e) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2038	$350	$350	$353

(f) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	2	05/2008	$0	$0	$0
Buy	AUD	2	04/2008	0	0	0
Buy	BRL	178	07/2008	11	0	11
Sell		93	07/2008	2	0	2
Buy		14	12/2008	0	0	0
Sell	EUR	1	04/2008	0	0	0
Buy	GBP	1	04/2008	0	0	0
Sell		24	04/2008	0	0	0
Buy	INR	250	05/2008	0	0	0
Buy		793	08/2008	0	(1)	(1)
Buy	JPY	99	04/2008	0	0	0
Sell		99	04/2008	0	0	0
Buy		991	05/2008	0	0	0
Sell		1,486	05/2008	0	0	0
Buy	KRW	2,266	05/2008	0	0	0
Buy		9,862	08/2008	0	(1)	(1)
Buy	KWD	0	05/2008	0	0	0
Buy	MXN	38	07/2008	0	0	0
Buy	MYR	17	05/2008	0	0	0
Buy	PHP	367	05/2008	1	0	1
Buy	PLN	54	07/2008	5	0	5
Sell		54	07/2008	0	(2)	(2)
Buy	RUB	52	07/2008	0	0	0
Sell		52	07/2008	0	0	0
Buy		266	11/2008	0	0	0
Sell		114	11/2008	0	0	0
Buy	SAR	2	05/2008	0	0	0
Buy	SGD	12	05/2008	1	0	1
Buy		10	11/2008	0	0	0
Buy	ZAR	3	07/2008	0	0	0

				$20	$(4)	$16

See Accompanying Notes

Schedule of Investments

StocksPLUS® Growth and Income Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	$99	$79

Total Bank Loan Obligations (Cost $99)		79

CORPORATE BONDS & NOTES 45.6%
Banking & Finance 35.7%
American Express Bank FSB
2.596% due 10/20/2009	200	199
American Express Centurion Bank
2.978% due 11/16/2009	300	294
American Express Credit Corp.
3.118% due 11/09/2009	200	196
American Honda Finance Corp.
3.146% due 02/09/2010	900	899
American International Group, Inc.
2.868% due 06/16/2009	800	800
Bank of America Corp.
8.000% due 12/29/2049	1,400	1,405
Bank of Ireland
2.589% due 12/19/2008	900	899
Bear Stearns Cos., Inc.
3.250% due 03/25/2009	200	190
4.325% due 07/16/2009	900	870
Capital One Financial Corp.
3.270% due 09/10/2009 (c)	100	91
CIT Group, Inc.
5.000% due 11/24/2008	300	276
Citigroup Funding, Inc.
2.606% due 06/26/2009 (c)	100	98
3.256% due 03/02/2009	900	893
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,700	1,445
Ford Motor Credit Co. LLC
6.625% due 06/16/2008	3,100	3,065
General Electric Capital Corp.
3.135% due 08/15/2011	800	782
3.274% due 10/26/2009 (c)	400	396
4.686% due 01/05/2009	200	200
Goldman Sachs Group, Inc.
2.746% due 03/30/2009	200	198
3.150% due 11/16/2009	900	889
ICICI Bank Ltd.
4.917% due 01/12/2010	300	287
International Lease Finance Corp.
4.950% due 02/01/2011 (c)	600	593
Keycorp
2.706% due 05/26/2009	1,000	998
Lehman Brothers Holdings, Inc.
3.170% due 11/16/2009	500	477
3.938% due 01/23/2009	300	288
4.171% due 07/18/2011	100	89
Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	500	497
3.138% due 12/04/2009	200	195
3.888% due 10/23/2008	200	199
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	600	603
Morgan Stanley
4.348% due 01/15/2010	800	765
Osiris Capital PLC
7.108% due 01/15/2010	500	497
Rockies Express Pipeline LLC
4.250% due 08/20/2009	200	200
SLM Corp.
2.940% due 12/15/2008	200	193
3.471% due 07/27/2009 (c)	200	168
3.541% due 07/25/2008	100	98
4.131% due 01/26/2009	200	192
Spinnaker Capital Ltd.
14.300% due 06/15/2008	300	305
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	400	402
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	900	899
VTB Capital S.A.
3.839% due 08/01/2008	200	198
Wachovia Corp.
4.388% due 10/15/2011	900	834
Westpac Banking Corp.
3.040% due 06/06/2008 (c)	100	100
World Savings Bank FSB
3.168% due 05/08/2009	850	851

		24,013

Industrials 8.2%
America Movil SAB de C.V.
2.755% due 06/27/2008	200	198
Anadarko Petroleum Corp.
3.200% due 09/15/2009	200	196
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	109
Daimler Finance North America LLC
3.218% due 03/13/2009	100	99
General Electric Co.
3.030% due 12/09/2008	200	200
General Mills, Inc.
4.024% due 01/22/2010	100	98
Home Depot, Inc.
2.925% due 12/16/2009	100	95
Hospira, Inc.
3.176% due 03/30/2010	200	195
JC Penney Corp., Inc.
7.375% due 08/15/2008	100	101
New Albertson's, Inc.
6.950% due 08/01/2009	300	305
Pemex Project Funding Master Trust
3.676% due 12/03/2012	700	682
Reynolds American, Inc.
3.500% due 06/15/2011	100	94
Time Warner, Inc.
3.300% due 11/13/2009	900	862
Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,100	1,093
Transocean, Inc.
3.214% due 09/05/2008	200	199
UnitedHealth Group, Inc.
4.462% due 02/07/2011 (c)	500	501
Weyerhaeuser Co.
3.599% due 09/24/2009	200	197
Xerox Corp.
9.750% due 01/15/2009	300	312

		5,536

Utilities 1.7%
AT&T, Inc.
3.195% due 02/05/2010	100	99
3.278% due 11/14/2008	100	100
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	200	200
Qwest Corp.
6.050% due 06/15/2013	700	634
Telecom Italia Capital S.A.
3.719% due 02/01/2011	100	92

		1,125

Total Corporate Bonds & Notes (Cost $31,431)		30,674

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018 (c)	752	763
6.000% due 04/01/2016 - 11/01/2033 (c)	158	163
6.000% due 02/01/2017 - 04/01/2017	13	13
6.500% due 09/01/2037	2	2
8.000% due 05/01/2030 - 09/01/2031 (c)	25	28
8.000% due 06/01/2030	5	5
Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (c)	2,846	2,754
3.048% due 02/15/2019 (c)	979	972
5.500% due 08/15/2030	4	4
6.000% due 07/01/2016 - 09/01/2037 (c)	1,692	1,742
6.500% due 10/25/2043	412	431
Ginnie Mae
5.125% due 11/20/2029 (c)	91	91
6.375% due 02/20/2027 (c)	118	120
8.000% due 04/15/2027 - 12/15/2029 (c)	51	55
8.000% due 11/15/2029	4	5
8.500% due 04/20/2030	2	3

Total U.S. Government Agencies (Cost $7,221)		7,151

MORTGAGE-BACKED SECURITIES 7.5%
Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	17	17
Banc of America Funding Corp.
4.113% due 05/25/2035	418	397
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	146	142
Bear Stearns Adjustable Rate Mortgage Trust
4.475% due 05/25/2033	163	155
6.764% due 02/25/2033	56	52
Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	254	222
Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	14	13
Countrywide Alternative Loan Trust
2.779% due 05/25/2047	169	128
5.236% due 02/25/2036	289	216
6.000% due 10/25/2033	240	234
CS First Boston Mortgage Securities Corp.
5.638% due 05/25/2032	85	85
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	183	170
Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	139	125
Harborview Mortgage Loan Trust
2.649% due 01/19/2038	176	166
2.749% due 01/19/2038	317	242
Impac CMB Trust
3.359% due 10/25/2033	16	14
Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	108	101
Merrill Lynch Floating Trust
2.888% due 06/15/2022	757	709
Morgan Stanley Capital I
2.878% due 10/15/2020	36	34
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	161	154
Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	98	91
Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	249	195
2.809% due 07/19/2035	117	97
2.879% due 02/25/2036	138	108
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	145	138
3.265% due 06/25/2037	184	173
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	137	129
WaMu Mortgage Pass-Through Certificates
5.572% due 12/25/2046	746	709

Total Mortgage-Backed Securities (Cost $5,567)		5,016

ASSET-BACKED SECURITIES 8.6%
Argent Securities, Inc.
2.659% due 05/25/2036	15	15
Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	278	261
Citigroup Mortgage Loan Trust, Inc.
2.659% due 01/25/2037	225	221
2.709% due 08/25/2036	600	557
Countrywide Asset-Backed Certificates
2.649% due 07/25/2037	654	625
Credit-Based Asset Servicing & Securitization LLC
2.689% due 12/25/2037	431	420
First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	271	257
2.649% due 11/25/2036	196	178
Ford Credit Auto Owner Trust
4.360% due 06/15/2010	400	403
HSBC Asset Loan Obligation
2.659% due 12/25/2036	619	593
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	67	62
Long Beach Mortgage Loan Trust
2.639% due 11/25/2036	384	364
2.879% due 10/25/2034	5	4
Morgan Stanley ABS Capital I
2.639% due 10/25/2036	51	50
Option One Mortgage Loan Trust
2.649% due 01/25/2037	109	102
Residential Asset Securities Corp.
2.669% due 11/25/2036	142	136
Sears Credit Account Master Trust
3.038% due 04/16/2013	800	784
Securitized Asset-Backed Receivables LLC Trust
2.659% due 12/25/2036	227	206
SLM Student Loan Trust
3.331% due 07/25/2018	238	238
Soundview Home Equity Loan Trust
2.679% due 01/25/2037	181	173
Structured Asset Securities Corp.
2.649% due 10/25/2036	164	159

Total Asset-Backed Securities (Cost $6,054)		5,808

SOVEREIGN ISSUES 3.6%
Export-Import Bank of Korea
3.310% due 11/16/2010	1,900	1,908
Korea Development Bank
3.358% due 11/22/2012	500	485

Total Sovereign Issues (Cost $2,400)		2,393

	Shares
PREFERRED STOCKS 2.7%
DG Funding Trust
4.946% due 12/31/2049	173	1,803

Total Preferred Stocks (Cost $1,823)		1,803

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 19.7%
Certificates of Deposit 0.0%
Calyon Financial, Inc.
2.731% due 06/29/2010	$30	30

Commercial Paper 8.2%
Federal Home Loan Bank
1.500% due 04/01/2008	700	700
Royal Bank of Scotland Group PLC
3.800% due 04/14/2008	700	699
Skandinaviska Enskilda Banken AB
3.810% due 04/17/2008	2,000	1,997
UBS Finance Delaware LLC
2.940% due 06/05/2008	2,100	2,089

		5,485

Repurchase Agreements 6.3%
State Street Bank and Trust Co.
1.900% due 04/01/2008	4,242	4,242
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $4,331. Repurchase proceeds are $4,242.)

U.S. Treasury Bills 5.2%
0.700% due 06/12/2008	3,500	3,481

Total Short-Term Instruments (Cost $13,252)		13,238

Purchased Options (f) 0.1% (Cost $76)		100
Total Investments 98.5% (Cost $67,923)		$66,262
Written Options (g) (0.2%) (Premiums $69)		(101)
Other Assets and Liabilities (Net) 1.7%		1,145

Net Assets (b) 100.0%		$67,306

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) As of March 31, 2008, portfolio securities with an aggregate value of $1,093 and derivative instruments with an aggregate depreciation of ($11) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) The average amount of borrowings outstanding during the period ended March 31, 2008 was $4,915 at a weighted average interest rate of 3.252%. On March 31, 2008, securities valued at $8,352 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $10,615 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	106	$612
90-Day Eurodollar December Futures	Long	12/2009	2	0
90-Day Eurodollar June Futures	Long	06/2008	16	109
90-Day Eurodollar June Futures	Long	06/2009	2	0
90-Day Eurodollar March Futures	Long	03/2009	42	202
90-Day Eurodollar September Futures	Long	09/2009	47	212
E-mini S&P 500 Index June Futures	Short	06/2008	20	(13)
S&P 500 Index June Futures	Long	06/2008	184	(484)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	14	(2)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	43	(90)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	6	10
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	4	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	23
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	15
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	11	38
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	1

				$629

(e) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	$300	$5
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	100	(4)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	100	(4)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	GSC	600	(3)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	100	1
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	700	(10)
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	100	(1)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	100	(8)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	100	(2)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	100	(2)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	100	(2)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	300	(5)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	100	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	100	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	100	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	100	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	300	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	200	1
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	300	2
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	100	1
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	100	2
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	100	(2)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	100	(2)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	500	(86)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	300	(51)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	300	(49)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	300	(49)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	MLP	200	(23)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(54)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.100%	06/20/2008	DUB	1,000	(2)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	100	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	100	(2)
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	100	(13)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	100	(12)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	100	(15)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	100	(12)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	DUB	100	(1)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	100	1
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	200	3
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	300	12
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	1,000	(25)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	100	(1)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	500	1
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	300	(16)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	200	(14)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	100	(1)
New York, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	100	(1)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	100	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	100	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	200	0
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	100	1
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	100	1
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	100	1
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	300	4
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	400	12
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	100	3
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	500	0
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	100	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	100	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	100	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	100	(7)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	100	(17)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	100	(11)
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	200	(22)
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	100	(1)
State of Michigan General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	100	(1)

						$(495)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	$500	$(41)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	4

						$(37)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$3,500	$21
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		2,500	(33)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		500	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,000	5
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		2,600	(49)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(2)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	300	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,800	8
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		200	7
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	(24)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	400	(6)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		300	(4)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(1)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		200	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		200	1

							$(85)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	S&P 500 Index	1-Month USD-LIBOR less 0.030%	05/15/2008	MLP	5,652	$257

(f) Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	15	$0	$0
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	44	1	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	33	1	1
Put - CME S&P 500 Index June Futures	650.000	06/19/2008	175	5	0

				$7	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$800	$9	$13
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	2,500	22	32
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	19
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	35

							$69	$99

(g) Written options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$15
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	900	22	35
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	19
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	32

							$69	$101

(h) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	3.125%	11/30/2009	$500	$512	$520
U.S. Treasury Notes	3.250%	12/31/2009	300	307	311

				$819	$831

(2)	Market value includes $10 of interest payable on short sales.

(i) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	62	05/2008	$0	$0	$0
Buy	AUD	32	04/2008	0	0	0
Buy	BRL	4,629	07/2008	290	0	290
Sell		2,444	07/2008	38	0	38
Buy		1,502	12/2008	0	(2)	(2)
Sell		1,195	12/2008	15	0	15
Sell	GBP	585	04/2008	0	(3)	(3)
Buy	IDR	617,400	05/2008	0	(3)	(3)
Buy	INR	6,631	05/2008	8	0	8
Sell	JPY	2,086	04/2008	0	0	0
Buy		16,552	05/2008	3	(1)	2
Sell		30,513	05/2008	2	0	2
Buy	KRW	157,686	05/2008	0	(12)	(12)
Buy		631,223	08/2008	0	(34)	(34)
Buy	KWD	5	05/2008	1	0	1
Buy	MXN	2,881	07/2008	8	0	8
Sell		1,334	07/2008	0	(2)	(2)
Buy	MYR	835	05/2008	12	0	12
Buy	PHP	9,129	05/2008	18	0	18
Buy	PLN	768	07/2008	62	0	62
Sell		768	07/2008	0	(35)	(35)
Buy	RUB	9,449	07/2008	23	0	23
Sell		9,257	07/2008	0	(19)	(19)
Buy		4,353	11/2008	6	0	6
Sell		756	11/2008	0	(2)	(2)
Buy	SAR	62	05/2008	0	0	0
Buy	SGD	607	05/2008	35	0	35
Buy		717	11/2008	14	0	14
Buy	ZAR	85	07/2008	0	(2)	(2)

				$535	$(115)	$420

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 27.2%
Banking & Finance 19.7%
American Express Centurion Bank
3.075% due 05/07/2008 (b)	$30	$30
American International Group, Inc.
5.850% due 01/16/2018	30	29
Bank of America Corp.
6.000% due 09/01/2017	10	10
8.000% due 12/29/2049	40	40
Bank of America N.A.
2.901% due 06/12/2009	40	40
Bank of Ireland
2.814% due 12/18/2009 (b)	20	20
Barclays Bank PLC
6.050% due 12/04/2017 (b)	10	10
BNP Paribas
5.186% due 06/29/2049	30	25
Ford Motor Credit Co. LLC
6.625% due 06/16/2008	100	99
7.250% due 10/25/2011	40	33
General Electric Capital Corp.
3.994% due 10/21/2010	20	20
4.706% due 10/06/2010	20	20
Goldman Sachs Group, Inc.
2.689% due 06/23/2009	30	30
3.150% due 11/16/2009	10	10
5.625% due 01/15/2017	20	19
HSBC Finance Corp.
3.346% due 05/10/2010	40	37
JPMorgan Chase & Co.
2.656% due 06/26/2009	40	40
Lehman Brothers Holdings, Inc.
3.984% due 10/22/2008	30	29
6.200% due 09/26/2014	10	10
Merrill Lynch & Co., Inc.
3.168% due 08/22/2008	30	30
RBS Capital Trust III
5.512% due 09/29/2049	60	49
U.S. Bancorp
3.512% due 02/04/2010	40	40
Wachovia Corp.
3.301% due 10/28/2008	30	30
7.980% due 02/28/2049	100	99
Wells Fargo & Co.
2.659% due 03/23/2010	30	29

		828

Industrials 5.4%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	20	23
Amgen, Inc.
3.170% due 11/28/2008	40	40
Anadarko Petroleum Corp.
3.200% due 09/15/2009	30	29
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	10	11
EchoStar DBS Corp.
5.750% due 10/01/2008	20	20
Home Depot, Inc.
2.925% due 12/16/2009	20	19
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	40	40
Time Warner, Inc.
5.875% due 11/15/2016	10	10
Transocean, Inc.
3.214% due 09/05/2008	10	9
WEA Finance LLC
5.700% due 10/01/2016	30	27

		228

Utilities 2.1%
BellSouth Corp.
3.165% due 08/15/2008 (b)	30	30
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	10
NiSource Finance Corp.
3.662% due 11/23/2009	50	48

		88

Total Corporate Bonds & Notes (Cost $1,181)		1,144

MUNICIPAL BONDS & NOTES 1.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	50	47

Total Municipal Bonds & Notes (Cost $50)		47

U.S. GOVERNMENT AGENCIES 57.1%
Fannie Mae
4.442% due 09/01/2035	14	14
4.634% due 09/01/2035	12	12
4.637% due 10/01/2035	8	8
4.667% due 12/01/2033	7	7
4.695% due 12/01/2033	3	3
4.829% due 06/01/2035	14	14
4.835% due 06/01/2035	15	16
4.989% due 06/01/2035	14	14
5.000% due 05/01/2038	100	99
5.500% due 08/01/2035	20	20
5.500% due 10/01/2035 - 05/01/2037 (b)	1,667	1,686
6.000% due 12/01/2026 (b)	41	42
Freddie Mac
2.968% due 08/15/2019 - 10/15/2020 (b)	138	134
3.048% due 02/15/2019 (b)	89	88
4.361% due 09/01/2035	3	3
4.591% due 09/01/2035	11	11
4.704% due 08/01/2035	15	15
4.876% due 11/01/2034	12	12
5.000% due 12/15/2020	1	1
5.500% due 09/01/2037 (b)	195	197
5.722% due 02/25/2045	3	3

Total U.S. Government Agencies (Cost $2,350)		2,399

MORTGAGE-BACKED SECURITIES 11.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	10	9
Bear Stearns Adjustable Rate Mortgage Trust
5.696% due 07/25/2034	5	5
Countrywide Alternative Loan Trust
2.779% due 05/25/2047	25	19
Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	20	20
4.800% due 11/25/2034	16	15
Harborview Mortgage Loan Trust
3.938% due 06/19/2034	100	89
5.137% due 07/19/2035	24	23
Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	16	15
Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	6	4
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	40	39
JPMorgan Mortgage Trust
5.023% due 02/25/2035	27	24
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	61	61
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	27	26
TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	20	19
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	22	21
WaMu Mortgage Pass-Through Certificates
5.326% due 02/25/2046	19	15
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	8	8
4.992% due 10/25/2035	59	58

Total Mortgage-Backed Securities (Cost $505)		470

ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp.
2.649% due 12/25/2036	21	20
Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036	19	18
Chase Credit Card Master Trust
2.928% due 02/15/2011	10	10
Citigroup Mortgage Loan Trust, Inc.
2.659% due 05/25/2037	25	24
Countrywide Asset-Backed Certificates
2.669% due 06/25/2037	26	26
2.709% due 10/25/2046	16	16
First NLC Trust
2.669% due 08/25/2037	17	16
First USA Credit Card Master Trust
2.935% due 04/18/2011	40	40
Lehman XS Trust
2.669% due 05/25/2046	8	7
Morgan Stanley ABS Capital I
2.649% due 10/25/2036	16	15
Nationstar Home Equity Loan Trust
2.719% due 04/25/2037	31	30
Residential Asset Securities Corp.
2.669% due 11/25/2036	14	14
Specialty Underwriting & Residential Finance
2.644% due 11/25/2037	16	15

Total Asset-Backed Securities (Cost $259)		251

SHORT-TERM INSTRUMENTS 36.2%
Certificates of Deposit 1.2%
Fortis Bank NY
2.649% due 06/30/2008	10	10
Nordea Bank Finland PLC
3.028% due 05/28/2008	30	30
Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	10	10

		50

Commercial Paper 2.4%
Royal Bank of Scotland Group PLC
3.170% due 04/28/2008	100	100

Repurchase Agreements 11.2%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	400	400
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $410. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
1.900% due 04/01/2008	72	72
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $79. Repurchase proceeds are $72.)

		472

U.S. Treasury Bills 21.4%
0.576% due 04/15/2008 - 04/24/2008 (a)	900	900

Total Short-Term Instruments (Cost $1,522)		1,522

Purchased Options (e) 0.0% (Cost $1)		0
Total Investments 138.8% (Cost $5,868)		$5,833
Other Assets and Liabilities (Net) (38.8%)		(1,631)

Net Assets 100.0%		$4,202

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) The average amount of borrowings outstanding during the period ended March 31, 2008 was $1,329 at a weighted average interest rate of 3.504%. On March 31, 2008, securities valued at $2,206 were pledged as collateral for reverse repurchase agreements.

(c) Cash of $365 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	5	$30
90-Day Eurodollar December Futures	Long	12/2009	2	7
90-Day Eurodollar June Futures	Long	06/2008	8	51
90-Day Eurodollar June Futures	Long	06/2009	1	0
90-Day Eurodollar March Futures	Long	03/2009	1	0
90-Day Eurodollar March Futures	Long	03/2010	1	6
90-Day Eurodollar September Futures	Long	09/2009	4	17
E-mini S&P 500 Index June Futures	Long	06/2008	19	(44)
S&P 500 Index June Futures	Long	06/2008	9	(12)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	7	(17)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	6	30
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2	5

				$75

(d) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$200	$1
Chrysler Financial 9.360% due 08/03/2012	Sell	5.150%	09/20/2012	DUB	100	(13)
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	10	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	40	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	40	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	40	0

						$(13)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	$100	$1

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	100	$0
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$100	2
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	40	(1)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	2
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	100	0

							$3

(e) Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$125.000	05/23/2008	8	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	3	0	0
Put - CME S&P 500 Index June Futures	625.000	06/19/2008	3	0	0
Put - CME S&P 500 Index June Futures	650.000	06/19/2008	11	1	0

				$1	$0

(f) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	4	05/2008	$0	$0	$0
Buy	AUD	2	04/2008	0	0	0
Buy	BRL	164	07/2008	10	0	10
Sell		93	07/2008	2	0	2
Buy		85	12/2008	0	0	0
Sell		115	12/2008	1	0	1
Sell	GBP	35	04/2008	0	0	0
Buy	INR	1,380	05/2008	1	0	1
Buy		396	08/2008	0	0	0
Sell	JPY	99	04/2008	0	0	0
Buy		1,236	05/2008	0	0	0
Sell		1,922	05/2008	0	0	0
Buy	KRW	4,142	05/2008	0	(1)	(1)
Buy		20,688	08/2008	0	(1)	(1)
Buy	KWD	0	05/2008	0	0	0
Buy	MXN	148	07/2008	1	0	1
Sell		56	07/2008	0	0	0
Buy	MYR	24	05/2008	0	0	0
Buy	PHP	458	05/2008	1	0	1
Buy	PLN	64	07/2008	5	0	5
Sell		64	07/2008	0	(3)	(3)
Buy	RUB	325	07/2008	1	0	1
Sell		325	07/2008	0	(1)	(1)
Buy		335	11/2008	1	0	1
Sell		122	11/2008	0	0	0
Buy	SAR	4	05/2008	0	0	0
Buy	SEK	20	06/2008	0	0	0
Buy	SGD	29	05/2008	2	0	2
Buy		16	11/2008	0	0	0
Buy	ZAR	4	07/2008	0	0	0

				$25	$(6)	$19

See Accompanying Notes

Schedule of Investments

Total Return Portfolio

March 31, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings, Inc.
4.750% due 03/30/2013		$11,552	$10,825
Daimler Finance North America LLC
6.800% due 08/03/2012		17,910	14,898
Fresenius Medical Care Capital Trust
3.954% due 03/22/2013		345	330
4.071% due 03/22/2013		1,062	1,017
4.460% due 03/22/2013		98	94
5.818% due 03/22/2013		49	47
HCA, Inc.
4.696% due 11/16/2012		4,845	4,414
TXU Technology
6.478% due 10/10/2014		716	654
6.596% due 10/10/2014		4,284	3,912

Total Bank Loan Obligations (Cost $38,676)			36,191

CORPORATE BONDS & NOTES 25.1%
Banking & Finance 19.1%
AIG-Fp Matched Funding Corp.
2.800% due 06/16/2008		6,200	6,180
American Express Bank FSB
2.596% due 10/20/2009		6,800	6,754
2.828% due 10/16/2008		8,100	8,080
6.000% due 09/13/2017		3,900	3,811
American Express Centurion Bank
2.955% due 06/12/2009		9,100	9,071
3.075% due 05/07/2008		6,200	6,199
6.000% due 09/13/2017		3,900	3,793
American Express Co.
7.000% due 03/19/2018		200	210
American Express Credit Corp.
3.118% due 11/09/2009		6,700	6,560
American International Group, Inc.
2.868% due 06/16/2009		5,400	5,400
5.050% due 10/01/2015		1,300	1,271
6.250% due 03/15/2087		2,100	1,707
Bank of America Corp.
2.964% due 09/18/2009		6,100	6,058
3.155% due 11/06/2009		4,000	3,972
4.875% due 09/15/2012		10,000	10,160
5.375% due 09/11/2012		5,400	5,625
6.000% due 09/01/2017		7,000	7,378
Bank of America N.A.
2.764% due 12/18/2008		1,000	998
3.089% due 02/27/2009		5,200	5,191
6.000% due 10/15/2036		2,100	2,016
Bank of Scotland PLC
4.037% due 07/17/2009		10,400	10,398
Barclays Bank PLC
5.450% due 09/12/2012		40,000	41,026
Bear Stearns Cos., Inc.
2.786% due 03/30/2009		7,100	6,750
3.160% due 08/21/2009		18,300	17,317
3.190% due 05/18/2010		12,200	11,353
3.551% due 01/30/2009		7,180	6,648
BNP Paribas
5.186% due 06/29/2049		15,600	13,107
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	3,987
CIT Group, Inc.
2.729% due 12/19/2008		2,400	2,163
3.190% due 08/17/2009		7,100	5,967
3.401% due 01/30/2009		13,700	11,926
Citigroup Capital XXI
8.300% due 12/21/2057		14,500	14,330
Citigroup Funding, Inc.
2.599% due 04/23/2009		4,000	3,952
2.606% due 06/26/2009		5,300	5,226
2.980% due 12/08/2008		2,000	1,981
Citigroup, Inc.
2.695% due 12/26/2008		21,880	21,853
2.701% due 12/28/2009		5,300	5,191
5.300% due 10/17/2012		2,200	2,209
5.500% due 08/27/2012		5,500	5,539
5.850% due 07/02/2013		1,400	1,423
6.125% due 08/25/2036		15,000	13,215
Credit Agricole S.A.
3.090% due 05/28/2009		5,900	5,907
3.140% due 05/28/2010		6,800	6,805
DBS Bank Ltd.
3.290% due 05/16/2017		1,000	930
Deutsche Bank AG
6.000% due 09/01/2017		12,400	12,942
DnB NOR Bank ASA
4.447% due 10/13/2009		5,700	5,707
Export-Import Bank of China
4.875% due 07/21/2015		900	904
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		3,800	3,621
7.250% due 10/25/2011		200	165
7.375% due 10/28/2009		5,000	4,560
7.375% due 02/01/2011		200	167
General Electric Capital Corp.
3.135% due 08/15/2011		14,200	13,884
3.274% due 10/26/2009		12,500	12,378
3.964% due 01/20/2010		5,400	5,365
3.994% due 10/21/2010		14,360	14,238
4.686% due 01/05/2009		11,000	10,992
4.706% due 10/06/2010		4,600	4,526
6.375% due 11/15/2067		12,200	11,963
GMAC LLC
3.749% due 09/23/2008		3,900	3,680
6.000% due 12/15/2011		1,100	823
Goldman Sachs Group, Inc.
2.639% due 12/23/2008		1,600	1,590
2.689% due 12/22/2008		4,800	4,767
2.689% due 06/23/2009		13,070	12,905
2.746% due 03/30/2009		8,700	8,615
3.186% due 11/10/2008		7,100	7,063
3.406% due 07/29/2008		6,000	5,986
5.950% due 01/18/2018		17,300	17,175
6.250% due 09/01/2017		14,900	15,033
HBOS PLC
5.920% due 09/29/2049		1,100	811
HSBC Bank USA N.A.
3.130% due 06/10/2009		7,700	7,678
HSBC Finance Corp.
2.930% due 09/15/2008		3,600	3,566
3.154% due 12/05/2008		5,900	5,863
3.954% due 10/21/2009		4,500	4,345
HSBC Holdings PLC
6.500% due 05/02/2036		2,300	2,232
6.500% due 09/15/2037		2,900	2,760
John Deere Capital Corp.
4.308% due 07/15/2008		6,400	6,401
JPMorgan Chase & Co.
2.656% due 06/26/2009		4,900	4,869
3.202% due 05/07/2010		9,700	9,568
6.000% due 01/15/2018		3,900	4,078
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		8,000	8,359
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,200	1,053
Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008		800	778
2.788% due 04/03/2009		5,300	5,054
3.170% due 08/21/2009		11,900	11,400
3.170% due 11/16/2009		15,260	14,568
3.232% due 05/25/2010		5,200	4,655
3.346% due 11/10/2009		4,500	4,077
4.171% due 07/18/2011		4,800	4,269
5.625% due 01/24/2013		3,800	3,700
Longpoint Re Ltd.
8.050% due 05/08/2010		2,900	2,940
Merrill Lynch & Co., Inc.
2.629% due 12/22/2008		3,500	3,477
3.138% due 12/04/2009		7,300	7,116
3.158% due 08/14/2009		6,200	6,075
3.178% due 05/08/2009		3,500	3,443
3.531% due 07/25/2011		8,500	7,737
3.888% due 10/23/2008		7,500	7,475
MetLife, Inc.
6.400% due 12/15/2036		1,700	1,355
Metropolitan Life Global Funding I
3.110% due 05/17/2010		15,200	14,893
5.125% due 11/09/2011		8,200	8,528
Morgan Stanley
2.639% due 11/21/2008		4,900	4,871
3.206% due 02/09/2009		14,600	14,437
3.212% due 05/07/2009		8,700	8,557
4.348% due 01/15/2010		8,200	7,843
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		700	571
Mystic Re Ltd.
13.090% due 06/07/2011		2,200	2,271
National Australia Bank Ltd.
2.979% due 09/11/2009		5,300	5,297
Osiris Capital PLC
9.258% due 01/15/2010		3,100	3,134
Petroleum Export Ltd.
5.265% due 06/15/2011		721	724
Phoenix Quake Ltd.
5.148% due 07/03/2008		800	800
Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008		800	800
Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008		400	394
Residential Capital LLC
6.178% due 05/22/2009		7,900	4,542
Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010		1,200	1,228
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	999
Royal Bank of Scotland Group PLC
3.944% due 07/21/2008		11,400	11,382
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		11,900	10,746
Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008		6,900	6,882
3.074% due 11/20/2009		10,900	10,787
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,100	3,235
State Street Capital Trust III
8.250% due 12/29/2049		6,800	6,734
State Street Capital Trust IV
3.800% due 06/15/2037		1,000	753
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,132
UBS AG
5.875% due 12/20/2017		4,700	4,816
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	334
USB Capital IX
6.189% due 04/15/2049		900	669
VTB Capital S.A.
3.839% due 08/01/2008		6,000	5,940
Wachovia Bank N.A.
2.639% due 03/23/2009		7,100	7,035
2.645% due 06/27/2008		6,300	6,287
Wachovia Corp.
3.126% due 12/01/2009		4,400	4,284
5.750% due 02/01/2018		14,400	14,141
Wells Fargo & Co.
2.900% due 09/15/2009		2,415	2,354
Westpac Banking Corp.
3.040% due 06/06/2008		4,000	3,999
World Savings Bank FSB
3.201% due 03/02/2009		7,900	7,922
ZFS Finance USA Trust I
5.875% due 05/09/2032		4,400	4,178

			841,887

Industrials 3.8%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		100	112
Amgen, Inc.
3.170% due 11/28/2008		14,000	13,986
Anadarko Petroleum Corp.
3.200% due 09/15/2009		10,000	9,814
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,648
6.450% due 09/15/2037		2,400	2,585
BP AMI Leasing, Inc.
2.616% due 06/26/2009		13,600	13,611
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		6,000	6,523
CODELCO, Inc.
6.150% due 10/24/2036		700	704
Comcast Corp.
4.677% due 07/14/2009		7,700	7,495
5.875% due 02/15/2018		1,700	1,660
6.450% due 03/15/2037		1,700	1,607
Daimler Finance North America LLC
3.218% due 03/13/2009		2,900	2,865
3.562% due 08/03/2009		6,300	6,204
El Paso Corp.
6.750% due 05/15/2009		6,000	6,109
7.800% due 08/01/2031		1,000	1,032
7.875% due 06/15/2012		5,000	5,253
9.625% due 05/15/2012		800	870
Gaz Capital S.A.
6.212% due 11/22/2016		1,200	1,113
HJ Heinz Co.
6.428% due 12/01/2020		1,100	1,119
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		21,100	20,951
Peabody Energy Corp.
7.875% due 11/01/2026		2,100	2,095
Rohm & Haas Co.
6.000% due 09/15/2017		3,700	3,765
Time Warner, Inc.
3.300% due 11/13/2009		6,600	6,322
Transocean, Inc.
3.214% due 09/05/2008		6,200	6,170
Union Pacific Corp.
5.700% due 08/15/2018		13,800	13,757
United Airlines, Inc.
6.071% due 03/01/2013		1,874	1,855
8.030% due 01/01/2013 (a)		465	526
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,144
Vale Overseas Ltd.
6.250% due 01/23/2017		1,300	1,302
6.875% due 11/21/2036		1,300	1,275
Wal-Mart Stores, Inc.
2.700% due 06/16/2008		14,200	14,202
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,210

			169,884

Utilities 2.2%
AT&T, Inc.
3.195% due 02/05/2010		3,600	3,568
3.278% due 11/14/2008		4,200	4,201
4.950% due 01/15/2013		5,200	5,225
5.500% due 02/01/2018		5,200	5,103
6.300% due 01/15/2038		3,600	3,493
BellSouth Corp.
3.165% due 08/15/2008		10,200	10,188
4.240% due 04/26/2021		5,500	5,503
Enel Finance International S.A.
6.250% due 09/15/2017		19,000	19,755
Entergy Gulf States, Inc.
5.700% due 06/01/2015		8,300	8,056
6.000% due 12/01/2012		6,500	6,503
Korea Electric Power Corp.
5.125% due 04/23/2034		90	91
NGPL Pipe Co. LLC
6.514% due 12/15/2012		5,800	6,032
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	628
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,374
TPSA Finance BV
7.750% due 12/10/2008		120	124
Verizon Communications, Inc.
2.748% due 04/03/2009		14,500	14,367

			95,211

Total Corporate Bonds & Notes (Cost $1,130,523)			1,106,982

MUNICIPAL BONDS & NOTES 0.9%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	3,723
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		14,400	14,030
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046		655	522
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,400	1,113
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,150	1,127
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		11,800	11,826
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041		2,900	2,337
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		100	92
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036		5,600	5,483

Total Municipal Bonds & Notes (Cost $39,762)			40,253

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.546% due 07/07/2008		10,000	9,935

Total Commodity Index-Linked Notes (Cost $10,000)			9,935

U.S. GOVERNMENT AGENCIES 72.5%
Fannie Mae
2.666% due 12/25/2036 - 07/25/2037		13,396	12,418
2.949% due 03/25/2044		5,121	5,064
4.000% due 10/01/2018		371	365
4.500% due 02/01/2035 - 06/25/2043		5,061	5,019
4.668% due 05/25/2035		1,300	1,309
4.725% due 04/01/2035		2,729	2,737
4.732% due 04/01/2035		3,704	3,715
4.851% due 08/01/2035		5,435	5,487
5.000% due 02/25/2017 - 05/01/2038		390,152	387,704
5.000% due 08/01/2035 - 03/01/2037 (g)		99,986	99,111
5.460% due 11/01/2035		270	271
5.468% due 10/01/2032		1,417	1,427
5.500% due 04/01/2014 - 04/01/2038		1,032,220	1,043,628
5.500% due 03/01/2034 - 02/01/2037 (g)		405,907	410,818
5.722% due 06/01/2043 - 07/01/2044		5,638	5,608
5.922% due 09/01/2040		28	28
5.973% due 09/01/2034		2,158	2,182
6.000% due 04/01/2016 - 04/01/2038		664,941	682,147
6.000% due 03/01/2027 - 03/01/2037 (g)		72,819	74,798
6.089% due 12/01/2036		2,176	2,203
6.500% due 06/01/2029 - 04/01/2038		40,208	41,674
6.598% due 01/01/2025		25	26
6.976% due 09/01/2039		51	52
7.000% due 04/25/2023 - 06/01/2032		2,912	3,084
7.155% due 11/01/2025		1	1
Federal Housing Administration
7.430% due 01/25/2023		50	51
Freddie Mac
2.968% due 07/15/2019 - 10/15/2020		116,005	112,245
3.048% due 02/15/2019		41,539	41,281
3.118% due 05/15/2036		4,732	4,568
3.268% due 11/15/2030		29	29
3.318% due 09/15/2030		26	25
4.500% due 04/01/2018 - 10/01/2018		2,084	2,083
5.000% due 04/01/2018 - 09/01/2035		12,595	12,650
5.500% due 04/01/2033 - 04/01/2038		150,975	152,625
5.500% due 03/01/2037 (g)		20,038	20,257
5.722% due 02/25/2045		670	649
6.000% due 07/01/2016 - 12/01/2037		52,179	53,595
6.500% due 03/01/2013 - 03/01/2034		812	851
7.000% due 06/15/2023		1,662	1,769
7.125% due 01/01/2028		2	2
7.305% due 07/01/2027		1	2
7.364% due 07/01/2030		1	2
7.500% due 07/15/2030 - 03/01/2032		240	257
8.500% due 08/01/2024		13	15
Ginnie Mae
2.936% due 06/20/2030		1	1
3.036% due 09/20/2030		22	21
3.418% due 02/16/2030		220	218
5.125% due 10/20/2029 - 11/20/2029		208	207
5.500% due 04/15/2033 - 09/15/2033		491	502
5.625% due 07/20/2030		10	10
5.750% due 02/20/2032		567	572
6.000% due 05/15/2037 - 06/15/2037		3,615	3,737
6.375% due 04/20/2026 - 05/20/2030		93	95
6.500% due 03/15/2031 - 04/15/2032		205	214
Small Business Administration
5.130% due 09/01/2023		65	65
6.030% due 02/01/2012		4,410	4,540
6.290% due 01/01/2021		160	168
6.344% due 08/01/2011		412	426
7.449% due 08/01/2010		6	6
7.500% due 04/01/2017		896	941
8.017% due 02/10/2010		70	73

Total U.S. Government Agencies (Cost $3,168,473)			3,205,628

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012		2,943	3,297

Total U.S. Treasury Obligations (Cost $3,264)			3,297

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		3,067	2,802
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042		395	390
4.875% due 06/10/2039		320	319
5.740% due 05/10/2045		6,400	6,479
Banc of America Funding Corp.
4.113% due 05/25/2035		4,663	4,431
Banc of America Mortgage Securities, Inc.
4.143% due 10/25/2033		2,789	2,771
4.362% due 05/25/2033		7,604	7,442
6.500% due 10/25/2031		1,079	1,051
6.500% due 09/25/2033		449	443
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		14,921	14,406
4.760% due 01/25/2034		2,567	2,465
4.777% due 11/25/2034		3,380	3,281
4.958% due 01/25/2035		4,535	4,266
5.031% due 04/25/2033		1,156	1,125
5.072% due 11/25/2034		10,688	10,381
5.550% due 02/25/2033		259	240
5.696% due 07/25/2034		4,247	4,189
6.099% due 11/25/2030		7	7
6.764% due 02/25/2033		152	143
Bear Stearns Alt-A Trust
5.371% due 05/25/2035		6,037	5,232
5.706% due 09/25/2035		3,604	2,964
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		9,400	9,264
Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037		4,627	4,396
5.681% due 01/26/2036		7,385	6,251
5.783% due 12/26/2046		4,265	3,535
Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021		396	370
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,640	1,595
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		4,166	4,167
Countrywide Alternative Loan Trust
2.779% due 05/25/2047		4,988	3,787
4.673% due 08/25/2034		59	58
Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035		11,646	11,290
4.800% due 11/25/2034		6,547	6,150
5.250% due 02/20/2036		1,888	1,564
CS First Boston Mortgage Securities Corp.
6.556% due 06/25/2032		22	22
First Nationwide Trust
6.750% due 08/21/2031		31	31
Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046		5,555	5,005
2.679% due 01/25/2047		5,948	5,649
Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033		5,525	5,299
Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036		915	914
GS Mortgage Securities Corp. II
3.170% due 03/06/2020		7,395	6,836
5.396% due 08/10/2038		905	919
GSR Mortgage Loan Trust
4.539% due 09/25/2035		20,062	18,913
5.250% due 11/25/2035		7,561	6,758
Harborview Mortgage Loan Trust
2.649% due 01/19/2038		6,954	6,551
2.749% due 01/19/2038		12,539	9,548
2.779% due 05/19/2035		1,222	963
5.137% due 07/19/2035		5,440	5,202
Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037		3,281	3,091
Indymac ARM Trust
6.395% due 01/25/2032		5	5
Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046		3,362	3,132
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		6,800	6,611
5.420% due 01/15/2049		19,956	19,353
JPMorgan Mortgage Trust
5.023% due 02/25/2035		5,423	4,937
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021		1,181	1,111
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		5,887	5,814
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036		3,257	2,618
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		515	511
MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035		1,033	933
3.599% due 10/25/2035		1,739	1,505
Morgan Stanley Capital I
2.878% due 10/15/2020		1,772	1,649
4.050% due 01/13/2041		495	487
Prime Mortgage Trust
2.999% due 02/25/2019		196	185
2.999% due 02/25/2034		986	891
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		1,055	1,009
Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035		7,230	6,004
2.889% due 09/19/2032		147	134
Structured Asset Securities Corp.
6.039% due 02/25/2032		20	18
6.150% due 07/25/2032		16	15
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046		4,948	4,693
Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020		9,598	8,847
2.908% due 09/15/2021		18,458	17,347
WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045		1,287	1,028
5.526% due 11/25/2042		752	715
5.726% due 08/25/2042		1,883	1,734
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		8,475	7,962
4.950% due 03/25/2036		7,590	7,236
4.996% due 12/25/2034		6,350	5,977

Total Mortgage-Backed Securities (Cost $335,427)			315,416

ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp.
2.649% due 12/25/2036		1,919	1,843
Amortizing Residential Collateral Trust
2.869% due 06/25/2032		281	257
Argent Securities, Inc.
2.649% due 09/25/2036		1,703	1,665
Asset-Backed Funding Certificates
2.659% due 11/25/2036		4,974	4,594
2.659% due 01/25/2037		3,458	3,239
Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036		2,197	2,089
2.689% due 06/25/2047		3,577	3,415
Chase Credit Card Master Trust
2.928% due 02/15/2011		9,900	9,860
Countrywide Asset-Backed Certificates
2.649% due 01/25/2037		3,062	3,027
2.649% due 05/25/2037		6,433	6,219
2.649% due 12/25/2046		1,393	1,354
Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036		3,786	3,621
Daimler Chrysler Auto Trust
5.250% due 05/08/2009		91	91
EMC Mortgage Loan Trust
2.969% due 05/25/2040		585	532
First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036		6,871	6,221
First USA Credit Card Master Trust
2.935% due 04/18/2011		16,500	16,481
Fremont Home Loan Trust
2.659% due 01/25/2037		3,750	3,413
2.669% due 02/25/2037		2,267	2,217
HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034		6,685	5,426
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		2,742	2,550
Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037		2,889	2,773
JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036		1,918	1,853
2.659% due 04/01/2037		6,701	6,186
Lehman XS Trust
2.669% due 05/25/2046		1,318	1,251
Long Beach Mortgage Loan Trust
2.879% due 10/25/2034		156	141
MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036		4,381	4,143
Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036		4,084	3,898
Morgan Stanley ABS Capital I
2.639% due 10/25/2036		2,043	1,985
2.649% due 10/25/2036		1,887	1,833
Nelnet Student Loan Trust
2.666% due 12/22/2016		8,200	8,102
Newcastle Mortgage Securities Trust
2.669% due 03/25/2036		432	430
Park Place Securities, Inc.
2.911% due 10/25/2034		2,831	2,370
Residential Asset Securities Corp.
2.639% due 08/25/2036		1,307	1,289
2.669% due 11/25/2036		4,178	3,981
Saxon Asset Securities Trust
2.659% due 10/25/2046		1,908	1,839
SBI HELOC Trust
2.769% due 08/25/2036		2,949	2,823
Securitized Asset-Backed Receivables LLC Trust
2.729% due 05/25/2037		7,722	7,238
SLM Student Loan Trust
3.331% due 10/25/2016		6,497	6,441
Soundview Home Equity Loan Trust
2.699% due 10/25/2036		3,999	3,902
Structured Asset Securities Corp.
2.649% due 10/25/2036		5,472	5,305
2.889% due 01/25/2033		73	66
4.370% due 10/25/2034		114	114
Wells Fargo Home Equity Trust
2.649% due 01/25/2037		2,583	2,494

Total Asset-Backed Securities (Cost $155,732)			148,571

SOVEREIGN ISSUES 0.8%
China Development Bank
5.000% due 10/15/2015		900	897
Export-Import Bank of Korea
3.166% due 06/01/2009		8,500	8,517
4.125% due 02/10/2009		140	140
Korea Development Bank
4.842% due 04/03/2010		25,000	24,949
South Africa Government International Bond
5.875% due 05/30/2022		500	472

Total Sovereign Issues (Cost $35,032)			34,975

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,347
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	36,046

Total Foreign Currency-Denominated Issues (Cost $35,077)			38,393

	Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
4.946% due 12/31/2049		1,239	12,917

Total Preferred Stocks (Cost $13,055)			12,917

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.9%
Certificates of Deposit 2.6%
Abbey National Treasury Services PLC
3.069% due 07/02/2008		$11,100	11,068
Calyon Financial, Inc.
4.035% due 01/16/2009		9,900	9,894
Dexia Credit Local S.A.
2.654% due 09/29/2008		34,500	34,509
Fortis Bank NY
2.622% due 04/28/2008		3,600	3,600
2.649% due 06/30/2008		5,100	5,098
Nordea Bank Finland PLC
3.028% due 05/28/2008		5,000	5,003
3.046% due 04/09/2009		14,300	14,291
Skandinaviska Enskilda Banken AB
3.050% due 08/21/2008		14,500	14,501
3.060% due 02/13/2009		8,300	8,298
Wachovia Bank N.A.
2.668% due 10/03/2008		8,800	8,765

			115,027

Commercial Paper 3.7%
Federal Home Loan Bank
1.500% due 04/01/2008		43,000	43,000
UBS Finance Delaware LLC
2.940% due 06/06/2008		121,700	121,080

			164,080

Repurchase Agreements 1.4%
Deutsche Bank AG
1.200% due 04/01/2008		60,100	60,100
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $61,347. Repurchase proceeds are $60,102.)
Fixed Income Clearing Corp.
1.900% due 04/01/2008		2,000	2,000
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $2,042. Repurchase proceeds are $2,000.)

			62,100

U.S. Treasury Bills 1.2%
1.259% due 05/29/2008 - 06/12/2008 (b)(d)(e)		54,270	53,982

Total Short-Term Instruments (Cost $395,365)			395,189

Purchased Options (j) 1.0% (Cost $12,283)			42,639
Total Investments 122.0% (Cost $5,372,669)			$5,390,386
Written Options (k) (0.9%) (Premiums $18,036)			(39,377)
Other Assets and Liabilities (Net) (21.1%)			(932,448)

Net Assets (f) 100.0%			$4,418,561

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $40,629 have been pledged as collateral for swap, option and swaption contracts on March 31, 2008.

(e) Securities with an aggregate market value of $329 have been pledged as collateral for delayed-delivery securities on March 31, 2008.

(f) As of March 31, 2008, portfolio securities with an aggregate value of $9,986 and derivative instruments with an aggregate depreciation of ($2,489) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowings outstanding during the period ended March 31, 2008 was $476,510 at a weighted average interest rate of 3.593%. On March 31, 2008, securities valued at $601,073 were pledged as collateral for reverse repurchase agreements.

(h) Cash of $36,416 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	6,868	$43,569
90-Day Eurodollar December Futures	Long	12/2009	314	(8)
90-Day Eurodollar June Futures	Long	06/2008	4,106	25,869
90-Day Eurodollar June Futures	Long	06/2009	314	21
90-Day Eurodollar March Futures	Long	03/2009	3,462	16,875
90-Day Eurodollar September Futures	Long	09/2008	1,366	9,525
90-Day Eurodollar September Futures	Long	09/2009	568	410
Euro-Bobl June Futures	Long	06/2008	87	(259)
Euro-Schatz June Futures	Short	06/2008	287	202
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,084	(118)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	1,781	(1,543)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	3,362	8,520
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	791	1,203
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	28
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,878	894
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	296	858
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	673	2,156
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,041	1,246

				$109,448

(i) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.670%	03/20/2013	BCLY	$3,500	$(23)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	GSC	5,400	(1)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	RBS	7,800	(2)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	3,900	4
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	500	(83)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	2,500	(410)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	2,500	(395)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	1,500	(185)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	500	(60)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	500	(60)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	1,300	(252)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(38)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	800	(153)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	300	(57)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	300	(53)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	BOA	5,000	(350)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	JPM	1,600	(112)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	6,100	(391)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	5,400	(890)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	2,000	(489)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	2,500	(608)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,500	(583)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	2,500	(582)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,500	(579)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	1,000	(231)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	3,200	(652)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	3,000	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	2,200	(10)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	RBS	11,000	(51)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	1,200	(44)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	3,100	(114)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	3,100	(4)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,300	(2)
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	7,900	(6)
Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	LEH	600	(22)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	700	(51)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	700	(49)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	2,000	(61)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	700	(21)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	1,000	(26)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	1,200	(70)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	CSFB	400	(25)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	LEH	3,000	(190)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	1,300	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	MSC	15,500	1
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	5,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	7,100	(300)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	5,000	(20)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	1,600	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	4,000	(46)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.520%	03/20/2013	DUB	12,900	(127)
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	15,700	886

						$(7,868)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$7,000	$387
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	26,200	1,488
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	14,607	(591)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	3,776	(147)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	2,700	(267)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	1,000	(98)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	1,400	(126)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	500	(44)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	1,900	(165)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	1,100	(96)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	700	(60)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	700	(60)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	60,400	(236)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	87,100	(249)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	272,200	1,602
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	24,200	221
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	36,900	389
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	9,100	9
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	GSC	20,100	173
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	JPM	4,600	40

						$1,881

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	117,500	$(448)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		7,600	45
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$21,500	253
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		213,700	2,546
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		195,800	710
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		30,600	(731)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		46,800	(298)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		110,400	(1,352)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		6,400	(562)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		2,500	32
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		11,200	(88)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		7,400	34
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		17,400	27
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,200	53
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	14
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,900	16
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,400	(184)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		1,800	(39)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,500	(34)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		2,400	(54)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		1,200	(27)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		9,300	(227)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	48,500	84
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		12,300	(229)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		17,000	238
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	9,600	(47)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		26,700	361
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		17,100	149
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		9,400	84
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		27,100	(186)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		7,900	(119)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		13,700	150
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	24,100	51
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		14,400	26
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		13,600	17
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		12,700	10
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		14,400	211
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		2,800	25
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		28,500	230
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		74,700	1,499
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		21,200	412
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		17,500	(352)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		6,300	245
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		5,300	(54)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		5,400	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		7,300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	(10)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,900	222
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		2,200	173
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		3,200	310
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		5,500	347
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		10,000	732
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		5,000	(592)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		1,400	(177)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		800	(122)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	520,000	253
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		990,000	486
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	46,500	37
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		12,100	27
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$10,900	(588)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		13,100	(469)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	16,700	(242)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		11,000	(151)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		4,300	(57)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		14,200	7
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		5,900	16
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		28,700	(512)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		20,800	(304)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		24,000	(26)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		22,600	(163)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$15,800	(26)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		31,600	(76)

							$1,532

(j) Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$256,100	$2,749	$4,280
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	261,000	1,258	10,784
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	349,600	1,237	14,445
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	94,900	378	3,921
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	544,200	4,963	7,053
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	112,200	1,212	1,389
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	767

							$12,283	$42,639

(k) Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	1,986	$2,293	$4,220
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	486	596	577
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	1,999	2,919	438
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	243	199	129

				$6,007	$5,364

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$88,400	$2,174	$3,417
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	17,500	562	876
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	112,900	1,265	7,553
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	152,000	1,258	10,169
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	41,100	371	2,750
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	182,500	4,785	7,156
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	37,400	1,128	1,379
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	22,000	486	713

							$12,029	$34,013

(l) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2038	$28,000	$27,685	$27,716
Fannie Mae	6.000%	04/01/2038	10,000	10,072	10,245
Freddie Mac	5.500%	04/01/2038	15,000	15,136	15,148
Ginnie Mae	5.500%	04/01/2038	400	406	408
Ginnie Mae	6.000%	04/01/2038	3,600	3,706	3,715
U.S. Treasury Notes	2.000%	02/28/2010	14,600	14,682	14,772
U.S. Treasury Notes	2.125%	01/31/2010	14,400	14,492	14,610
U.S. Treasury Notes	3.125%	11/30/2009	24,600	25,182	25,559
U.S. Treasury Notes	3.250%	12/31/2009	136,000	139,635	141,154
U.S. Treasury Notes	4.250%	08/15/2013	12,700	13,715	13,952
U.S. Treasury Notes	4.500%	05/15/2017	52,900	56,678	58,551

				$321,389	$325,830

(2)	Market value includes $2,901 of interest payable on short sales.

(m) Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	2,989	05/2008	$0	$(7)	$(7)
Buy	AUD	1,826	04/2008	10	0	10
Buy	BRL	2,292	07/2008	42	0	42
Sell		32,669	07/2008	399	0	399
Buy		260,790	12/2008	2,108	0	2,108
Sell		47,230	12/2008	657	0	657
Buy	CLP	709,183	12/2008	135	0	135
Sell	EUR	26,657	04/2008	0	(513)	(513)
Sell	GBP	42,343	04/2008	68	(170)	(102)
Buy	IDR	24,255,000	05/2008	0	(131)	(131)
Buy	INR	310,998	05/2008	342	0	342
Buy		390,680	08/2008	0	(217)	(217)
Sell	JPY	93,453	04/2008	3	0	3
Buy		1,316,165	05/2008	166	(151)	15
Sell		2,230,824	05/2008	176	0	176
Buy	KRW	3,717,958	05/2008	0	(261)	(261)
Buy		16,022,815	08/2008	0	(911)	(911)
Buy	KWD	226	05/2008	27	0	27
Buy	MXN	219,445	07/2008	534	0	534
Sell		122,533	07/2008	0	(161)	(161)
Buy	MYR	33,669	05/2008	476	0	476
Buy	PHP	391,443	05/2008	796	0	796
Buy	PLN	42,477	07/2008	3,299	0	3,299
Sell		42,477	07/2008	0	(1,936)	(1,936)
Buy	RUB	645,366	07/2008	1,658	0	1,658
Sell		599,013	07/2008	0	(1,345)	(1,345)
Buy		188,154	11/2008	213	0	213
Buy	SAR	3,061	05/2008	0	(7)	(7)
Buy	SEK	15,753	06/2008	96	0	96
Buy	SGD	24,838	05/2008	1,450	0	1,450
Buy		17,370	11/2008	338	0	338
Buy	ZAR	4,932	07/2008	0	(121)	(121)
Buy		148	12/2008	0	(1)	(1)

				$12,993	$(5,932)	$7,061

See Accompanying Notes

Schedule of Investments

Total Return Portfolio II

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.4%
Banking & Finance 15.9%
American General Finance Corp.
6.900% due 12/15/2017	$100	$98
American Honda Finance Corp.
3.085% due 08/05/2008	30	30
Bear Stearns Cos., Inc.
4.325% due 07/16/2009	40	39
Capital One Financial Corp.
3.270% due 09/10/2009	30	27
Caterpillar Financial Services Corp.
3.130% due 05/18/2009	40	40
Citigroup Capital XXI
8.300% due 12/21/2057	70	69
Credit Suisse USA, Inc.
3.265% due 08/15/2010	40	39
General Electric Capital Corp.
5.875% due 01/14/2038	70	68
Goldman Sachs Group, Inc.
2.689% due 12/22/2008	40	40
5.625% due 01/15/2017	20	19
HSBC Finance Corp.
3.346% due 05/10/2010	10	9
3.350% due 11/16/2009	30	29
JPMorgan Chase & Co.
6.000% due 01/15/2018	10	10
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	30	29
Merrill Lynch & Co., Inc.
3.178% due 05/08/2009	40	39
6.400% due 08/28/2017	10	10
Wachovia Corp.
5.750% due 02/01/2018	40	39

		634

Industrials 2.0%
Amgen, Inc.
3.170% due 11/28/2008	40	40
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	40	39

		79

Utilities 2.5%
AT&T, Inc.
3.195% due 02/05/2010	30	30
4.950% due 01/15/2013	10	10
Ohio Power Co.
4.826% due 04/05/2010	40	39
Verizon Communications, Inc.
2.748% due 04/03/2009	20	20

		99

Total Corporate Bonds & Notes (Cost $827)		812

MUNICIPAL BONDS & NOTES 0.2%
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	10	10

Total Municipal Bonds & Notes (Cost $10)		10

U.S. GOVERNMENT AGENCIES 94.1%
Fannie Mae
5.000% due 04/25/2033 - 05/01/2038	155	154
5.500% due 03/01/2037 (a)	907	917
5.500% due 05/01/2038	300	302
5.973% due 09/01/2034	23	23
6.000% due 07/01/2016 - 02/01/2038	164	168
6.000% due 10/01/2037 - 11/01/2037 (a)	1,828	1,874
6.089% due 12/01/2036	24	24
Freddie Mac
4.250% due 09/15/2024	18	18
6.000% due 09/01/2016	7	8
7.125% due 01/01/2028	1	2
7.305% due 07/01/2027	2	2
Ginnie Mae
3.036% due 09/20/2030	2	2
Small Business Administration
4.750% due 07/01/2025	253	248

Total U.S. Government Agencies (Cost $3,691)		3,742

MORTGAGE-BACKED SECURITIES 13.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	41	37
Banc of America Funding Corp.
4.113% due 05/25/2035	69	66
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	14	14
6.500% due 09/25/2033	4	4
Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	26	24
5.031% due 04/25/2033	13	13
5.072% due 11/25/2034	12	12
Bear Stearns Alt-A Trust
5.371% due 05/25/2035	47	41
Countrywide Alternative Loan Trust
5.236% due 02/25/2036	19	14
Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	31	25
4.723% due 02/20/2035	15	15
4.800% due 11/25/2034	12	11
CS First Boston Mortgage Securities Corp.
6.466% due 06/25/2032	2	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 03/25/2037	23	22
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
Impac CMB Trust
4.135% due 07/25/2033	24	22
Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	47	45
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	10	10
5.420% due 01/15/2049	30	29
JPMorgan Mortgage Trust
5.023% due 02/25/2035	20	18
MLCC Mortgage Investors, Inc.
6.944% due 01/25/2029	14	13
Morgan Stanley Capital I
2.878% due 10/15/2020	11	10
Prime Mortgage Trust
2.999% due 02/25/2034	20	18
Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	11	9
2.889% due 09/19/2032	1	1
WaMu Mortgage Pass-Through Certificates
5.220% due 02/27/2034	16	15
5.326% due 02/25/2046	19	15
5.726% due 08/25/2042	19	17
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	19	18

Total Mortgage-Backed Securities (Cost $588)		542

ASSET-BACKED SECURITIES 3.0%
American Express Credit Account Master Trust
2.818% due 01/18/2011	40	40
BA Credit Card Trust
3.890% due 04/15/2013	10	10
First USA Credit Card Master Trust
2.935% due 04/18/2011	30	30
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	40	40

Total Asset-Backed Securities (Cost $120)		120

	Shares
PREFERRED STOCKS 6.6%
Banking & Finance 6.6%
DG Funding Trust
4.946% due 12/31/2049	25	260

Total Preferred Stocks (Cost $265)		260

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 15.3%
Commercial Paper 2.5%
Federal Home Loan Bank
1.500% due 04/01/2008	$100	100

Repurchase Agreements 5.3%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	100	100
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $103. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
1.900% due 04/01/2008	111	111
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $115. Repurchase proceeds are $111.)

		211

U.S. Treasury Bills 7.5%
0.700% due 06/12/2008	300	300

Total Short-Term Instruments (Cost $611)		611

Purchased Options (d) 0.8%		34
(Cost $24)
Total Investments 154.0% (Cost $6,136)		$6,131
Written Options (e) (0.9%) (Premiums $24)		(35)
Other Assets and Liabilities (Net) (53.1%)		(2,114)

Net Assets 100.0%		$3,982

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The average amount of borrowings outstanding during the period ended March 31, 2008 was $1,593 at a weighted average interest rate of 3.532%. On March 31, 2008 securities valued at $2,119 were pledged as collateral for reverse repurchase agreements.

(b) Cash of $283 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	4	$22
90-Day Eurodollar December Futures	Long	12/2009	1	0
90-Day Eurodollar June Futures	Long	06/2008	1	7
90-Day Eurodollar June Futures	Long	06/2009	1	0
90-Day Eurodollar March Futures	Long	03/2009	5	22
90-Day Eurodollar September Futures	Long	09/2008	2	15
90-Day Eurodollar September Futures	Long	09/2009	1	0
U.S. Treasury 5-Year Note June Futures	Long	06/2008	4	(3)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	9	25

				$88

(c) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	$100	$(2)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	$100	$1

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$1,400	$9
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	1,700	(23)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	1,100	(8)

						$(22)

(d) Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	$2,600	$24	$34

(e) Written options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	$900	$24	$35

(f) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	2.875%	01/31/2013	$200	$202	$206

(2)	Market value includes $2 of interest payable on short sales.

See Accompanying Notes

Supplementary Notes to Schedules of Investments

March 31, 2008 (Unaudited)

1. Basis for Consolidation of the PIMCO CommodityRealReturn Strategy Portfolio

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2008, net assets of the Portfolio were approximately $446 million, of which approximately $47 million, or roughly 10.5%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

As of March 31, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )

All Asset Portfolio	$41,508	$(33,732)	$7,776
CommodityRealReturnTM Strategy Portfolio	19,329	(4,596)	14,733
Emerging Markets Bond Portfolio	5,627	(3,352)	2,275
Foreign Bond Portfolio (U.S. Dollar-Hedged)	5,423	(1,472)	3,951
Global Bond Portfolio (Unhedged)	17,645	(5,191)	12,454
High Yield Portfolio	17,512	(27,589)	(10,077)
Long-Term U.S. Government Portfolio	4,378	(1,887)	2,491
Low Duration Portfolio	7,685	(27,171)	(19,486)
Real Return Portfolio	24,091	(23,497)	594
RealEstateRealReturn Strategy Portfolio	59	(24)	35
Short-Term Portfolio	311	(381)	(70)
Small Cap StocksPLUS® TR Portfolio	32	(72)	(40)
StocksPLUS® Growth and Income Portfolio	108	(1,769)	(1,661)
StocksPLUS® Total Return Portfolio	57	(92)	(35)
Total Return Portfolio	87,306	(69,589)	17,717
Total Return Portfolio II	69	(74)	(5)

3. Fair Value Measurements

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive or pay to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels based upon inputs using quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities:

	Fair Valuations at 03/31/2008 using
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2008
All Asset Portfolio
Investments, at value	$1,519,672	$1,647	$—	$1,521,319
Other Financial Instruments*	—	—	—	—

Total	$1,519,672	$1,647	$—	$1,521,319

CommodityRealReturnTM Strategy Portfolio
Investments, at value	$270	$945,227	$573	$946,070
Other Financial Instruments*	1,821	(150,194)	(5,662)	(154,035)

Total	$2,091	$795,033	$(5,089)	$792,035

Emerging Markets Bond Portfolio
Investments, at value	$1,026	$207,554	$—	$208,580
Other Financial Instruments*	200	(16,682)	(19)	(16,501)

Total	$1,226	$190,872	$(19)	$192,079

Foreign Bond Portfolio (U.S. Dollar-Hedged)
Investments, at value	$614	$132,533	$95	$133,242
Other Financial Instruments*	91	(12,225)	(31)	(12,165)

Total	$705	$120,308	$64	$121,077

Global Bond Portfolio (Unhedged)
Investments, at value	$1,513	$479,529	$1,291	$482,333
Other Financial Instruments*	1,274	(39,214)	(106)	(38,046)

Total	$2,787	$440,315	$1,185	$444,287

High Yield Bond Portfolio
Investments, at value	$—	$460,254	$3,318	$463,572
Other Financial Instruments*	(3)	(17,475)	(57)	(17,535)

Total	$(3)	$442,779	$3,261	$446,037

Long-Term U.S. Government Portfolio
Investments, at value	$—	$163,936	$1,423	$165,359
Other Financial Instruments*	172	(3,605)	—	(3,433)

Total	$172	$160,331	$1,423	$161,926

Low Duration Portfolio
Investments, at value	$—	$1,480,361	$14,162	$1,494,523
Other Financial Instruments*	39,956	(97,241)	(348)	(57,633)

Total	$39,956	$1,383,120	$13,814	$1,436,890

Money Market Portfolio
Investments, at value	$—	$408,669	$—	$408,669
Other Financial Instruments*	—	—	—	—

Total	$—	$408,669	$—	$408,669

Real Return Portfolio
Investments, at value	$3,945	$2,801,092	$6,814	$2,811,851
Other Financial Instruments*	3,207	(529,042)	(901)	(526,736)

Total	$7,152	$2,272,050	$5,913	$2,285,115

RealEstateRealReturn Strategy Portfolio
Investments, at value	$—	$9,693	$—	$9,693
Other Financial Instruments*	42	(1,571)	(8)	(1,537)

Total	$42	$8,122	$(8)	$8,156

Short-Term Portfolio
Investments, at value	$148	$23,587	$95	$23,830
Other Financial Instruments*	(205)	(562)	—	(767)

Total	$(57)	$23,025	$95	$23,063

Small-Cap StocksPLUS® TR Portfolio
Investments, at value	$—	$4,280	$—	$4,280
Other Financial Instruments*	168	(337)	(1)	(170)

Total	$168	$3,943	$(1)	$4,110

StocksPLUS® Growth and Income Portfolio
Investments, at value	$1	$65,168	$1,093	$66,262
Other Financial Instruments*	629	(817)	(45)	(233)

Total	$630	$64,351	$1,048	$66,029

StocksPLUS® Total Return Portfolio
Investments, at value	$—	$5,833	$—	$5,833
Other Financial Instruments*	75	22	(12)	85

Total	$75	$5,855	$(12)	$5,918

Total Return Portfolio
Investments, at value	$—	$5,390,335	$51	$5,390,386
Other Financial Instruments*	104,084	(353,501)	(835)	(250,252)

Total	$104,084	$5,036,834	$(784)	$5,140,134

Total Return II Portfolio
Investments, at value	$—	$6,131	$—	$6,131
Other Financial Instruments*	88	(263)	1	(174)

Total	$88	$5,868	$1	$5,957

For fair valuations using significant unobservable inputs (Level 3), FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following is a reconciliation of the fair valuations using significant unobservable inputs for the Portfolio during the period ending March 31, 2008:

	Beginning balance 12/31/2007	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Net transfers in (out) of Level 3	Ending balance 03/31/2008
CommodityRealReturnTM Strategy Portfolio
Investments, at value	$600	$(383)	$—	$356	$—	$573
Other Financial Instruments*	(1,213)	5	—	(4,452)	(2)	(5,662)

Total	$(613)	$(378)	$—	$(4,096)	$(2)	$(5,089)

Emerging Markets Bond Portfolio
Investments, at value	$—	$—	$—	$—	$—	$—
Other Financial Instruments*	(8)	—	—	(11)	—	(19)

Total	$(8)	$—	$—	$(11)	$—	$(19)

Foreign Bond Portfolio (U.S. Dollar-Hedged)
Investments, at value	$119	$(3)	$—	$(21)	$—	$95
Other Financial Instruments*	(9)	(1)	—	(21)	—	(31)

Total	$110	$(4)	$—	$(42)	$—	$64

Global Bond Portfolio (Unhedged)
Investments, at value	$—	$1,141	$2	$(29)	$177	$1,291
Other Financial Instruments*	(41)	—	—	(65)	—	(106)

Total	$(41)	$1,141	$2	$(94)	$177	$1,185

High Yield Bond Portfolio
Investments, at value	$6,258	$(2,683)	$(4)	$(253)	$—	$3,318
Other Financial Instruments*	(28)	(45)	—	11	5	(57)

Total	$6,230	$(2,728)	$(4)	$(242)	$5	$3,261

Long-Term U.S. Government Portfolio
Investments, at value	$895	$366	$(1)	$(27)	$190	$1,423
Other Financial Instruments*	—	—	—	—	—	—

Total	$895	$366	$(1)	$(27)	$190	$1,423

Low Duration Portfolio
Investments, at value	$19,412	$10,131	$39	$(619)	$(14,801)	$14,162
Other Financial Instruments*	(146)	—	—	(90)	(112)	(348)

Total	$19,266	$10,131	$39	$(709)	$(14,913)	$13,814

Real Return Portfolio
Investments, at value	$11,194	$6,349	$38	$(395)	$(10,372)	$6,814
Other Financial Instruments*	(342)	—	—	(456)	(103)	(901)

Total	$13,499	$6,349	$38	$(651)	$(13,322)	$5,913

RealEstateRealReturn Strategy Portfolio
Investments, at value	$—	$—	$—	$—	$—	$—
Other Financial Instruments*	(7)	—	—	1	(2)	(8)

Total	$(7)	$—	$—	$1	$(2)	$(8)

Short-Term Portfolio
Investments, at value	$162	$75	$—	$—	$(142)	$95
Other Financial Instruments*	—	—	—	—	—	—

Total	$162	$75	$—	$—	$(142)	$95

Small-Cap StocksPLUS® TR Portfolio
Investments, at value	$—	$—	$—	$—	$—	$—
Other Financial Instruments*	(1)	—	—	—	—	(1)

Total	$(1)	$—	$—	$—	$—	$(1)

StocksPLUS® Growth and Income Portfolio
Investments, at value	$389	$(47)	$3	$(34)	$782	$1,093
Other Financial Instruments*	2	—	—	(8)	(39)	(45)

Total	$391	$(47)	$3	$(42)	$743	$1,048

StocksPLUS® Total Return Portfolio
Investments, at value	$—	$—	$—	$—	$—	$—
Other Financial Instruments*	1	—	—	(13)	—	(12)

Total	$1	$—	$—	$(13)	$—	$(12)

Total Return Portfolio
Investments, at value	$12,912	$(8,272)	$14	$(207)	$(4,396)	$51
Other Financial Instruments*	(403)	—	—	(20)	(412)	(835)

Total	$12,509	$(8,272)	$14	$(227)	$(4,808)	$(784)

Total Return II Portfolio
Investments, at value	$—	$—	$—	$—	$—	$—
Other Financial Instruments*	—	—	—	1	—	1

Total	$—	$—	$—	$1	$—	$1

*	Other financial instruments include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange
CME	Chicago Mercantile Exchange	NYBEX	New York Board of Trade
FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
		OTC	Over-the-Counter

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal or Agency Bond Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	MBS	Mortgage-Backed Security
CMBS	Collateralized Mortgage-Backed Security	MSCI	Morgan Stanley Capital International
CMM	Constant Maturity Mortgage Rate	REIT	Real Estate Investment Trust
CMO	Collateralized Mortgage Obligation	SPDR	Standard & Poor's Depository Receipts
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 30, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 30, 2008